Document And Entity Information	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	cyt
Entity Registrant Name	CYTEC INDUSTRIES INC/DE/
Entity Central Index Key	0000912513
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		45,818,398

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 415.8	$ 383.3
Trade accounts receivable, less allowance for doubtful accounts of $5.0 and $4.2 in 2011 and 2010, respectively	396.6	370.6
Other accounts receivable	42.5	51.4
Inventories	374.3	350
Deferred income taxes	39.4	40.6
Other current assets	19.2	22.4
Current assets held for sale	0	93.1
Total current assets	1,287.8	1,311.4
Investment in associated companies	19.2	19.7
Plants, equipment and facilities, at cost	1,939.2	1,937.5
Less: accumulated depreciation	(824.7)	(811.3)
Net plant investment	1,114.5	1,126.2
Acquisition intangibles, net of accumulated amortization of $278.8 and $245.9in 2011 and 2010, respectively	303.4	347
Goodwill	675.7	685.7
Deferred income taxes	26.6	24.1
Other assets	109.5	88.5
Non-current assets held for sale	0	71.3
Total assets	3,536.7	3,673.9
Liabilities
Accounts payable	281.6	263.6
Short-term borrowings	3.5	6.1
Accrued expenses	214.2	223.2
Income taxes payable	20.8	19.7
Deferred income taxes	1.8	3.1
Current liabilities held for sale	0	63.9
Total current liabilities	521.9	579.6
Long-term debt	635.9	641.5
Pension and other postretirement benefit liabilities	337.4	364.2
Other noncurrent liabilities	271.1	272.8
Deferred income taxes	77.1	71.3
Non-current liabilities held for sale	0	7.6
Stockholders' equity
Preferred stock, 20,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $.01 par value per share, 150,000,000 shares authorized; issued 49,586,198 in 2011 and 49,445,350 in 2010	0.5	0.5
Additional paid-in capital	461.2	451.5
Retained earnings	1,476.4	1,293
Accumulated other comprehensive loss	(66.5)	(14.4)
Treasury stock, at cost, 4,077,360 shares in 2011 and 767 shares in 2010	(185)	0
Total Cytec Industries Inc. stockholders' equity	1,686.6	1,730.6
Noncontrolling interests	6.7	6.3
Total equity	1,693.3	1,736.9
Total liabilities and stockholders' equity	$ 3,536.7	$ 3,673.9

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 5	$ 4.2
Acquisition intangibles, accumulated amortization	$ 278.8	$ 245.9
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	49,586,198	49,445,350
Treasury stock, shares	4,077,360	767

Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Net sales	$ 3,073.1	$ 2,748.3	$ 2,429.3
Manufacturing cost of sales	2,330.5	2,074	1,975.3
Selling and technical services	224.4	205.4	197
Research and process development	84.6	72.5	75
Administrative and general	125.7	125.4	124.2
Amortization of acquisition intangibles	38.7	37.1	38.2
Gain on sale of assets	3.3	0	0.2
Asset impairment charge	0	0	4.3
Earnings from operations	272.5	233.9	15.5
Other expense, net	4.5	5.6	2.6
Net loss on early extinguishment of debt	0.3	0.8	9.1
Equity in earnings of associated companies	1.3	1	0.9
Interest expense, net	35.8	33.2	24.2
Earnings (loss) from continuing operations before income taxes	233.2	195.3	(19.5)
Income tax provision (benefit)	64.8	50.5	(8.9)
Earnings (loss) from continuing operations	168.4	144.8	(10.6)
Earnings from operations of discontinued business, net of tax	7.9	30.3	9.7
Gain on sale of discontinued operations, net of tax	34.6	0	0
Earnings from discontinued operations, net of tax	42.5	30.3	9.7
Net earnings (loss)	210.9	175.1	(0.9)
Less: Net earnings attributable to noncontrolling interests	(3.1)	(2.8)	(1.6)
Net earnings (loss) attributable to Cytec Industries Inc.	$ 207.8	$ 172.3	$ (2.5)
Basic earnings (loss) per common share
Continuing operations	$ 3.41	$ 2.88	$ (0.25)
Discontinued operations	$ 0.88	$ 0.61	$ 0.2
Basic earnings per common share	$ 4.29	$ 3.49	$ (0.05)
Diluted earnings (loss) per common share
Continuing operations	$ 3.37	$ 2.85	$ (0.25)
Discontinued operations	$ 0.87	$ 0.61	$ 0.2
Diluted earnings per common share	$ 4.24	$ 3.46	$ (0.05)
Dividends per common share	$ 0.5	$ 0.05	$ 0.16

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows provided by (used in) operating activities
Net earnings (loss)	$ 210.9	$ 175.1	$ (0.9)
Less: Earnings from discontinued operations	(42.5)	(30.3)	(9.7)
Earnings (loss) from continuing operations	168.4	144.8	(10.6)
Noncash items included in earnings from continuing operations:
Depreciation	96.6	85.6	114.6
Amortization	45.8	44.6	44.7
Share-based compensation	11.1	10.2	7.7
Deferred income taxes	22.6	18.5	(41.6)
Gain on sale of assets	(3.3)	(2.3)	(0.2)
Non-cash gain on transfer of land	0	0	(8.9)
Non-cash pension settlement charge	0	0	12.2
Asset impairment charges	0	0	4.3
Loss on early extinguishment of debt	0.3	0.8	9.1
Unrealized loss (gain) on derivative instruments	2.1	(0.8)	(5.7)
Other	0	0.3	1.1
Changes in operating assets and liabilities (excluding effects of divestiture):
Trade accounts receivable	(38.8)	(39)	100.3
Other receivables	11.8	(6.2)	19.6
Inventories	(30.2)	(21.5)	219.4
Other assets	(3.8)	2.5	5.5
Accounts payable	22.9	41.1	17.6
Accrued expenses	(12.2)	29.6	26.6
Income taxes payable	(4.2)	4	13.2
Other liabilities	(54.1)	(72.5)	(9.8)
Net cash provided by operating activities of continuing operations	235	239.7	519.1
Net cash (used in) provided by operating activities of discontinued operations	(23.2)	39.1	46.2
Net cash provided by operating activities	211.8	278.8	565.3
Cash flows provided by (used in) investing activities:
Additions to plants, equipment and facilities	(116.5)	(115.6)	(175.5)
Net proceeds received on sale of assets	8.9	5.4	7
Net cash used in investing activities of continuing operations	(107.6)	(110.2)	(168.5)
Net cash provided by (used in) investing activities of discontinued operations	149.9	(15.3)	(18.4)
Net cash provided by (used in) investing activities	42.3	(125.5)	(186.9)
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt	0	0	390.2
Payments on long-term debt	(5.9)	(34.3)	(532.8)
Change in short-term borrowings	(2.8)	(4.9)	(29.9)
Cash dividends	(27.1)	(3.8)	(9.2)
Proceeds from the exercise of stock options	8.1	20.5	7.4
Purchase of treasury stock	(196.1)	0	0
Excess tax benefits from share-based payment arrangements	1.5	2.9	0
Net cash settlement of cross currency swaps	0	(14)	0
Other	10.8	0	0
Net cash used in financing activities	(211.5)	(33.6)	(174.3)
Effect of currency rate changes on cash and cash equivalents	(10.1)	1.9	2.3
Increase in cash and cash equivalents	32.5	121.6	206.4
Cash and cash equivalents, beginning of period	383.3	261.7	55.3
Cash and cash equivalents, end of period	$ 415.8	$ 383.3	$ 261.7

Consolidated Statements Of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Pension Liabilities [Member]	Unrealized Net (Losses) Gains On Cash Flow Hedges [Member]	Cumulative Translation Adjustments [Member]	Treasury Stock [Member]	Noncontrolling Interests [Member]	Total
Balance at Dec. 31, 2008	$ 0.5	$ 437.1	$ 1,133.5	$ (177.6)	$ 13.2	$ 125.2	$ (57.2)	$ 4.1	$ 1,478.8
Net earnings			(2.5)					1.6	(0.9)
Other comprehensive income:
Pension liability adjustment, net of taxes				14.4					14.4
Unrealized net gain (loss) on derivative instruments, net of taxes					(15.2)				(15.2)
Translation adjustments						56			56
Comprehensive income								1.6	54.3
Dividends - noncontrolling interests								(1.5)	(1.5)
Dividends:
Common stock outstanding			(7.7)						(7.7)
Deferred and unvested common stock		0.1	(0.1)
Share-based compensation		(1)					8.7		7.7
Shares contribution to pension plans		22.5							22.5
Exercise of stock options		(9.3)					16.7		7.4
Excess tax benefit on stock options		1.6							1.6
Balance at Dec. 31, 2009	0.5	451	1,123.2	(163.2)	(2)	181.2	(31.8)	4.2	1,563.1
Net earnings			172.3					2.8	175.1
Other comprehensive income:
Pension liability adjustment, net of taxes				(21.8)					(21.8)
Unrealized net gain (loss) on derivative instruments, net of taxes					1.6				1.6
Translation adjustments						(10.2)		0.6	(9.6)
Comprehensive income								3.4	145.3
Dividends - noncontrolling interests								(1.3)	(1.3)
Dividends:
Common stock outstanding			(2.5)						(2.5)
Deferred and unvested common stock
Share-based compensation		7.7					2.5		10.2
Exercise of stock options		(8.8)					29.3		20.5
Excess tax benefit on stock options		1.6							1.6
Balance at Dec. 31, 2010	0.5	451.5	1,293	(185)	(0.4)	171		6.3	1,736.9
Net earnings			207.8					3.1	210.9
Other comprehensive income:
Pension liability adjustment, net of taxes				(15.7)					(15.7)
Unrealized net gain (loss) on derivative instruments, net of taxes					0.4				0.4
Translation adjustments						(36.8)		0.1	(36.7)
Comprehensive income								3.2	158.9
Dividends - noncontrolling interests								(2.8)	(2.8)
Dividends:
Common stock outstanding			(24.3)						(24.3)
Deferred and unvested common stock		0.1	(0.1)
Purchase of treasury stock							(196.1)		(196.1)
Share-based compensation		10.1					1		11.1
Exercise of stock options		(2)					10.1		8.1
Excess tax benefit on stock options		1.5							1.5
Balance at Dec. 31, 2011	$ 0.5	$ 461.2	$ 1,476.4	$ (200.7)		$ 134.2	$ (185)	$ 6.7	$ 1,693.3

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Stockholders' Equity
Pension liability adjustment, tax	$ 6.5	$ 24.7	$ 8.3
Unrealized net gain (loss) on derivative instruments, tax	$ 0.2	$ 1	$ 9.7

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Nature of Business and Consolidation Policy: We are a global specialty chemicals and materials company focused on developing, manufacturing and selling value-added products. Our products serve a diverse range of end markets including aerospace composites, structural adhesives, automotive and industrial coatings, electronics, inks, mining and plastics. We use our technology and application development expertise to create chemical and material solutions that are formulated to perform specific and important functions for our customers. We operate on a global basis with 35% of our 2011 revenues in North America, 40% in Europe, Middle East, and Africa, 18% in Asia-Pacific and 7% in Latin America. We have manufacturing and research facilities located in 14 countries. The consolidated financial statements include the accounts of Cytec Industries Inc. and our subsidiaries on a consolidated basis. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associated companies that we do not control, but for which we have the ability to exercise significant influence on operating and financial policy.

B. Inventories: Inventories are stated at the lower of cost or market. We determine cost using the first-in, first-out method.

C. Currency Translation: Operations in our international subsidiaries are recorded in local currencies which are also the functional currencies for financial reporting purposes. The results of operations for our international subsidiaries are translated from local currencies into U.S. dollars ("USD") using the average currency rate during each period which approximates the results that would be obtained using actual currency rates on the dates of individual transactions. Assets and liabilities are translated using currency rates at the end of the period with translation adjustments recorded in accumulated translation adjustments and recognized as a component of accumulated other comprehensive income ("OCI"). Gains and losses on foreign currency transactions, which represent the translation of transactions denominated in currencies other than the functional currency of the impacted legal entity, are recorded as incurred in other (expense) income, net.

D. Depreciation: Depreciation is provided on either the straight-line or the straight-line composite method. Certain assets in the United States and all assets outside the United States and Canada are depreciated on a straight-line basis over the estimated useful lives of the assets. When these assets are retired or disposed of, the net book value of assets are removed from the consolidated balance sheet and the net gain or loss is included in the determination of earnings from operations. Depreciation for the remainder of our assets in the United States and Canada is recorded primarily on a straight-line composite method over the estimated useful lives of various classes of assets, with rates periodically reviewed and adjusted if necessary. When such depreciable assets are sold or otherwise retired from service, unless a major change in the composition of an asset class has occurred, their costs plus demolition costs less amounts realized on sale or salvage are charged or credited to the accumulated depreciation account. Expenditures for maintenance and repairs are charged to current operating expenses. Acquisitions, additions and betterments, either to provide necessary capacity, improve the efficiency of production units, modernize or replace older facilities or to install equipment for protection of the environment, are capitalized. We capitalize interest costs incurred during the period of construction of plants and equipment.

E. Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of: Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income. Assets to be disposed of are reported at the lower of the carrying amount or fair value less the costs to sell.

F. Goodwill and Intangible Assets: We have defined our reportable segments as our reporting units for our goodwill accounting. We test goodwill for impairment on an annual basis as of October 1st and more often if events occur or circumstances change that would likely reduce the fair value of a reporting unit to an amount below its carrying value. When necessary, we record charges for goodwill impairments for the amount by which the implied fair value of goodwill is less than its carrying value.

We use a two-step process to test goodwill for impairment. First, the reporting unit's fair value is compared to its carrying value. We initially use a market multiple approach (1A) to estimate a range of fair values by reporting unit, and then use a discounted cash flow approach (1B) if the market multiple approach indicates that a potential impairment might exist to refine and reaffirm the results of the first test. Due to the cyclical nature of our reporting units, market multiple values are determined utilizing a three-year average of EBITDA. The three-year period is comprised of the prior year, current year and one year of projected amounts. If the reporting unit's estimated fair value at the low end of the range is close to, in our judgment, or below the reporting unit's carrying value, we refine the calculation using discounted cash flows to calculate a point estimate of the reporting unit's fair value, as opposed to a range. If the discounted cash flow approach yields a fair value estimate less than the reporting unit's carrying value, we would proceed to step two of the impairment test which is used to measure the amount of the impairment loss. In the second step, the implied fair value of the reporting unit's goodwill is determined by allocating the reporting unit's fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of this second step would then be compared to the carrying amount of the goodwill and an impairment charge would be recorded for the difference.

Intangible assets are amortized on a straight-line basis over their respective estimated useful lives. Intangible assets with determinable useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income.

G. Cash and Cash Equivalents: Securities with maturities of three months or less when purchased are considered to be cash equivalents.

H. Financial Instruments: Certain financial instruments are recorded at cost which approximates fair value such as cash and cash equivalents, receivables, certain other assets, accounts payable, and certain other liabilities. Fair values are determined through a combination of management estimates and information obtained from third parties using the latest available market data. Long-term debt is carried at amortized cost .

I. Derivative Instruments and Hedging Activities: We use derivative instruments in accordance with our established policies to manage exposure to fluctuations in currency rates, interest rates, and, at times, certain commodity costs. We do not hold or issue derivative financial instruments for trading or speculative purposes. We enter into financial instrument transactions with either major financial institutions or highly-rated counterparties and make reasonable attempts to diversify transactions among counterparties, thereby limiting exposure to credit-related and performance-related risks.

Foreign Currency Risk: Currency forward contracts and cross currency swaps are used to manage our exposure to fluctuations in currency rates on third party and intercompany transactions denominated in currencies other than the functional currency of the legal entity. We hedge such exposures with currency forward contracts and cross currency swaps denominated in the same currency and with similar terms as the underlying exposure, and therefore, the instruments are effective at generating offsetting changes in the fair value or cash flows of the hedged item or transaction. All derivative contracts used to manage foreign currency risk are measured at fair value and reported as assets or liabilities on the balance sheet. Changes in fair value are reported in earnings or deferred, depending on the nature and effectiveness of the hedging relationship. Ineffectiveness, if any, in a hedging relationship is recognized immediately into earnings. If the hedging relationship is not highly effective in generating offsetting cash flows or changes in fair value, we recognize the change in the fair value of the currency forward contract in other income (expense), net.

Commodity Price Risk: Natural gas forwards are used to hedge a portion of our utility requirements at certain of our North American manufacturing facilities. When used, these forward contracts, which are highly effective at achieving offsetting cash flows of the underlying natural gas purchases, are designated as cash flow hedges and are reported on the consolidated balance sheets at fair value, with the effective portion of the hedged item included in accumulated other comprehensive income/(loss) on an after-tax basis. Gains and losses are reclassified into earnings, as a component of manufacturing cost of sales, in the period the hedged natural gas purchases affect earnings. If the derivative is no longer highly effective in achieving offsetting cash flows, subsequent changes in fair value were recorded in other (expense) income, net. Any ineffectiveness is recognized in other (expense) income, net in the current period. If the hedging relationship is terminated, we continue to defer the related gain or loss in accumulated other comprehensive income and include it as a component of the cost of the underlying hedged item. If the forecasted transaction is no longer likely to occur, we recognize the related gain or loss in other (expense) income, net in that period. We did not terminate any hedges during 2011, 2010, and 2009. All hedged transactions that were forecasted to occur in 2011, 2010, and 2009 occurred as forecasted. Ineffectiveness during these years was insignificant. The fair values of all of these instruments are based on a readily available published index for commodity prices.

J. Environmental and Other Contingent Liabilities: Accruals for environmental remediation, maintenance and operating costs directly related to remediation, and other contingent liabilities are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

It is our practice to conduct an analysis of our self-insured and insured contingent liabilities annually and whenever circumstances change significantly. Included in these liabilities are workers' compensation, product liability and toxic tort claims.

Accruals for environmental liabilities and other contingent liabilities are recorded as other liabilities with amounts expected to be paid out in the next twelve months classified as accrued expenses at undiscounted amounts.

Probable insurance recoveries for past and future indemnity costs are recorded in other receivables, to the extent collection is reasonably assured within the next twelve months, and longer term receivables are included in other assets at our best estimate of the ultimate expected receipts at undiscounted amounts. Defense and processing costs are expensed as incurred. Probable insurance recoveries for defense and processing costs are recognized only as actual costs are incurred.

In addition, we recognize the fair value of the liability for an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability we recognize a gain or loss on settlement.

K. Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. If repatriation of the undistributed income of our international subsidiaries and associated companies is anticipated then income taxes are provided for such earnings.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities. We recognize interest and penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of income.

L. Postretirement Benefits: Costs of postretirement benefits are recognized as employees render the services necessary to earn the related benefits. We recognize an asset or liability for the overfunded or underfunded status of postretirement plans that we sponsor. Additionally, we record all unrecognized prior service costs and credits, unrecognized actuarial gains and losses and any unrecognized transition obligations or assets in accumulated other comprehensive income. Such amounts are reclassified into earnings as components of net periodic benefit cost/income pursuant to the recognition and amortization provisions of the current applicable accounting literature. Finally, we measure plan assets and benefit obligations as of the date of the employer's statement of financial position.

M. Revenue Recognition: We recognize revenue when persuasive evidence of an arrangement exists, the selling price is fixed or determinable, collection is reasonably assured and title and risk of loss has passed to our customers. Customer rebates are estimated and recognized as a reduction of sales as such rebates are being earned.

N. Stock-Based Compensation: We recognize our share-based compensation cost in an amount equal to the fair value of share-based payments and estimate a forfeiture rate for all share-based awards. We monitor share option exercise and employee termination patterns to estimate forfeiture rates within the valuation model.

O. Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions. These estimates or assumptions affect the reported amounts and disclosures. For example, estimates are used when accounting for allowance for doubtful accounts, inventory valuations, useful lives of tangible and intangible assets, recoverability of goodwill, accrued expenses, environmental and other contingent liabilities, pension and other postretirement benefits, income tax valuation allowances and assumptions utilized in determining share-based compensation. Actual results could differ from these estimates. Accounting estimates require the use of judgment regarding uncertain future events and their related effects and, accordingly, may change as additional information is obtained.

P. Newly Issued Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04. The amendments in this ASU generally represent clarifications of fair value measurement, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements. The amendments in this ASU are effective for us in the first quarter 2012, and will be applied prospectively. We do not expect this ASU to have a material impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, requiring entities to present items of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate, but consecutive, statements of net income and other comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. It is effective for us beginning in the first quarter of 2012, and will not impact our results of operations or financial position. This ASU was subsequently amended by ASU No. 2011-12, which deferred the requirement for companies to present reclassification adjustments for each component of accumulated other comprehensive income in both other comprehensive income and net income on the face of the financial statements. However, we are still required to present reclassifications out of accumulated other comprehensive income on either the face of the financial statement in which other comprehensive income is presented or disclosed in Notes to Consolidated Financial Statements.

In September 2011, the FASB issued ASU No. 2011-08, intended to simplify how an entity tests goodwill for impairment by allowing entities the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the entity concludes from its qualitative assessment that fair value of the reporting unit exceeds its carrying value, the entity would no longer be required to calculate the fair value of the reporting unit. The amendments will be effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU to have a material impact on our consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-09, which requires employers to disclose more information regarding its financial obligations related to its participation in multiemployer pension plans. The enhanced disclosures are required for fiscal years ending after December 15, 2011. This ASU did not have a material impact on our consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, which requires an entity to disclose information about offsetting and related arrangements with respect to certain financial instruments and derivative instruments to enable users of its financial statements to understand the effect of those arrangements on its financial position. The enhanced disclosures will be required for fiscal years beginning on or after January 1, 2013, including interim periods within those annual periods, and will be applied retrospectively for all comparative periods presented. We do not expect this ASU to have a material impact on our consolidated financial statements.

Discontinued Operations And Other Divestitures	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Other Divestitures [Abstract]
Discontinued Operations And Other Divestitures
2.	DISCONTINUED OPERATIONS AND OTHER DIVESTITURES

Discontinued operations

On February 28, 2011, we completed the sale of substantially all of the assets and certain liabilities of our Building Block Chemicals business (the "Business") to Cornerstone Chemical Company, an affiliate of HIG Capital, LLC (the "Purchaser"), pursuant to an Asset Purchase Agreement ("the Agreement") dated January 28, 2011, between the Company and the Purchaser. The total consideration received from the sale was $175.7, including cash consideration of $160.7 that we received at closing and a promissory note for $15.0, due in six years and bearing interest at 7.0% annually. A cash payment of $6.6 was made to the Purchaser in July 2011 as final settlement of the agreed working capital transferred, resulting in net realized consideration of $169.1. The assets sold include our Fortier plant located in Westwego, Louisiana, personal property, inventory, accounts receivable, contract rights and certain other assets that are used in or relate to the Business, all as further specified in the Agreement. Liabilities assumed by the Purchaser include accounts payable, contract liabilities, and certain environmental and product liabilities, and certain other liabilities that relate to the Business and are as specified in the Agreement. Certain liabilities relating to the Business were retained by us, including certain environmental, pension and post-retirement healthcare liabilities. In 2011, we recorded an after-tax gain on the sale of $34.6, which is included in gain on sale of discontinued operations, net of tax in the accompanying consolidated statements of income.

The results of operations of the former Building Block Chemicals segment are reported as discontinued operations, and are therefore excluded from both continuing operations and segment results for all periods presented.

The following table displays summarized activity in our condensed consolidated statements of operations for discontinued operations during the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net sales	$96.2	$599.7	$360.2
Earnings from operations of discontinued business before income taxes	$10.0	$44.3	$15.7
Income tax expense	(2.1)	(14.0)	(6.0)
Gain on sale of discontinued operations	55.3	0.0	0.0
Income tax expense on gain on sale	(20.7)	0.0	0.0

Earnings from discontinued operations, net of tax	$42.5	$30.3	$9.7

The assets and liabilities of the Building Block Chemicals business are reported as assets and liabilities held for sale in the consolidated balance sheets in the applicable periods presented. The following table displays a summary of the assets and liabilities held for sale as of December 31, 2010.

December 31, 2010
Assets
Trade accounts receivable, net	$47.5
Other accounts receivable	20.8
Inventories, net	24.6
Other current assets	0.2
Plants, equipment and facilities, net	60.7
Other assets	10.6

$164.4

Liabilities
Accounts payable	$56.1
Accrued liabilities	7.8
Other liabilities	7.6

$71.5

Other divestitures

On September 30, 2011, we sold a research and development facility for $11.0 cash. The facility had a carrying value of $32.5 at the time of sale. The transaction includes the leaseback of certain portions of the facility for a 7 year period, with an option to extend the lease for an additional 3 years. As part of the agreement, we are responsible for the remediation of certain environmental matters at the site and therefore, as a result of the environmental remediation obligation, we are precluded from recognizing the sale until the remediation is completed. The forecasted cost of remediation is approximately $1.1. On the date of the transaction, the carrying value of the facility exceeded the proceeds received by $21.5. However, since the facility supports the operations of multiple asset groupings that have sufficient undiscounted cash flows to support the in-use value of the facility, no impairment charge can be recorded at this time. Therefore, in the fourth quarter of 2011, we adjusted the estimated remaining useful life of the facility to the 7 year initial lease period and are accelerating the depreciation over that period. If remediation is completed before the end of the lease period, the sale of the facility will be recognized at that time, including the recognition of a loss for any remaining excess carrying value.

During the first quarter of 2011, we sold a former manufacturing plant in Bogota, Colombia for which we recorded a net gain of $3.3, which is recorded in Gain on sale of assets in the accompanying consolidated statement of income for 2011.

In the fourth quarter of 2010, we entered into an agreement to sell our site in San Fernando, Spain, to the local municipality for €13.5 (approximately $17.5 using the exchange rate as of December 31, 2011). We ceased operations at the facilities in the first quarter of 2011, and are cleaning and preparing the site and land, which we expect to transfer to the municipality in mid-2012. We are receiving proceeds from the sale of the land in installments. The first installment of €4.0 (approximately $5.5) was received on October 19, 2011, and the second installment of €2.1 (approximately $2.7) was received on January 2, 2012. The remaining installments are expected during the first half of 2012. Any potential gain from the sale of the land will be deferred until our continuing involvement in environmental remediation is complete, projected to be in 2012.

In the fourth quarter of 2010, we sold one of our closed European facilities for proceeds of approximately $3.7, which was received in 2010. These proceeds are included in other liabilities on the consolidated balance sheets. The potential gain on the sale will not be recorded until we are complete with our environmental remediation responsibilities under the terms of the agreement, which have been accrued as of December 31, 2011 and 2010. Remediation is estimated to be completed in 2013.

During the first quarter of 2010, we sold our real estate at an inactive site for $2.5 of which $0.5 was received in cash and $2.0 represents a promissory note due from the purchaser on or before January 15, 2015. The net gain of $2.3 from this sale is recorded in other expense, net in the accompanying consolidated statements of income.

On September 28, 2009, we transferred title to land previously leased to a third party to such third party. The transfer of title was triggered by the third party exercising their right to purchase the property pursuant to the terms of the original lease. The transfer of title resulted in the recognition of a pre-tax gain of $8.9, which represents the unamortized balance of the consideration we received at the inception of the lease as of the date of the exercise of the option to purchase. The gain is recorded in Other expense, net in the accompanying consolidated statements of income.

In the first quarter of 2009, we sold certain of our European polyurethane product line assets for cash proceeds totaling $5.7 and recognized a pre-tax gain on sale of $1.5 ($1.0 after-tax). The gain is recorded in Gain on sale of assets in the accompanying consolidated statements of income.

Also in the first quarter of 2009, we decided to sell and began negotiations to sell our polyurethane product line assets in Asia. Accordingly, we revised the estimated remaining useful life of the assets to reflect the period we expected to continue to use the assets and recognized incremental depreciation expense in the first quarter of 2009 of $1.2, which is recorded in manufacturing cost of sales. We also recorded a charge of $0.4 during the first quarter of 2009 for additional costs that were incurred as a result of this decision, which are recorded in selling and technical services. In the second quarter of 2009, we sold our polyurethane product line assets in Asia for $1.8, of which $1.2 was received in cash and $0.6 represents a promissory note from the purchaser. The net loss of $1.4 ($1.4 after-tax) resulting from this sale is recorded in net gain on sale of assets in the accompanying consolidated statements of income.

Restructuring Of Operations	12 Months Ended
Dec. 31, 2011
Restructuring Of Operations [Abstract]
Restructuring Of Operations
3.	RESTRUCTURING OF OPERATIONS

In accordance with our accounting policy, restructuring costs are included in our corporate unallocated operating results for segment reporting purposes, which is consistent with management's view of its businesses.

Aggregate restructuring charges included in the consolidated statements of income were recorded by line item as follows:

	2011	2010	2009
Manufacturing cost of sales	$11.8	$9.4	$68.9
Selling and technical services	4.0	0.4	4.4
Research and process development	5.9	(0.2)	3.2
Administrative and general	(0.1)	(0.8)	9.4
Asset impairment charge	0.0	0.0	4.3

Total	$21.6	$8.8	$90.2

Details of our 2011 restructuring initiatives are as follows:

In July 2011, we approved plans to discontinue production at our leased powder polyester resins facility in Suzano, Brazil. These plans resulted in a restructuring charge of $9.4 in 2011, of which $1.7 related to the severance of 27 positions, $4.0 related to asset write-offs, and $3.7 related to decommissioning activities and lease termination costs, all of which related to our Coating Resins segment. The plant has ceased operations and decommissioning is expected to be completed in April 2012. We are also pursuing a sale of the manufacturing assets located at the facility.

In April 2011, we approved plans to realign the supporting structure of our Coating Resins segment to meet the current business needs. This plan was developed in response to continued commoditization of certain product lines as well as a lack of recovery in certain end markets, and was an outcome of our overall review regarding the cash versus the growth classification of product lines within the segment. These actions resulted in a restructuring charge of $10.3 in 2011 related to severance for the elimination of 80 positions in the segment's commercial, technical and administrative functions, primarily in Europe.

The remaining reserve of $4.1 at December 31, 2011 for the above initiatives is expected to be paid through the first half of 2012.

Details of our 2010 restructuring initiatives are as follows:

In the fourth quarter of 2010, we initiated restructuring actions in our Coating Resins segment at our San Fernando, Spain facility after reaching agreement for the transfer of the site to the local municipality in exchange for monetary consideration, as discussed in Note 2. These actions resulted in a restructuring charge of $6.6 related to the severance of 38 positions, offset by credits of $3.6 primarily related to the reversal of asset retirement obligations. During 2011, we recorded an additional restructuring charge of $1.1 related to these actions.

In September 2010, we approved plans to consolidate manufacturing activities at one of our European sites included in our Coating Resins segment. These plans resulted in a restructuring charge of $4.0 in 2010, of which $1.5 related to the severance of nine positions, and $2.5 related to the write-down of certain manufacturing assets. During 2011, we recorded an additional restructuring charge of $0.2 related to these plans.

In May 2010, we approved plans to exit the production of certain phosphorus derivative products at our Mt. Pleasant, Tennessee facility. These plans resulted in a restructuring charge of $5.5 in 2010, of which $0.4 related to the severance of 10 positions, $1.7 related to asset write-offs, and $3.4 related to decommissioning activities, all of which related to our In-Process Separation segment. During 2011, we recorded an additional restructuring charge of $1.1 related to these plans.

The remaining reserve of $2.9 at December 31, 2011 for our 2010 restructuring initiatives is expected to be paid through 2012.

Details of our 2009 restructuring initiatives are as follows:

In 2009, we initiated restructuring actions across all segments and corporate functions. These actions were taken in response to the downturn in the global economy, which especially impacted the automotive, construction and general industrial markets that we serve, and led to a significant reduction in our sales and operating profitability. The following summarizes the details of the restructuring initiatives launched in 2009, which resulted in $91.9 of restructuring charges for the year ended December 31, 2009.

In 2009, we launched restructuring initiatives at several of our In-Process Separation, Additive Technologies and Coating Resins manufacturing locations, which resulted in restructuring charges totaling $71.2 of which $41.2 was associated with severance and other employee benefits and $30.0 was associated with asset write-downs and accelerated depreciation. The manufacturing locations impacted by these initiatives included:

•	Closure of our manufacturing facility in La Llagosta, Spain and transfer of the manufacturing of most of the liquid coating resins products produced at the site to our facility in Werndorf, Austria.

•

Transfer of the manufacturing of our powder coating resins product line from Drogenbos, Belgium to our manufacturing facility in Bassano, Italy and the consolidation or elimination of supply chain, sales, marketing and administrative functions at the site.

•

Transfer of the manufacturing of certain liquid coating resins products from our Hamburg, Germany site to our facility in Werndorf, Austria and the consolidation or elimination of certain manufacturing, supply chain, and administrative functions at the site.

•	Conversion of our manufacturing facility in Antofagasta, Chile into a blending and distribution facility to support the Mining business and elimination of manufacturing functions at the site.

•	Closure of our manufacturing facility in Bogota, Colombia.

The above manufacturing restructuring initiatives included the elimination of 374 positions. During 2010 we recorded a net favorable adjustment of $0.9.

We launched restructuring initiatives across our Engineered Materials segment in response to inventory destocking by parts manufacturers that supply large commercial aircraft manufacturers as well as a sharper than expected decline in business and regional jet production rates. These initiatives resulted in $3.6 of restructuring expenses for severance and employee benefits related to the elimination of 230 positions; during 2010 we recorded a net favorable adjustment of $0.5.

We launched several initiatives throughout 2009 in our In-Process Separation, Additive Technologies and Coating Resins segments and corporate functions across sales, marketing, manufacturing, supply chain, research and development, and administrative functions, including our initiative to establish a shared services center. These initiatives resulted in $17.1 of charges related to severance and employee benefits associated with the elimination of 388 positions; during 2010 we recorded net favorable adjustments of $2.4.

During 2011, we recorded net favorable adjustments of $0.5 related to our 2009 restructuring initiatives. All of the aforementioned initiatives were substantially complete as of December 31, 2009, with the exception of the shared services initiative, which is expected to be completed by the end of the first quarter of 2012.

The remaining reserve at December 31, 2011 of $1.3 relating to 2009 restructuring initiatives is expected to be paid through 2013.

Details of our 2008 restructuring initiatives are as follows:

In 2008, as a cost reduction initiative and to align our cost structure to the declining demand environment at that time, we decided to restructure certain activities of our Coating Resins segment. These initiatives resulted in restructuring charges of $11.1 for the twelve months ended December 31, 2008, which primarily relates to severance for the 93 eliminated positions. These initiatives were completed in 2008. In 2009, the remaining balance of $0.9 was reversed. All costs have been paid in full as of December 31, 2011.

Details of our 2007 restructuring initiatives are as follows:

In 2007, we initiated restructuring actions across our In-Process Separation, Additive Technologies and Coating Resins segments to exit several mature product lines manufactured at our Willow Island, West Virginia and Wallingford, Connecticut facilities. As a result, we recorded total restructuring charges of $7.0 in 2007 and 2008. These initiatives were completed in 2008. In 2009, the remaining balance of $0.6 was reversed. All costs have been paid in full as of December 31, 2011.

Restructuring Initiatives:	2007-2008	2009		2010		2011		Total
Balance December 31, 2008	$6.3	$0.0		$0.0		$0.0		$6.3

2009 charges (credits)	(1.5)	91.9		0.0		0.0		90.4
Non-cash items	0.0	(30.6	) (1)	0.0		0.0		(30.6)
Cash payments	(4.7)	(31.0)		0.0		0.0		(35.7)
Currency translation adjustments	(0.1)	1.3		0.0		0.0		1.2
Other adjustments	0.0	(0.8	) (2)	0.0		0.0		(0.8)

Balance December 31, 2009	$0.0	$30.8		$0.0		$0.0		$30.8

2010 charges (credits)	0.0	(3.6)		12.4		0.0		8.8
Non-cash items	0.0	0.0		(0.5	) (3)	0.0		(0.5)
Cash payments	0.0	(15.2)		(3.3)		0.0		(18.5)
Currency translation adjustments	0.0	(1.3)		0.1		0.0		(1.2)

Balance December 31, 2010	$0.0	$10.7		$8.7		0.0		$19.4

2011 charges (credits)	0.0	(0.5)		2.4		19.7		21.6
Non-cash items	0.0	0.0		0.0		(3.8	) (5)	(3.8)
Cash payments	0.0	(9.1	) (4)	(8.3)		(10.4)		(27.8)
Currency translation adjustments	0.0	0.2		0.1		(1.4)		(1.1)

Balance December 31, 2011	$0.0	$1.3		$2.9		$4.1		$8.3

(1)	Represents accelerated depreciation of plant assets and impairment of the land at our facility in La Llagosta, Spain.
(2)	Represents a reclassification of an environmental related restructuring accrual to environmental liabilities.
(3)	Represents write-offs of $4.1 related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility and write-off of plant assets at a certain European facility; offset by reversals of asset retirement obligations related to certain European facilities.
(4)	Includes a $5.4 payment to an insurance company to transfer a long-term severance liability.
(5)	Includes a $4.0 charge for the write-off of plant assets at our manufacturing facility in Brazil; offset by reversals of certain asset retirement obligations.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
4.	SHARE-BASED COMPENSATION

The fair value of each option or stock-settled share appreciation right, ("SARS") award is estimated on the date of grant using a binomial-lattice option valuation model. Stock-settled SARS are economically valued the same as stock options. The binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. In addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. The weighted average assumptions for the years ended December 31, 2011, 2010, and 2009 are noted in the following table:

	2011	2010	2009
Expected life (years)	6.2	6.1	6.7
Expected volatility	40.0%	43.3%	48.2%
Expected dividend yield	1.04%	0.19%	2.23%
Risk-free interest rate	3.36%	3.75%	2.70%
Weighted-average fair value per option	$20.83	$16.73	$8.63

The expected life of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Expected volatilities are based on the combination of implied market volatility and our historical volatility. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. As share-based compensation recognized in the consolidated statement of income is based on awards ultimately expected to vest, we incorporate the probability of pre-vesting forfeiture in determining the number of expected vested options. The forfeiture rate is based on the historical forfeiture experience and prospective actuarial analysis.

Stock Award and Incentive Plan:

The 1993 Stock Award and Incentive Plan (the "1993 Plan") provides for grants of a variety of awards, such as stock options (including incentive stock options and nonqualified stock options), non-vested stock (including performance stock), SARS (including those settled with common shares), and deferred stock awards and dividend equivalents. At December 31, 2011, there were approximately 5,100,000 shares reserved for issuance under the 1993 Plan, inclusive of 3,700,000 shares reserved for issuance for all outstanding share-based compensation grants.

Stock options and stock-settled SARS

We have utilized the stock option component of the 1993 Plan to provide for the granting of nonqualified stock options and stock-settled SARS with an exercise price at 100% of the market price on the date of the grant. Options and stock-settled SARS are generally exercisable in installments of one-third per year commencing one year after the date of grant and annually thereafter, with contract lives of generally 10 years from the date of grant.

A summary of stock options and stock-settled SARS activity for the year ended December 31, 2011 is presented below:

Options and Stock-Settled SARS Activity:	Number of Units	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	3,417,687	$40.76
Granted	416,718	51.49
Exercised	(342,823)	30.89
Forfeited	(186,183)	47.99

Outstanding at December 31, 2011	3,305,399	$42.71	5.4	$20.6

Exercisable at December 31, 2011	2,456,156	$43.43	4.4	$14.5

During the year ended December 31, 2011, we granted 416,718 stock options. The weighted-average grant-date fair value of stock options and the stock-settled SARS granted during the years ended December 31, 2011, 2010, and 2009, was $20.83, $16.73, and $8.63 per share, respectively. Total pre-tax compensation cost related to stock option and stock-settled SARS was $6.9, $7.2, and $6.6 during the years ended December 31, 2011, 2010, and 2009, respectively. The total intrinsic value of stock options and stock-settled SARS exercised during the years ended December 31, 2011, 2010, and 2009 was $7.9, $12.3, and $3.0, respectively. Treasury shares and newly issued shares have been utilized for stock option and stock-settled SARS exercises. The total fair value of stock options and stock-settled SARS vested during the years ended December 31, 2011, 2010, and 2009 was approximately $6.8, $7.6, and $9.7, respectively.

As of December 31, 2011, there was approximately $6.4 of total unrecognized compensation cost related to stock options and stock-settled SARS. That cost is expected to be recognized over a weighted-average period of 1.3 years as the majority of our awards vest over three years.

Total tax benefits realized from share-based awards was $2.7, $4.4, and $2.0, for the years ended December 31, 2011, 2010, and 2009, respectively. Cash received from stock options exercised was $8.1, $20.5, and $7.4 for the years ended December 31, 2011, 2010, and 2009, respectively.

Cash-settled SARS

Our 1993 Plan also provides for the granting of cash-settled SARS, which were granted during 2004 and 2005. Cash-settled SARS are liability-classified awards. Intrinsic value and cash used to settle cash-settled SARS was $0.1, $0.1, and $0.0 for the years ended December 31, 2011, 2010, and 2009, respectively. Cash-settled SARS are exercisable in installments of one-third per year commencing one year after the date of grant and annually thereafter, with contractual lives of ten years from the date of grant. The total amount of before-tax (income)/expense recognized for cash-settled SARS was $(1.2), $1.1, and $1.1 for the years ended December 31, 2011, 2010, and 2009, respectively. The liability related to our cash-settled SARS was $1.3 and $2.6 at December 31, 2011 and 2010, respectively.

Non-vested stock, non-vested stock units and performance stock

As provided under the 1993 Plan, we have also issued non-vested stock, non-vested stock units and performance stock. Non-vested stock and stock units are subject to certain restrictions on ownership and transferability that lapse upon vesting. Performance stock payouts are based on the attainment of certain financial performance objectives and may vary depending on the degree to which the performance objectives are met. We did not grant any performance stock in 2011, 2010, and 2009. During 2008, we granted performance stock awards for 47,927 shares (assuming par payout) to nine employees, which related to the 2010 performance period. Of these awards, 8,092 vested for which we recorded an expense of $0.4 in 2010. All of the shares were distributed in January 2011.

A summary of non-vested stock and non-vested stock units for the year ended December 31, 2011 is presented below:

Non-vested Stock and Stock Units:	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Nonvested at January 1, 2011	124,740	$35.19
Granted	70,626	52.02
Vested	(7,272)	56.85
Forfeited	(7,164)	46.11

Nonvested at December 31, 2011	180,930	$40.40

During 2011, we granted 58,242 non-vested stock units to employees and 12,384 shares of non-vested stock to nine directors, which generally vest on the third anniversary of the date of grant. The weighted average fair value of the non-vested stock and non-vested stock units on the date of grant was $52.02 per share which was equal to the closing market price of our stock on the date of the grant. The total amount of share-based compensation expense recognized for non-vested stock, non-vested stock units and performance stock was $2.4, $2.1, and $0.7 for the years ended December 31, 2011, 2010, and 2009, respectively. As of December 31, 2011, there was $2.9 of total unrecognized compensation cost related to non-vested stock and stock units. That cost is expected to be recognized over a weighted-average period of 1.8 years.

Compensation cost related to all share based compensation arrangements capitalized in inventory as of December 31, 2011 and 2010 was approximately $0.3 and $0.2, respectively.

In the event of a "change of control" (as defined in the 1993 Plan), (i) any award under the 1993 Plan carrying a right to exercise that was not previously exercisable and vested will become fully exercisable and vested, (ii) the restrictions, deferral limitations, payment conditions and forfeitures applicable to any other award granted under the 1993 Plan will lapse and such awards will be deemed fully vested, and (iii) any performance conditions imposed with respect to awards shall be deemed to be fully achieved.

As of December 31, 2011 and 2010, our additional paid-in capital pool ("APIC Pool") which represents excess tax benefits available to absorb potential future tax deficiencies was $71.7 and $70.3, respectively.

Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)
5.	EARNINGS PER SHARE (EPS)

Basic earnings (loss) per common share excludes dilution and is computed by dividing net earnings (loss) available to common stockholders by the weighted-average number of common shares outstanding (which includes shares outstanding, less performance and non-vested shares for which vesting criteria have not been met) plus deferred stock awards, weighted for the period outstanding. Diluted earnings per common share is computed by dividing net earnings available to common stockholders by the sum of the weighted-average number of common shares outstanding for the period adjusted (i.e., increased) for all additional common shares that would have been outstanding if potentially dilutive common shares had been issued and any proceeds of the issuance had been used to repurchase common stock at the average market price during the period. Under this method, an increase in the fair market value of the Company's stock can result in a greater dilutive effect from potentially dilutive common shares. The proceeds are assumed to be the sum of the amount to be paid to the Company upon exercise of options, the amount of compensation cost attributed to future services and not yet recognized, and the amount of income taxes that would be credited to or deducted from capital upon exercise.

The following table sets forth the computation of basic and diluted earnings (loss) per common share for the years ended December 31, 2011, 2010, and 2009 (in thousands, except net earnings (loss) in millions and per share amounts):

Years Ended December 31,	2011	2010	2009
Numerator:
Earnings (loss) from continuing operations	$165.3	$142.0	$(12.2)
Earnings from discontinued operations, net of tax	42.5	30.3	9.7

Net earnings (loss) attributable to Cytec Industries Inc.	$207.8	$172.3	$(2.5)

Denominator:
Weighted average shares outstanding	48,449	49,339	48,307
Effect of dilutive shares:
Options and stock-settled SARS	466	472	0
Non-vested shares and units	88	54	0

Diluted average shares outstanding	49,003	49,865	48,307

Basic earnings (loss) per common share:
Earnings (loss) from continuing operations	$3.41	$2.88	$(0.25)
Earnings from discontinued operations	0.88	0.61	0.20

Net earnings (loss) per common share attributable to Cytec Industries Inc.	$4.29	$3.49	$(0.05)

Diluted earnings (loss) per common share:
Earnings (loss) from continuing operations	$3.37	$2.85	$(0.25)
Earnings from discontinued operations	0.87	0.61	0.20

Net earnings (loss) per common share attributable to Cytec Industries Inc.	$4.24	$3.46	$(0.05)

Since the results of operations for the year ended December 31, 2009 was a loss, all per share calculations for that period were performed using the same denominator, as the loss available to common stockholders rendered all potential common shares anti-dilutive.

The following table sets forth the anti-dilutive shares/units excluded from the above calculations because their inclusion would have had an anti-dilutive effect on earnings per share (in thousands):

Years ended December 31,	2011	2010	2009
Options	852	285	751
Stock-settled SARS	1,138	862	1,432
Non-vested shares and units	0	0	0

Total	1,990	1,147	2,183

Derivative Financial Instruments And Certain Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments And Certain Hedging Activities [Abstract]
Derivative Financial Instruments And Certain Hedging Activities
6.	DERIVATIVE FINANCIAL INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES

Foreign Currency Derivative and Hedging Activities

Currency forward contracts

We periodically enter into currency forward contracts primarily to hedge currency fluctuations of transactions denominated in currencies other than the functional currency of the respective entity. At December 31, 2011, the principal transactions hedged involved accounts receivable and accounts payable. When hedging currency exposures, our practice is to economically hedge such exposures with forward contracts denominated in the same currency and with similar critical terms as the underlying exposure, and therefore, the instruments are effective at generating offsetting changes in the fair value, cash flows or future earnings of the hedged item or transaction. The fair values of forward contracts are calculated each period. These forward contracts are not defined as hedging instruments and therefore, all changes in fair values are reported in other income (expense), net.

At December 31, 2011, net contractual amounts of forward contracts outstanding translated into USD totals $203.2. Of this total, $151.1 was attributed to the exposure in forward selling/purchase of USD. The remaining $52.1 was attributable to the exposure in forward selling/purchase of Euros, translated into USD equivalent amounts. The net unfavorable fair values of currency contracts, based on forward exchange rates at December 31, 2011 and 2010 were $2.4 and $0.4, respectively.

At December 31, 2011 and 2010, the currency and net notional amounts of forward contracts outstanding translated into USD equivalent amounts were as follows:

December 31, 2011	Buy
Sell	U.S. Dollar	Euro	Chilean Peso	Canadian Dollar	Australian Dollar	Thai Baht	Mexican Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$48.3	$21.8	$21.7	$18.0	$15.0	$11.5	$5.5	$0.9
Brazilian Real	$8.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$51.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Others	0.0	$0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0

December 31, 2010	Buy
Sell	U.S. Dollar	Euro	Canadian Dollar	Australian Dollar	Chilean Peso	Thai Baht	Pound Sterling	Mexican Peso	Norwegian Krone
U.S. Dollar	0.0	$34.5	$28.1	$21.8	$9.4	$6.4	$4.4	$3.0	$0.4
Chinese Yuan	$17.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Brazilian Real	$2.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Korean Won	$2.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Taiwan Dollar	$1.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.8	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Japanese Yen	0.0	$14.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$48.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Cash flow hedges

In the fourth quarter of 2011, we entered into a contract for the construction of certain manufacturing equipment, the payments of which are denominated in Swiss francs (CHF), and will total approximately 7.3 CHF. These CHF payments expose us to exchange rate fluctuations between CHF and USD. To hedge this risk, we entered into forward contracts to buy CHF and sell USD at agreed upon rates. To protect our consolidated earnings against the risk of foreign currency-related fluctuation associated with the forecasted CHF payments for the equipment, we designated the currency forward to buy CHF and sell USD on the forward's maturity date (the "hedging instrument") as a cash flow hedge of the foreign currency risks associated with our capitalization of the first, previously unhedged, forecasted CHF-denominated invoices. At hedge inception, we expected that the hedging relationship would be highly effective at achieving offsetting changes in cash flows attributable to the risk being hedged because the key features and terms (i.e., the currency, notional amount, and timing) for the forward and the respective hedged transactions closely match at inception.

If the hedging relationship qualifies as highly effective, the hedging instrument will be recorded on the balance sheet at fair value and accumulated other comprehensive income will be adjusted to a balance that reflects the lesser of either the cumulative change in the fair value of the hedging instrument or the cumulative change in the fair value of the hypothetical derivative. The amount of ineffectiveness, if any, recorded in earnings will be equal to the excess of the cumulative change in the fair value of the hedging instrument over the cumulative change in the fair value of the hypothetical derivative. Amounts in accumulated other comprehensive income will be reclassified into earnings in the same period during which the hedged forecasted transactions affect earnings.

Each hedging relationship will terminate once the payable related to the hedged transactions as defined above is recognized and the hedging instrument (or portion thereof equal to each hedged transaction) will be marked-to-market through current period earnings in future periods after termination of the hedging relationship (providing offset against the remeasurement through earnings of the CHF denominated payable).

As of December 31, 2011, the notional amount of the forward contracts designated as a cash flow hedge is approximately $4.2, and the unrealized loss as of December 31, 2011 is approximately $0.1. The contracts will settle in the first and third quarters of 2012. There was no hedge ineffectiveness for the contracts in 2011.

Cross currency swaps

We used cross currency swaps to hedge the changes in the cash flows of certain Euro denominated intercompany loans receivable ("Euro loans") held by U.S. entities and to hedge a portion of our net investment in Cytec Surface Specialties SA/NV (our largest Euro functional currency subsidiary). Since the loans and underlying investment are denominated in Euros, we have foreign exchange exposure to the Euro/USD exchange rate changes. We originally hedged these foreign exchange exposures by entering into two cross currency swaps each with notional amounts of €207.9 ($250.0) and with settlement dates of October 1, 2010 ("five year swaps") and October 1, 2015 ("ten year swaps"), respectively. At the initial principal exchange, we paid $500.0 and received €415.8 from counterparties. At the final exchange of the five year swaps on October 1, 2010, we paid €207.9 and received $250.0. At the final exchange of the ten year swaps on October 1, 2015, we also will pay €207.9 and receive $250.0. The swaps have fixed interest rates on both legs. On the five year swaps, we paid 3.78% interest per annum on the Euro notional amount and we received 5.5% interest per annum on the USD notional amount. On the ten year swaps, we pay 4.52% interest per annum on the Euro notional amount and we receive 6.0% interest per annum on the USD notional amount. The interest payment dates (April 1 and October 1) and Euro rates coincide with the Euro loans.

Certain five and ten year swaps fixed the USD equivalent cash flows of the Euro loans and eliminated foreign exchange variability, since the notional amounts of the swaps equaled that of the loans, and all cash flow dates and interest rates coincided between the swaps and the loans; therefore no ineffectiveness was expected or occurred. Certain currency swaps were originally designated as cash flow hedges of the changes in value of the future Euro interest and principal receipts that resulted from changes in the USD to Euro exchange rates on certain Euro denominated intercompany loans receivable we have with one of our subsidiaries. In November 2008, the five year swaps were de-designated as cash flow hedges and we executed new off-setting cross currency swaps ("two year swaps") to lock-in the Euro forward exchange rate for the principal exchange on the five year swaps that were due on October 1, 2010.

The two year swaps covered an identical notional amount of €207.9 and also called for a semi-annual exchange of fixed Euro interest receipts for fixed USD interest payments. With respect to the two year swaps, we received 3.78% per annum on the Euro notional amount and paid 3.69% per annum on the USD notional amount on each April 1 and October 1, through the maturity date of the two year swaps, which was also on October 1, 2010. The two year swaps were not designated as cash flow hedges, therefore all changes in fair value were reported in interest expense, net, and other income (expense), net. The two and five year swaps were settled on October 1, 2010, upon their maturity.

In September 2010, we de-designated our ten year swaps as hedging instruments due to the early settlement of a €41.6 portion of these swaps by one of our counterparties effective October 1, 2010. As a result of this termination, we executed a new cross currency swap effective October 1, 2010, to maintain the total notional amount of the ten year swaps at €207.9. With respect to this replacement swap, we pay 4.52% per annum on the Euro notional amount and receive 5.80% per annum on the USD notional amount on each April 1 and October 1, through the maturity date of the swap, which is also on October 1, 2015. We concurrently designated all the ten year swaps as a net investment hedge of the value of one of our U.S. subsidiaries' net investment in our Belgium-based subsidiary, Cytec Surface Specialties SA/NV, against the risk of adverse foreign exchange movements in the USD value of the Euro. Since the critical terms of the ten year swaps match the critical terms of the net investment in Cytec Surface Specialties SA/NV, the ten year swaps are highly effective in offsetting the changes in the value of the net investment attributable to the change in USD value of the Euro.

All cross currency swaps are recorded at fair value as either assets or liabilities. We accrued the periodic net swap interest payments due each period in the consolidated income statement for the cash flow hedges. Each period we record the change in the fair value of the ten year swaps in accumulated other comprehensive income. For the ten year swaps, prior to de-designation as cash flow hedges in September 2010, we reclassified an amount out of accumulated other comprehensive income to the consolidated income statement to offset the foreign currency gain or loss on the remeasurement to USD of the Euro intercompany loans. The amount of such reclassification depended on changes in the USD/Euro exchange rate occurred during the period. We also accounted for the five year swaps in this manner until de-designation as cash flow hedges in November 2008.

For cross currency swaps designated as a hedge of our net investment in Cytec Surface Specialties SA/NV (i.e., the ten year swaps), the fair value is calculated each period with changes in fair value reported in foreign currency translation adjustments within accumulated other comprehensive income (loss), net of tax. Such amounts reclassified to a translation adjustment will remain in other comprehensive income/(loss) until the complete or substantially complete liquidation of our investment in Cytec Surface Specialties SA/NV. The fair values of the two year swaps and, since de-designation, the five year swaps, were calculated each period with changes in fair value reported in interest expense, net, and other income (expense), net. We monitor the counterparty credit risk and the continued probability of the hedged cash flows as to amount and timing.

At December 31, 2011 and 2010, the unfavorable fair value of the ten year swaps was $13.2 and $16.5, respectively.

Commodity Derivative and Hedging Activities

We purchase natural gas for utility consumption at our manufacturing facilities and therefore, our overall profitability and operating cash flows are exposed to the variability in the market price. At times, to partially eliminate this variability, we used natural gas forward purchase contracts to hedge a portion of our utility requirements at certain of our North American manufacturing facilities through June 2011. These forward contracts, which were highly effective at achieving offsetting cash flows of the underlying natural gas purchases, had been designated as cash flow hedges of our forecasted natural gas purchases and reported on the consolidated balance sheets at fair value in other assets/liabilities, with the effective portion of the fair value of the forward contract included in accumulated other comprehensive income/(loss) on an after-tax basis. Any ineffectiveness, which represents the amount by which the cumulative change in the cash flows of the forward contract is not completely offset by the cumulative change in the cash flows of the hedged transaction, was recognized in other income (expense), net in the current period. During the years ended December 31, 2011, 2010, and 2009, there were no significant gains or losses reported in earnings for ineffectiveness. Gains and losses were reclassified into earnings, as a component of manufacturing cost of sales, in the period the hedged natural gas purchases affected earnings. If the derivative was no longer highly effective in achieving offsetting cash flows, subsequent changes in fair value were recorded in other income (expense), net. If the hedging relationship was terminated and the originally hedged transaction remained probable of occurring, the unrealized gain or loss associated with forward contracts remained in accumulated other comprehensive income and was recognized in earnings as a component of cost of sales in the period the originally hedged natural gas purchase affected earnings. If the forecasted transaction was no longer probable of occurring, we recognized the related gain or loss in other expense, net in that period.

In conjunction with the divestiture of the former Building Block Chemicals segment in the first quarter of 2011, we terminated our natural gas hedge contracts and, since June 2011, we no longer hold any natural gas forwards.

At December 31, 2011, we did not have derivative instruments that contained credit-related-risk contingent features or provisions that would trigger immediate settlement or require us to post collateral to our counterparties. Also as of December 31, 2011, we did not have any significant concentration of credit risk arising from our derivative instruments.

The following tables summarize the impact of derivative instruments on our consolidated balance sheets and consolidated statements of income:

	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:

Natural gas forwards							Accrued expenses	$0.8

Cross currency swaps (1)	Other current assets	$0.3	Other current assets	$0.5	Other noncurrent liabilities	$13.5	Other noncurrent liabilities	17.0

Foreign currency forwards					Accrued expenses	0.1

Total derivatives designated as hedging instruments:		$0.3		$0.5		$13.6		$17.8

Derivatives not designated as hedging instruments:

Foreign currency forwards	Other current assets	0.3	Other current assets	2.6	Accrued expenses	2.7	Accrued expenses	3.0

Total derivatives not designated as hedging instruments:		$0.3		$2.6		$2.7		$3.0

Total derivatives		$0.6		$3.1		$16.3		$20.8

(1)	Ten year cross currency swap.

The following tables summarize the amounts and locations of our hedging derivatives' gains or (losses) recognized for the years ended December 31, 2011 and 2010:

Derivatives in Cash Flow Hedging Relationships:	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2011	2010		2011	2010		2011	2010
Natural gas forwards	$0.0	$(3.2)	Manufacturing cost of sales	$(2.1)	$(4.4)		$0.0	$0.0

Cross currency swaps (1)	0.0	13.9	Other expense, net	0.0	15.4		0.0	0.0
Foreign currency forwards	(0.1)	0.0		0.0	0.0		0.0	0.0

Total	$(0.1)	$10.7		$(2.1)	$11.0		$0.0	$0.0

Derivatives in Net Investment Hedging Relationships:	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2011	2010		2011	2010		2011	2010
Cross currency swaps (1)	$3.3	$1.6		$0.0	$0.0		$0.0	$0.0

(1)	Ten year swaps

The following table summarizes the amount and location of gains or (losses) recognized in income for our derivatives not designated as hedges for the years ended December 31, 2011, and 2010:

Derivatives not Designated as Hedging Instruments:	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31,
		2011	2010
Foreign currency forwards	Other expense, net	$(4.1)	$(1.2)
Cross currency swaps (1)	Other expense, net	0.0	(3.0)
Cross currency swaps (1)	Interest expense, net	0.0	3.0
Cross currency swaps (2)	Interest expense, net	0.0	3.6

Total		$(4.1)	$2.4

(1)	Two and five year swaps.
(2)	Represents OCI amortization of five year cross currency swaps, which was de-designated as a cash flow hedge in November 2008.

Fair Value Measurements

We have certain assets and liabilities that are carried at fair value on a recurring basis in the financial statements, for which we determine the appropriate level in the fair value hierarchy for each fair value measurement. The fair value hierarchy prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or liability, into three levels. It gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The level in the fair value hierarchy within which a fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, interest rates, exchange rates, and yield curves observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability.

All of our derivatives are valued based on Level 2 inputs. Our currency forwards are valued based on readily available published indices for currency exchange rates. Our cross currency swaps are valued using an income approach based on industry-standard techniques. This model includes a discounted cash flow analysis that nets the discounted future cash receipts and the discounted expected cash payments resulting from the swap. The analysis is based on the contractual terms of the swaps including the period to maturity and observable market-based inputs that include time value, interest rate curves, foreign exchange rates, implied volatilities, as well as other relevant economic measures. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the counterparty's nonperformance risk in the fair value measurements.

Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our derivatives utilize Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by us and our counterparties. However, as of December 31, 2011, we have determined that the credit valuation adjustments are not significant to the overall valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

A summary of the fair value measurements for each major category of derivatives at December 31, 2011 is outlined in the table below:

Description	Significant Other Observable Inputs (Level 2)
Currency forwards	$(2.4)
Cross currency swaps	(13.2)
Cash flow hedges	(0.1)

Total	$(15.7)

As of December 31, 2011, we did not have any non-financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated financial statements for which a fair value measurement was required for the year ended December 31, 2011.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
7.	INVENTORIES

Inventories consisted of the following:

December 31,	2011	2010
Finished goods	$242.7	$237.4
Work in progress	32.8	29.0
Raw materials and supplies	98.8	83.6

Total inventories	$374.3	$350.0

Plants, Equipment And Facilities	12 Months Ended
Dec. 31, 2011
Plants, Equipment And Facilities [Abstract]
Plants, Equipment And Facilities
8.	PLANTS, EQUIPMENT AND FACILITIES

December 31,	2011	2010
Land and land improvements	$71.6	$79.5
Buildings	340.4	312.8
Machinery and equipment	1,291.9	1,267.3
Construction in progress	235.3	277.9

Plants, equipment and facilities, at cost	$1,939.2	$1,937.5

The average composite depreciation rates utilized in the U.S. and Canada, expressed as a percentage of the average depreciable property in service, were 4.7% in 2011, 4.5% in 2010, and 4.6% in 2009. Gross cost of the assets depreciated under the composite method in the U.S. and Canada totaled $854.1 and $1,278.0 as of December 31, 2011 and 2010, respectively, with $408.3 included in non-current assets held for sale at December 31, 2010, and the remainder included in plants, equipment and facilities, at cost. Depreciation is calculated using the straight line depreciation method for assets at the remainder of our locations.

Following are the depreciable lives for our assets under the composite and straight-line methods:

Category	Composite Depreciation	Straight-line Depreciation
Buildings	31 years	20 - 33 years
Machinery and equipment	5 - 18 years	3- 15 years

Goodwill And Other Acquisition Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill And Other Acquisition Intangibles [Abstract]
Goodwill And Other Acquisition Intangibles
9.	GOODWILL AND OTHER ACQUISITION INTANGIBLES

Following are the changes in goodwill by segment.

	Engineered Materials	In-Process Separation	Additive Technologies	Coating Resins	Total
Balance, December 31, 2009:
Goodwill	$236.1	$53.2	$27.8	$774.7	$1,091.8
Accumulated impairment charges	0.0	0.0	0.0	(389.9)	(389.9)

	236.1	53.2	27.8	384.8	701.9
Currency exchange:
Goodwill	(1.9)	1.5	0.0	(33.1)	(33.5)
Accumulated impairment charges	0.0	0.0	0.0	17.3	17.3

	(1.9)	1.5	0.0	(15.8)	(16.2)
Balance, December 31, 2010:
Goodwill	234.2	54.7	27.8	741.6	1,058.3
Accumulated impairment charges	0.0	0.0	0.0	(372.6)	(372.6)

	234.2	54.7	27.8	369.0	685.7
Currency exchange:
Goodwill	(0.2)	(2.0)	0.0	(15.6)	(17.8)
Accumulated impairment charges	0.0	0.0	0.0	7.8	7.8

	(0.2)	(2.0)	0.0	(7.8)	(10.0)
Balance, December 31, 2011:
Goodwill	234.0	52.7	27.8	726.0	1,040.5
Accumulated impairment charges	0.0	0.0	0.0	(364.8)	(364.8)

	$234.0	$52.7	$27.8	$361.2	$675.7

In conjunction with our segment realignment, we completed a goodwill impairment test in the second quarter of 2009 and concluded that no impairment existed at that time. In the fourth quarters of 2011, 2010, and 2009, we completed our required annual impairment test and again concluded that there was no impairment.

Other acquisition intangibles consisted of the following major classes:

	Weighted Average Useful Life (years)	Gross Carrying Value		Accumulated Amortization		Net Carrying Value
December 31,	2011	2011	2010	2011	2010	2011	2010
Technology-based	16.2	$54.7	$55.6	$(39.0)	$(35.9)	$15.7	$19.7
Marketing-related	< 2.0	1.9	1.9	(1.9)	(1.9)	0.0	0.0
Marketing-related	15.5	63.0	63.7	(33.2)	(29.3)	29.8	34.4
Marketing-related	40	43.0	44.4	(5.9)	(5.0)	37.1	39.4
Customer-related	15	419.6	427.3	(198.8)	(173.8)	220.8	253.5

Total		$582.2	$592.9	$(278.8)	$(245.9)	$303.4	$347.0

Amortization of acquisition intangibles for the years ended December 31, 2011, 2010, and 2009 was $38.7, $37.1, and $38.2, respectively. Assuming no change in the gross carrying amount of acquisition intangibles and that the 2011 average currency exchange rates remain constant, the estimated future amortization expense for the next five years are as follows:

	2012	2013	2014	2015	2016
Intangibles Amortization Expense	$38.2	$37.6	$37.2	$37.1	$31.7

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt
10.	DEBT

Long-term debt, including the current portion, consisted of the following:

	December 31,
	2011		2010
	Face	Carrying Value	Face	Carrying Value
Five-Year Revolving Credit Line Due June 2016	$0.0	$0.0	$0.0	$0.0
4.6% Notes Due July 1, 2013	135.2	135.4	140.7	141.1
6.0% Notes Due October 1, 2015	250.0	249.8	250.0	249.7
8.95% Notes Due July 1, 2017	250.0	249.5	250.0	249.4
Other	1.2	1.2	1.3	1.3

Long-term Debt, Total	$636.4	$635.9	$642.0	$641.5

All of the outstanding notes are unsecured and may be repaid in whole or in part, at our option at any time subject to a prepayment adjustment.

During 2011, we repurchased portions of our 4.6% notes due July 1, 2013, with a total carrying value of $5.5 for a total purchase price of $5.9 including accrued interest, resulting in a loss of $0.3. During 2010, we repurchased portions of our 4.6% notes due July 1, 2013, with a total carrying value of $16.5 for a total purchase price of $17.3 including accrued interest, resulting in a loss of $0.8. During 2009, we repurchased portions of our 4.6% notes due July 1, 2013 with a total carrying value of $16.5 for a total purchase price of $16.9 plus accrued interest of $0.3, resulting in a loss of $0.5.

On June 21, 2011, we amended and restated our existing Five Year Credit Agreement (the "Agreement"). The material terms and conditions of the Agreement remain substantially similar to the prior agreement except as set forth below. As the result of the amendment and restatement, the maximum amount we may borrow under the Agreement continues to be $400.0, but now includes a $25.0 swing line and the term of the Agreement was extended to June 21, 2016. Subject to the consent of the lenders, we have the ability under certain circumstances to extend the term of the Agreement through June 21, 2019, and to increase the maximum amount we may borrow under the Agreement up to $500.0.

On July 6, 2009, we sold $250.0 aggregate principal amount of 8.95% senior unsecured notes due July 1, 2017, which resulted in $247.7 in net proceeds after original issue discount and underwriting fees. In addition, on June 30, 2009, we commenced offers to purchase our 5.5% notes due October 1, 2010 and our 4.6% notes due July 1, 2013. In July 2009, we applied the net proceeds from the issuance of the 8.95% notes and corporate cash to repurchase $234.6 principal amount of our 5.5% notes due October 1, 2010 for a purchase price of $242.8 plus accrued interest of $3.7 and $15.4 principal amount of our 4.6 % notes due July 1, 2013 for a purchase price of $14.6 plus accrued interest of $0.1. The repurchase of the 5.5% and 4.6% notes resulted in a net loss of $8.6 including transaction costs. On October 1, 2010, we paid down the remaining $15.4 principal of the 5.5% notes, according to its terms.

The net losses from our 2011, 2010, and 2009 debt repurchases are included in net loss on early extinguishment of debt in the accompanying consolidated statements of income.

There were no borrowings outstanding under the $400.0 unsecured five-year revolving credit facility at December 31, 2011. We continue to be required to comply with certain customary financial covenants under the Agreement: (i) the ratio of consolidated total debt to consolidated earnings before interest, taxes, depreciation and amortization ("EBITDA"), and (ii) the ratio of consolidated EBITDA to consolidated interest expense. We are in compliance with these covenants and expect to be in compliance for the foreseeable future. Based on the size of the facility and our current credit rating, the annual fees for this facility would be $0.9 as of December 31, 2011.

At December 31, 2011 and 2010, the fair value of our long-term debt, including the current portion, was $715.4 and $726.9, respectively. The fair value is based on a discounted cash flow analysis which incorporates the contractual terms of the notes and observable market-based inputs that include time value, interest rate curves, and credit spreads.

The weighted average interest rate on all of our debt was 6.9% for 2011 and 6.9% for 2010. The weighted-average interest rate on short-term borrowings outstanding, which consisted of the current portion of non-U.S. credit facilities, as of December 31, 2011 and 2010 was 0.8% and 1.2%, respectively.

At December 31, 2011 and 2010, we had approximately $55.2 and $56.2, respectively, of non-U.S. credit facilities which are renewable annually. There were outstanding borrowings of $3.5 and $6.1 under these facilities at December 31, 2011 and 2010, respectively.

Cash payments during the years ended December 31, 2011, 2010, and 2009, included interest of $42.4, $35.2, and $34.7, respectively. Included in interest expense, net, in the accompanying Consolidated Statements of Income for the years ended December 31, 2011, 2010, and 2009, was interest income of $4.6, $5.8, and $7.4, respectively. Capitalized interest for the years ended 2011 and 2010 was $4.6 and $3.1, respectively.

Maturities of long-term debt for the next five years and thereafter are as follows:

	2012	2013	2014	2015	2016	Thereafter	Total
Long-term debt	$0.0	$135.4	$0.0	$249.8	$0.0	$250.7	$635.9

Environmental, Contingencies And Commitments	12 Months Ended
Dec. 31, 2011
Environmental, Contingencies And Commitments [Abstract]
Environmental, Contingencies And Commitments
11.	ENVIRONMENTAL, CONTINGENCIES AND COMMITMENTS

Environmental and Related Matters

We are subject to substantial costs arising out of environmental laws and regulations, which include obligations to remove or limit the effects on the environment of the disposal or release of certain wastes or substances at various sites or to pay compensation to others for doing so.

Our most significant environmental liabilities relate to remediation and regulatory closure obligations at manufacturing sites now or formerly owned by us. We are also involved in legal proceedings directed at the cleanup of various other sites, including a number of federal or state Superfund sites. Because the laws pertaining to Superfund sites generally impose retroactive, strict, joint and several liability, a governmental plaintiff could seek to recover all remediation costs at any such site from any of the potentially responsible parties ("PRPs") for such site, including us, despite the involvement of other PRPs. In some cases, we are one of several hundred identified PRPs, while in others we are the only one or one of only a few. Generally, where there are a number of financially solvent PRPs, liability has been apportioned, or we believe, based on our experience with such matters, that liability will be apportioned based on the type and amount of waste disposed by each PRP at such disposal site and the number of financially solvent PRPs. In many cases, the nature of future environmental expenditures cannot be quantified with accuracy. In addition, from time to time in the ordinary course of our business, we are informed of, and receive inquiries with respect to, additional sites that may be environmentally impaired and for which we may be responsible.

As of December 31, 2011 and 2010, the aggregate environmental related accruals were $102.3 and $104.6, respectively, of which $10.0 and $5.5 was included in accrued expenses with the remainder included in other noncurrent liabilities. Environmental remediation spending, for the years ended December 31, 2011, 2010, and 2009, was $6.2, $5.9, and $4.8, respectively.

Our process is to review our environmental remediation accruals quarterly and based on new information, we may from time to time adjust our environmental related accruals. Overall, our adjustments resulted in a net increase of $5.0 in our environmental accruals for the year ended December 31, 2011. This increase includes increases of approximately $9.4 primarily related to current and former operating sites in the U.S., and a net decrease of approximately $4.4 for a change in the remediation plan of a European site, which has been approved by the local authorities.

Our environmental related accruals can change substantially due to such factors as additional information on the nature or extent of contamination, methods of remediation required, changes in the apportionment of costs among responsible parties, and other actions by governmental agencies or private parties, or if we are named in a new matter and determine that an accrual needs to be provided, or if we determine that we are not liable and no longer require an accrual.

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation is recognized in the period in which the liability is incurred and becomes determinable with an offsetting increase in the carrying amount of the related long-lived asset. The recognition of an asset retirement obligation at fair value requires that management make numerous estimates, assumptions and judgments regarding such factors as the estimated probabilities, amounts and timing of settlements, the credit-adjusted risk-free rate to be used, inflation rates, market risk-premium, and changes in environmental, regulatory, and legal environments. In periods subsequent to initial measurement of the liability, we must recognize period-to-period changes in the liability resulting from the passage of time and revisions such as the timing or the amount of the original estimate of undiscounted cash flows. Over time, the liability is accreted to its future value, and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we either settle the obligation for its recorded amount or incur a gain or loss.

A summary of the changes in the asset retirement obligation for the years ended December 31, 2011 and 2010 is presented below:

Asset retirement obligation as of December 31, 2009	$38.7

Liabilities incurred	0.0
Liabilities settled	(0.1)
Accretion expense	2.5
Revision in estimated cash flows (1)	(4.2)
Currency exchange	(0.9)

Asset retirement obligation as of December 31, 2010	$36.0

Liabilities incurred	0.0
Liabilities settled	(1.0)
Accretion expense	2.6
Revision in estimated cash flows	(0.1)
Currency exchange	(0.6)

Asset retirement obligation as of December 31, 2011	$36.9

Note: The table above excludes asset retirement obligations of $7.6, and $7.3 as of December 31, 2010 and 2009, respectively, which related to our former Building Block Chemicals segment and were included in non-current liabilities held for sale in the accompanying consolidated balance sheets.

(1)	Includes reversals of $3.8 related to sales of facilities.

Our long-lived assets subject to asset retirement obligations are primarily related to asbestos abatement and Resource Conservation and Recovery Act ("RCRA") closures at certain manufacturing and research facilities. As of December 31, 2011, 30 of our sites have been identified with regulatory closure obligations. Assets subject to asset retirement obligations are primarily manufacturing and research facilities, related equipment, and storage tanks. We are also obligated to return certain land to its original condition upon vacating.

There are no sites with a regulatory closure obligation for which a liability has not been estimated and recorded.

At December 31, 2011, there were no assets legally restricted for purposes of settling asset retirement obligations. The asset retirement obligation liability has been recorded as other noncurrent liabilities in the accompanying consolidated balance sheets.

Other Contingencies

We are the subject of numerous lawsuits and claims incidental to the conduct of our or certain of our predecessors' businesses, including lawsuits and claims relating to product liability and personal injury, including asbestos, environmental, contractual, employment and intellectual property matters.

As of December 31, 2011 and 2010, the aggregate self-insured and insured contingent liability was $53.7 and $57.4, respectively, and the related insurance recovery receivable was $22.1 and $24.3, respectively. The asbestos liability included in the above amounts at December 31, 2011 and 2010 was $42.4 and $43.5, respectively, and the related insurance receivable was $21.8 and $23.8, respectively. A net deferred tax benefit has been recognized for those claims for which full insurance recovery is not expected.

Asbestos

We, like many other industrial companies, have been named as one of hundreds of defendants in a number of lawsuits filed in the U.S. by persons alleging bodily injury from asbestos. The claimants allege exposure to asbestos at facilities that we own or formerly owned or from products that we formerly manufactured for specialized applications. Most of these cases involve numerous defendants, sometimes as many as several hundred. Historically, most of the closed asbestos claims against us have been dismissed without any indemnity payment by us; however, we can make no assurances that this pattern will continue.

The following table presents information about asbestos claims activity:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100

Number of claimants at end of period	8,000	8,000

Numbers in the foregoing table are rounded to the nearest hundred and are based on information as received by us which may lag actual court filing dates by several months or more. Claims are recorded as closed when a claimant is dismissed or severed from a case. Claims are opened whenever a new claim is brought, including from a claimant previously dismissed or severed from another case.

During the third quarter of 2009, we completed an actuarial study of our asbestos related contingent liabilities and related insurance receivables. This study which updated our last study prepared in the third quarter of 2006, is based on, among other things, the incidence and nature of historical claims data through June 30, 2009, the incidence of malignancy claims, the severity of indemnity payments for malignancy and non-malignancy claims, dismissal rates by claim type, estimated future claim frequency, settlement values and reserves, and expected average insurance recovery rates by claim type.

As a result of our findings in the third quarter of 2009, we recorded a decrease of $5.0 to our self-insured and insured contingent liabilities for indemnity costs for pending and anticipated probable future claims and recorded a decrease of $4.9 related to receivables for probable insurance recoveries for these pending and future claims. The reserve decrease is attributable to significantly lower projected claim filings offset by more severe malignancy rates and settlement value projections. The decrease in the receivable is a result of the lower gross liability and a shift in the types of future claims expected. Overall, we expect to recover approximately 48% of our future indemnity costs. We have completed coverage in place agreements with most of our larger insurance carriers.

Most of our insurance is with carriers with investment grade ratings and only those with such ratings or other solvent carriers were included in the estimation of the recovery of indemnity and incurred defense costs.

It should be noted that the ultimate liability and related insurance recovery for all pending and anticipated future claims cannot be determined with certainty due to the difficulty of forecasting the numerous variables that can affect the amount of the liability and insurance recovery. These variables include but are not limited to: (i) significant changes in the number of future claims; (ii) significant changes in the average cost of resolving claims; (iii) changes in the nature of claims received; (iv) changes in the laws applicable to these claims; and (v) financial viability of co-defendants and insurers.

Lead Pigment

Over the past 15 years we have been named as defendants in more than fifty cases in the U.S. in which plaintiffs assert claims for personal injury, property damage, and other claims for relief relating to one or more kinds of lead pigment that were used as an ingredient decades ago in paint for use in buildings. Seven cases remain outstanding. The different suits were brought by government entities and/or individual plaintiffs, on behalf of themselves and others. The suits variously sought compensatory and punitive damages and/or injunctive relief, including funds for the cost of monitoring, detecting and removing lead based paint from buildings and for medical monitoring; for personal injuries allegedly caused by ingestion of lead based paint; and plaintiffs' attorneys' fees. We settled one of these cases in 2005 for an immaterial amount in order to avoid litigation costs. In all of the others, we prevailed in court or were dismissed as a defendant. We believe that the seven remaining suits against us are without merit, and we are vigorously defending them.

We currently are one of several defendants in eight personal injury lead ingestion cases, consisting of 172 plaintiffs venued in federal and state courts in Milwaukee, Wisconsin. One of the eight cases consists of 164 claimants, each alleging personal injury as a result of the ingestion of white lead carbonate in paint. The remaining seven cases consist of less than 10 total plaintiffs. We believe that the eight personal injury suits against us are without merit. The eight personal injury cases are currently stayed pending a decision by the United States Court of Appeals for the Seventh Circuit regarding whether the application of the risk contribution doctrine for lead ingestion cases in Wisconsin violates the defendants', including the Company's, constitutional rights.

In July 2005, in a case in which we were one of several defendants, the Supreme Court of Wisconsin held that Wisconsin's risk contribution doctrine applies to bodily injury cases against manufacturers of white lead pigment. Under this doctrine, manufacturers of white lead pigment may be liable for injuries caused by white lead pigment based on their past market shares, unless they can prove they are not responsible for the white lead pigment which caused the injury in question. Seven of the eight personal injury cases, including the personal injury case consisting of 164 plaintiffs, were filed before January 2011, when the Wisconsin legislature passed legislation that will make it substantially more difficult to bring lead suits in the future. In July 2009, the Wisconsin Supreme Court, in the case styled Ruben Godoy et al v. E.I. DuPont de Nemours et al., upheld a lower court's decision dismissing the plaintiff's strict liability and negligent defect causes of action for white lead carbonate. The decision in this case, together with our non-existent or diminutive market share, reinforces our belief that we have no liability in any of the Wisconsin cases, and accordingly, we have not recorded a loss contingency.

We have access to a substantial amount of primary and excess general liability insurance for property damage and believe these policies are available to cover a significant portion of both our defense costs and indemnity costs, if any, for lead pigment related property damage claims. We have agreements with two of our insurers to date which provide that they will pay for approximately fifty percent (50%) of our defense costs associated with lead pigment related property damage claims, and we are in the process of negotiating additional agreements with other insurance carriers.

Other

Periodically, we enter into settlement discussions for lawsuits or claims for which we have meritorious defenses and for which an unfavorable outcome against us is not probable. In such instances, no loss contingency is recorded since a loss is not probable and it is our policy to expense defense costs as incurred. Typically, we consider these types of settlements in fairly limited circumstances usually related to the avoidance of future defense costs and/or the elimination of any risk of an unfavorable outcome. Such settlements, if any, are recorded when it is probable a liability has been incurred, typically upon entering into a settlement agreement.

While it is not feasible to predict the outcome of all pending environmental matters, lawsuits and claims, it is reasonably possible that there will be a necessity for future provisions for costs for environmental matters and for other contingent liabilities that we believe, will not have a material adverse effect on our consolidated financial position, but could be material to our consolidated results of operations or cash flows in any one accounting period. We cannot estimate any additional amount of loss or range of loss in excess of the recorded amounts. Moreover, many of these liabilities are paid over an extended period, and the timing of such payments cannot be predicted with any certainty.

From time to time, we are also included in legal proceedings as a plaintiff involving tax, contract, patent protection, environmental and other legal matters. Gain contingencies related to these matters, if any, are recorded when they are realized.

Accounting for Uncertainty in Income Taxes

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon effective settlement. See Note 12 for additional information.

Commitments

Rental commitments

Rental expense under property and equipment leases, excluding those associated with our former Building Block Chemicals segment, was $11.0 in 2011, $11.5 in 2010, and $13.5 in 2009. Estimated future minimum rental expenses under property and equipment leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2011 are:

Year	Operating Leases
2012	$13.1
2013	10.0
2014	8.9
2015	7.6
2016	7.2
Thereafter	17.1

Total minimum lease payments	$63.9

Customer-related and purchase commitments

We frequently enter into long-term contracts with customers with terms that vary depending on specific industry practices. The business of Cytec Industries and its consolidated subsidiaries as a whole is not substantially dependent on any single contract or any series of related contracts. Set forth below are more specific terms about our significant sales contracts.

We are obligated to manufacture a customer's requirements for certain resins utilized in the automotive industry under long-term manufacturing agreements which may be terminated any year upon one year prior written notice but not before November 27, 2012. Pricing is based on a fixed toll agreement.

The Engineered Materials segment is party to a number of long-term supply and pricing agreements that cover various time periods. Included are several contracts with terms of 5 years or more which obligate us to sell and, subject to certain exceptions, obligate the respective customers to purchase their requirements of various specialty materials for products related to certain aircraft programs. Such agreements are common practice in the aerospace and aircraft manufacturing industries.

We frequently enter into long-term agreements in order to lock-in price and availability of raw materials and services required to operate our businesses. At December 31, 2011, obligations under such agreements totaled $20.2, of which $13.0 are expected to be paid in 2012.

Other commitments

We had $34.7 of outstanding letters of credit, surety bonds and bank guarantees at December 31, 2011 that are issued on our behalf in the ordinary course of business to support certain of our performance obligations and commitments. The instruments are typically renewed on an annual basis.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
12.	INCOME TAXES

The income tax provision (benefit) is based on earnings (loss) from continuing operations before income taxes:

Years ended December 31,	2011	2010	2009
U.S.	$90.7	$59.9	$15.6
Non-U.S.	142.5	135.4	(35.1)

Total	$233.2	$195.3	$(19.5)

The components of the income tax provision (benefit) are as follows:

Years ended December 31,	2011	2010	2009
Current:
U.S. Federal	$4.6	$0.9	$(3.3)
Non-U.S.	39.0	30.6	35.6
Other, principally state	(1.4)	0.5	0.4

Total	$42.2	$32.0	$32.7

Deferred:
U.S. Federal	$26.1	$25.0	$7.4
Non-U.S.	(7.8)	(9.4)	(51.7)
Other, principally state	4.3	2.9	2.7

Total	$22.6	$18.5	$(41.6)

Total income tax provision (benefit)	$64.8	$50.5	$(8.9)

A reconciliation of our effective tax rate to the U.S. federal income tax rate is as follows:

Years ended December 31,	2011	2010	2009
Federal income tax rate	35.0%	35.0%	(35.0%)
Research and development credit	(0.8%)	(0.9%)	(9.3%)
Income subject to other than the federal income tax rate	(4.2%)	(5.0%)	(2.7%)
Change in tax rates	(0.9%)	0.2%	5.8%
State taxes, net of federal benefits	0.7%	0.9%	(13.2%)
Valuation allowance	(0.5%)	(8.2%)	17.7%
Tax law change	0.0%	4.3%	0.0%
Favorable resolution of prior year audits	(1.6%)	(0.5%)	(19.6%)
Other charges, net	0.1%	0.1%	10.5%

Effective tax rate	27.8%	25.9%	(45.8%)

U.S. and non-U.S. earnings of consolidated companies, before income taxes, include all earnings derived from operations in the respective U.S. and non-U.S. geographic areas; whereas provisions (benefits) for income taxes include all income taxes payable to (receivable from) U.S. Federal, non-U.S. and other governments as applicable, regardless of the sites in which the taxable income (loss) is generated.

Income taxes paid in 2011, 2010, and 2009 were $80.3, $59.1, and $30.0, respectively, and include non-U.S. taxes of $52.6, $41.5, and $28.9 in 2011, 2010, and 2009, respectively. Net income taxes paid related to the pre-acquisition tax period of the Surface Specialties entities in 2011, 2010, and 2009 were $0.0, $0.0, and $2.1, respectively, in which all such amounts have been reimbursed to us thus far from UCB SA ("UCB") pursuant to the Stock and Asset Purchase Agreement.

The temporary differences that give rise to a significant portion of deferred tax assets and liabilities are as follows:

December 31,	2011	2010
Deferred tax assets:
Allowance for bad debts	$2.2	$2.5
Self insurance accruals	19.4	20.4
Operating accruals	5.6	5.8
Environmental accruals	28.2	26.4
Pension and postretirement benefit liabilities	116.8	131.0
Employee benefit accruals	33.0	35.0
Tax credit carry forwards	28.0	25.1
Net operating losses	58.5	70.5
Inventory	1.4	0.0
Other	5.3	1.1

Gross deferred tax assets	$298.4	$317.8
Valuation allowance	(21.4)	(22.7)

Total net deferred tax assets	$277.0	$295.1

Deferred tax liabilities:
Inventory	$0.0	$(3.0)
Plants, equipment and facilities	(144.1)	(155.6)
Insurance receivables	(8.1)	(8.8)
Intangibles	(136.8)	(136.6)
Other	(0.9)	(0.8)

Gross deferred tax liabilities	$(289.9)	$(304.8)

Net deferred tax assets/(liabilities)	$(12.9)	$(9.7)

No provision has been made for U.S. or additional non-U.S. taxes on the undistributed earnings of international subsidiaries totaling $593.9 since we intend to reinvest these earnings. It is not practicable to calculate the unrecognized deferred tax liability on such earnings. U.S. foreign tax credits would be available to substantially reduce any amount of additional U.S. tax that might be payable on these earnings in the event of a distribution.

We have U.S. foreign tax credit carryforwards of $16.7 available as of December 31, 2011 to offset future U.S. tax liabilities. Such U.S. foreign tax credits will expire at various dates starting in 2019. We have $13.6 of state tax credits of which $10.3 will be carried forward indefinitely with the balance to expire at various dates starting in 2012. Additionally, we have $2.4 of foreign jurisdiction tax credits related to our operations in Belgium, which do not expire.

At December 31, 2011, we have U.S. federal income tax net operating loss carryforwards of $1.4 relating to our 1998 acquisition of The American Materials & Technologies Corporation available to offset future taxable income. Utilization of those loss carryforwards is limited under certain provisions of the Internal Revenue Code. The carryforwards begin to expire at various dates starting in 2012 through 2018. We have state net operating losses totaling $264.1 which are available to offset future taxable income in the respective states. The total state carryforwards expire at various dates starting in 2012 through 2029. In addition, we have foreign net operating losses totaling $149.7, primarily related to our operations in Europe and Brazil. These net operating losses are available to offset future taxable income in the respective foreign countries. Of the total foreign carryforwards, approximately $28.8 expires at various dates starting in 2014, while $120.9 can be utilized over an indefinite period.

Our long-term earnings trend makes it more likely than not that we will generate sufficient taxable income on a consolidated basis to realize our net deferred tax assets with the exception of certain state net operating losses and state tax credits, and various foreign deferred tax assets. Accordingly, we have recorded a valuation allowance of $21.4 and $22.7 as of December 31, 2011 and 2010, respectively. For 2011, the $1.3 valuation allowance activity primarily consisted of a decrease to the valuation allowance for foreign net operating losses and other foreign deferred tax assets ($0.9), and state tax credits and other state deferred tax assets ($0.4). As of December 31, 2011, $21.2 of the valuation allowance is attributable to U.S. state tax attributes and $0.2 primarily relates to foreign net operating losses. For 2010, the $17.0 valuation allowance activity primarily consisted of a decrease to the valuation allowance for foreign net operating losses and other foreign deferred tax assets ($16.7), and state tax credits and other state deferred tax assets ($0.3). As of December 31, 2010, $21.6 of the valuation allowance is attributable to U.S. state tax attributes and $1.1 primarily relates to foreign net operating losses.

During 2009, we settled German and Italian tax audits for certain international subsidiaries acquired as part of the Surface Specialties acquisition. The German audit covered the pre-acquisition periods 1999 – 2003 and the Italian audit pertained to the 2004 - 2007 tax years. Amounts paid to the tax authorities in settlement of these audits were reimbursed by UCB, in whole or in part, in accordance with the Surface Specialties Stock and Asset Purchase Agreement. We also recorded a net tax benefit of $3.8 based on the favorable resolution of the Italian audit.

During 2010, we settled a German tax audit for certain international subsidiaries acquired as part of the Surface Specialties acquisition. The German audit covered the pre-acquisition periods 2004 through 2007. Amounts received from the tax authorities in settlement of this audit related to the pre-acquisition period have been reimbursed to UCB, in whole or in part, in accordance with the Surface Specialties Stock and Asset Purchase Agreement. We also recorded a net tax benefit of $1.0 based on the favorable resolution of the audit.

During 2011, we settled a Belgium tax audit for certain international subsidiaries acquired as part of the Surface Specialties acquisition. The Belgium audit covered the post-acquisition periods 2008 and 2009. We recorded a net tax benefit of $3.8 based on the favorable resolution of the audit.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 established a U.S. Medicare prescription drug benefit and a tax-free federal subsidy to companies that sponsored retiree health care plans. Pursuant to The Patient Protection and Affordable Care Act, as signed into law on March 23, 2010, as amended by the Health Care and Education Reconciliation Act of 2010 on March 30, 2010, the U.S. tax deductible prescription drug costs will now be reduced by the aforementioned federal subsidy. The impact of this legislation will reduce the future tax deductions with respect to the Company's prescription drug costs. Accordingly, we recorded an $8.3 charge to tax expense from continuing operations in the first quarter 2010 to reflect the reduction in the related deferred tax asset.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (2010 Tax Relief Act), as signed into law on December 17, 2010 brought about significant tax changes including, but not limited to, the retroactive extension of tax incentives for businesses. These business tax incentives, retroactively reinstated and extended through 2011, include the research and development credit as well as the favorable look-through treatment of payments between related controlled foreign corporations.

We are subject to income tax in many U.S. and international jurisdictions, and a certain degree of estimation is required in recording the assets and liabilities with respect to income taxes. All of our tax positions are subject to audit by the local taxing authorities in each tax jurisdiction. These tax audits can involve complex issues, interpretations and judgments and the resolution of matters may span multiple years, particularly if subject to negotiation or litigation.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities.

The amount of gross unrecognized tax benefits at December 31, 2010 was $38.3 (excluding interest), of which $21.7 would impact our effective tax rate, if recognized. As of December 31, 2011, the amount of gross unrecognized tax benefits is $35.5 (excluding interest), of which $19.6 would impact our effective tax rate, if recognized.

We recognize interest and penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of income. We had recorded a liability for the payment of interest and penalties (gross), of approximately $6.6 as of January 1, 2011, increasing by current year net activity of $0.1, thus resulting in a liability for the payment of interest and penalties of $6.7 as of December 31, 2011.

Set forth below is the tabular roll-forward of our 2011 and 2010 unrecognized tax benefits from uncertain tax positions:

	2011	2010
Balance as of beginning of the year	$38.3	$37.9
Increase due to tax positions related to current periods	3.5	3.2
Increase due to tax positions related to prior periods	0.8	1.5
Decrease due to tax positions related to current periods	(0.3)	0.0
Decrease due to tax positions related to prior periods	(6.6)	(3.6)
Settlements	0.0	0.0
Foreign exchange	(0.2)	(0.7)

Balance as of the end of the year	$35.5	$38.3

Audit outcomes and the timing of audit settlements are subject to significant uncertainty. Any settlements or statute of limitations expirations could likely result in a decrease in our uncertain tax positions. We estimate that within the next 12 months, our gross unrecognized tax benefits, exclusive of interest, could decrease by as much as $16.7 million, (before offset for any correlated competent authority adjustments), as a result of settlements with taxing authorities or the expiration of the statute of limitations.

The IRS has completed and closed its audits of our tax returns through 2003. During the second quarter of 2007, the IRS commenced the audit of our tax returns for the years 2004 and 2005. All field work has been completed and we have agreed to all adjustments except for an adjustment related to the research and development credit. We have filed a protest letter for the issue to commence the appeals process, which is still ongoing as of December 31, 2011. The remaining agreed issues for the 2004 and 2005 tax years will result in an immaterial cash refund. During the first quarter of 2010, the IRS commenced the audit of our tax returns for the years 2006, 2007 and 2008, and is still ongoing as of December 31, 2011. We believe that adequate provisions for all outstanding issues have been made for all open years.

State income tax returns are generally subject to examination for a period of 3-5 years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to one year after formal notification to the states. Years still open to examination by tax authorities in major jurisdictions include: Arizona (2006 onward), California (2004 onward), Connecticut (2008 onward), Georgia (2008 onward), Louisiana (2007 onward), Maryland (2008 onward), Michigan (2007 onward), New Jersey (2006 onward), North Carolina (2008 onward), Ohio (2008 onward), South Carolina (2008 onward), Texas (2007 onward), and West Virginia (2009 onward). We have various state income tax returns in the process of examination.

International jurisdictions have statutes of limitations generally ranging from 3-5 years after filing of the respective return. Years still open to examination by tax authorities in major jurisdictions include: Austria (2009 onward), Belgium (2010 onward), Germany (2008 onward), Netherlands (2006 onward), Canada (2003 onward), UK (2005 onward), Italy (2007 onward), China (2003 onward), and Norway (2003 onward). We are currently under examination in several of these jurisdictions.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
13.	EMPLOYEE BENEFIT PLANS

We have defined benefit and defined contribution pension plans that cover employees in a number of countries. Almost all of the plans provide defined benefits based on years of service and career average salary. We also sponsor postretirement and post-employment benefit plans in certain countries. The postretirement plans provide medical and life insurance benefits to retirees who meet minimum age and service requirements, and in the case of non-bargaining employees, who commenced employment prior to April 1, 2007. The medical plans are contributory and non-contributory with certain participants' contributions adjusted annually; the life insurance plans are non-contributory. The accounting for the postretirement plans anticipates future cost-sharing and changes to the plans. The postretirement plans include a cap on our share of costs for recent and future retirees. The post-employment plans provide salary continuation, disability-related benefits, severance pay and continuation of health costs during the period after employment but before retirement.

We used a measurement date of December 31 in 2011, 2010, and 2009 for all our pension and postretirement benefit plans.

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Net periodic costs:
Service cost	$8.8	$9.1	$9.6	$1.0	$1.2	$1.3
Interest cost	49.1	48.8	50.6	11.9	11.5	11.8
Expected return on plan assets	(52.2)	(48.5)	(48.5)	(2.9)	(3.6)	(3.7)
Net amortization	20.6	17.6	15.1	(5.7)	(10.0)	(10.6)
Curtailment/Settlement	1.2	0.8	11.2	(1.1)	0.0	0.0

Net periodic expense (credit)	$27.5	$27.8	$38.0	$3.2	$(0.9)	$(1.2)

Weighted-average assumptions used to determine net periodic costs, during the year
Discount rate	5.3%	5.7%	5.8%	5.0%	5.4%	6.0%
Expected return on plan assets	7.1%	7.1%	6.9%	7.0%	7.25%	7.0%
Rate of compensation increase	2.5% -5%	2.5%-10%	2.5%-10%	—	—	—

Weighted-average assumptions used to determine benefit obigations, end of the year
Discount rate	4.7%	5.3%	5.7%	4.3%	5.0%	5.4%
Rate of compensation increase	2.5% -5%	2.5%-10%	2.5%-10%	—	—	—

The expected rate of return on U.S. plan assets was determined by examining the annualized rates of return over various five and ten year periods for the major U.S. stock and bond indexes and the estimated long-term asset mix of the plan assets of 40%-60% stocks and 40%-60% long-term bonds, including cash equivalents ("fixed income securities"). Since the long-term average annualized return is approximately 8%-10% for stocks and 5%-7% for fixed income securities, the expected long-term weighted average return was estimated to be 7.25% and 7.50% for the U.S. pension plans in 2011 and 2010, respectively. This return was based on an assumed allocation of U.S. pension assets of 50% stocks and 50% in fixed income securities for 2011 and 60% stocks and 40% fixed income securities for 2010. Expected long-term investment returns for U.S. investments were 8.5% for stocks and 6.0% for fixed income securities in 2011 and 8.5% for stocks and 6.0% for fixed income securities in 2010. For U.S. and non-U.S. postretirement plans, assets are only held in the U.S. The expected rate of return on postretirement assets was 7.00% in 2011 and 7.25% in 2010, based on an assumed asset allocation of 50% stocks and 50% fixed income securities in 2011 and 55% stocks and 45% fixed income securities in 2010.

The investment strategy for our worldwide benefit plan assets is to maintain broadly-diversified portfolios of stocks, bonds and money market instruments that, along with periodic plan contributions, provide the necessary liquidity for ongoing benefit obligations.

The expected return on non-U.S. plan assets is also based on the historical rates of return of the various asset classes in each country and the corresponding asset mix. For our two largest non-U.S. pension plans, the assumed weighted average rate of return was 5.7% in 2011. The 2011 return was based on assumed weighted average rates of return of 7.5% for stocks and 5.0% for fixed income securities and an assumed weighted average asset allocation of 30% stocks and 70% fixed income securities.

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Change in benefit obligation:
Benefit obligation at January 1,	$933.5	$869.9	$859.2	$233.8	$212.7	$200.3
Service cost	8.8	9.1	9.6	1.0	1.2	1.3
Interest cost	49.1	48.8	50.6	11.9	11.5	11.8
Amendments (3)	2.2	0.0	6.5	(34.7)	0.0	0.0
Translation difference	(5.3)	(9.4)	13.6	(0.1)	0.2	0.7
Actuarial losses	60.2	60.9	36.4	28.5	29.6	18.9
Participant contributions	0.7	0.6	0.7	4.2	4.2	4.2
Benefits paid	(45.0)	(42.7)	(43.6)	(24.3)	(25.6)	(24.5)
Curtailments/settlements (1)	(8.6)	(3.7)	(63.1)	(0.4)	0.0	0.0

Benefit obligation at December 31,	$995.6	$933.5	$869.9	$219.9	$233.8	$212.7

Accumulated benefit obligation at December 31,	$962.7	$895.0	$827.0	$0.0	$0.0	$0.0

Change in plan assets:
Fair value of plan assets at January 1,	$751.2	$635.6	$563.9	$37.7	$44.6	$46.5
Actual return on plan assets	70.5	83.1	111.4	2.4	3.5	8.7
Company contributions (2)	63.9	83.3	53.0	10.1	13.1	11.9
Participant contributions	0.7	0.6	0.7	4.2	4.2	4.2
Translation difference	(3.2)	(5.0)	12.3	0.0	0.0	0.0
Curtailments/settlements (1)	(3.7)	(3.7)	(62.1)	0.0	0.0	0.0
Benefits paid	(45.0)	(42.7)	(43.6)	(25.6)	(27.7)	(26.7)

Fair value of plan assets at December 31,	$834.4	$751.2	$635.6	$28.8	$37.7	$44.6

(1)	Represents various curtailments and settlements. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated statements of income. In December 2009, we irrevocably transferred the liability and plan assets associated with the accrued benefits of all inactive participants of our defined benefit pension plan in the Netherlands to an insurance company, resulting in a settlement loss of $12.2 due to recognition of actuarial losses previously recorded in other comprehensive loss.
(2)	The 2009 contributions to our pension plans include a contribution of 1,184,273 shares of Cytec common stock to our U.S. plans on May 13, 2009, which had a fair value of $22.5.
(3)	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan ("EGWP") and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.

The postretirement plan benefit obligation includes Medicare Part D subsidies received that reduce company contributions. The amounts received for 2011, 2010, and 2009 were $1.2, $2.1, and $2.2, respectively.

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Funded status, end of year:
Fair value of plan assets	$834.4	$751.2	$635.6	$28.8	$37.7	$44.6
Benefit obligations	(995.6)	(933.5)	(869.9)	(219.9)	(233.8)	(212.7)

Funded status	$(161.2)	$(182.3)	$(234.3)	$(191.1)	$(196.1)	$(168.1)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	$0.8	$2.8	$3.1	$0.0	$0.0	$0.0
Current liabilities	(4.8)	(4.8)	(4.5)	(10.9)	(12.2)	(12.2)
Noncurrent liabilities	(157.2)	(180.3)	(232.9)	(180.2)	(183.9)	(155.9)

Total amounts recognized	$(161.2)	$(182.3)	$(234.3)	$(191.1)	$(196.1)	$(168.1)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial losses	$281.9	$263.8	$255.7	$84.2	$58.2	$29.1
Prior service (credits)/costs	3.5	1.3	1.8	(35.2)	(11.2)	(21.6)
Transition obligations	0.1	0.1	0.1	0.0	0.0	0.0

Total	$285.5	$265.2	$257.6	$49.0	$47.0	$7.5

Changes in accumulated other comprehensive income (AOCI) consist of:
AOCI, beginning of year	$265.2	$257.6	$304.7	$47.0	$7.5	$(17.1)
Current year actuarial (gains)/losses	41.6	26.4	(20.1)	30.3	29.6	14.0
Current year prior service costs/(credits)	2.2	(0.4)	(0.7)	(34.7)	(0.1)	0.0
Curtailments/settlements	(3.0)	(0.8)	(11.2)	0.7	0.0	0.0
Amortization:
Amortization of actuarial gains/(losses)	(20.5)	(17.5)	(14.7)	(3.9)	(0.6)	0.0
Amortization of prior service (costs)/credits	0.0	(0.1)	(0.4)	9.6	10.6	10.6

AOCI, end of year	$285.5	$265.2	$257.6	$49.0	$47.0	$7.5

Estimated amortization to be recognized in accumulated other comprehensive income in 2012 consist of:
Net actuarial losses	$26.3			$6.2
Prior service costs/(credits)	0.4			(4.3)

Total	$26.7			$1.9

The assumed rate of future increases in the per capita cost of healthcare benefits (healthcare cost trend rate) is initially 8.0% in 2011, decreasing to ultimate trend rate of 5.0% in 2017. The healthcare cost trend rate has a significant effect on the reported amounts of accumulated postretirement benefit obligation ("APBO") and related expense.

A 1.0% change in assumed healthcare cost trend rates would have the following effect:

	2011			2010
	1% Increase	1% Decrease		1% Increase	1% Decrease

Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$0.8		$(0.8)	$0.8		$(0.8)

Approximate effect on accumulated postretirement benefit obligation	$14.7		$(13.5)	$15.6		$(15.0)

The following information is presented for those plans with an accumulated benefit obligation in excess of plan assets:

	U.S. Plans		Non-U.S. Plans		Total
December 31,	2011	2010	2011	2010	2011	2010
Projected benefit obligation	$(767.9)	$(699.9)	$(120.3)	$(126.8)	$(888.2)	$(826.7)
Accumulated benefit obligation	$(759.9)	$(689.5)	$(112.5)	$(118.1)	$(872.4)	$(807.6)
Fair value of plan assets	$677.4	$590.7	$62.1	$67.3	$739.5	$658.0

The asset allocation for our U.S. and non-U.S. pension plans and postretirement plans at the end of 2011 and 2010, and the target allocation for 2012, by asset category, are as follows:

U.S. Pension Plans				Postretirement Plans
	Target Allocation	Percentage of Plan Assets at Year End			Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2012	2011	2010	Asset Category	2012	2011	2010
Equity Securities	40%	27%	53%	Equity Securities	50%	52%	62%
Fixed Income	60%	73%	47%	Fixed Income	50%	48%	38%

Total	100%	100%	100%	Total	100%	100%	100%

	Non-U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2012	2011	2010
Equity Securities	31%	31%	36%
Fixed Income	53%	51%	47%
Cash and other	16%	18%	17%

Total	100%	100%	100%

The total fair value of U.S. pension and postretirement plan assets was $706.2 and $628.4 at December 31, 2011 and 2010, respectively. We have invested certain U.S. pension assets directly in our common stock as described previously and use a combination of active and passive stock and bond managers to invest all other assets of the pension and postretirement plans. The managers are selected based on an analysis of, among other things, their historical investment results, frequency of management turnover, cost structure, and assets under management. Assets are periodically reallocated among the investment managers to maintain the appropriate asset mix and occasionally transferred to new or existing managers in the event that a manager is terminated.

Our overall investment strategy is to achieve a mix of approximately 95% of investments for long-term growth and 5% for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers. The target allocations for U.S. pension plan assets are 40% equity securities and 60% corporate bonds and U.S. Treasury securities. The target allocations for postretirement plan assets are 50% equity securities and 50% corporate bonds and U.S. Treasury securities. Equity securities primarily include investments in large-cap, mid-cap and small-cap companies primarily located in the United States. Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities, and U.S. Treasuries. In order to reduce the volatility of our pension plan assets relative to pension liabilities, over the past eighteen months we have gradually implemented a liability-driven investment strategy for our U.S., U.K. and Canadian defined benefit pension plans. As part of the strategy, we have transitioned some of our equity allocation to longer-term fixed income assets.

The target allocations for non-U.S. plan assets are 30-50% equity securities, 50-70% corporate bonds and U.S. Treasury securities, and 0-15% to all other types of investments. Equity securities primarily include a broadly diversified portfolio of common stocks of publicly traded companies that are primarily non-U.S. Fixed income securities include corporate bonds, mortgage-backed securities and government bonds. Other types of investments include insurance assets and investments in hedge funds that follow several different strategies.

The fair values of our Level 1 pension assets are determined based on quoted market prices in active markets for identical assets. The fair values of our Level 2 pension assets are based on the net asset values of the funds, which are based on quoted market prices of the underlying investments. Our Level 3 assets include insurance contracts and a real estate fund. The fair values of insurance contracts of the plans of two of our non-U.S. entities are based on the contractual terms of the arrangement with the insurance company, which in certain cases, includes a nominal, but guaranteed, return. The fair value of the real estate fund is based on the net asset value of shares held at year end.

The fair values of the pension assets at December 31, 2011 and 2010, by asset category, are as follows:

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$43.9	$43.9	$0.0	$0.0
Equity securities:
- Company stock	52.9	52.9	0.0	0.0
- U.S. equity funds (1)	133.5	128.2	5.3	0.0
- International equity funds (2)	21.7	0.0	21.7	0.0
Fixed income funds (3)	507.8	200.2	307.6	0.0
Balanced fund (4)	22.5	22.5	0.0	0.0
Real estate fund	2.7	0.0	0.0	2.7
Insurance assets	16.1	0.0	0.0	16.1
Other investments (5)	33.3	0.0	33.3	0.0

Total	$834.4	$447.7	$367.9	$18.8

	Fair Value Measurements at December 31, 2010
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$12.0	$12.0	$0.0	$0.0
Equity securities:
- Company stock	62.8	62.8	0.0	0.0
- U.S. equity funds (1)	198.3	196.8	1.5	0.0
- International equity funds (2)	89.5	0.0	89.5	0.0
Fixed income funds (3)	309.8	265.5	44.3	0.0
Balanced fund (4)	23.1	23.1	0.0	0.0
Real estate fund	3.0	0.0	0.0	3.0
Insurance assets	14.2	0.0	0.0	14.2
Other investments (5)	38.5	0.0	38.5	0.0

Total	$751.2	$560.2	$173.8	$17.2

(1)	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
(2)	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
(3)	Funds which invest in a diversified portfolio of publicly traded government bonds, corporate bonds and mortgage-backed securities, approximately 38%, 62%, and 0%, respectively, as of December 31, 2011, and approximately 61%, 35%, and 4%, respectively, as of December 31, 2010. There are no restrictions on these investments.
(4)	Represents non-U.S. entity plan assets invested in a pooled publicly traded fund with underlying investments in a diversified portfolio of securities comprised of approximately 16% U.S. equities, 36% international equities, 24% corporate bonds, and 24% government bonds. There are no restrictions on these investments.
(5)	Represents non-U.S. entity plan assets invested in a fund that invests in funds with underlying investments comprised of equity and debt securities, all of which have publicly available quoted market prices.

Fair value measurements of plan assets at December 31, 2011, using significant unobservable inputs (Level 3), are as follows:

	Total	Insurance Assets	Real Estate Fund
Balance, beginning of year	$17.2	$14.2	$3.0
Actual return on assets:
Assets held at end of year	1.2	0.9	0.3
Assets sold during the year	(0.6)	0.0	(0.6)
Purchases, sales and settlements	0.0	0.0	0.0
Transfers in/(out)	1.0	1.0	0.0

Balance, end of year	$18.8	$16.1	$2.7

The fair values of the postretirement plan assets at December 31, 2011 and 2010, by asset category, are as follows:

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$0.8	$0.8	$0.0	$0.0
Equity funds (1)	14.9	14.9	0.0	0.0
Fixed income funds (2)	13.1	13.1	0.0	0.0

Total	$28.8	$28.8	$0.0	$0.0

	Fair Value Measurements at December 31, 2010
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$2.0	$2.0	$0.0	$0.0
Equity funds (1)	23.2	23.2	0.0	0.0
Fixed income funds (2)	12.5	12.5	0.0	0.0

Total	$37.7	$37.7	$0.0	$0.0

(1)	Investments in publicly traded funds: 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011, and 60% invested in an S&P 500 index fund and 40% invested in an international index fund for Europe and Asia as of December 31, 2010.
(2)	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

The following table reflects expected 2012 cash flows for the pension and postretirement benefit plans:

Expected Employer Contributions	Pension Plans	Postretirement Plans
U.S. Plans	$31.8	$11.0
Non-U.S. Plans	$8.9	$0.2

The following table reflects total benefits expected to be paid from the U.S. plans and the non-U.S. plans and/or our assets:

	U.S. Plans		Non-U.S. Plans
Expected Benefit Payments	Pension Plans	Postretirement Plans	Pension Plans	Postretirement Plans
2012	$36.8	$16.9	$9.5	$0.2
2013	38.6	17.1	9.0	0.2
2014	40.2	17.4	9.9	0.2
2015	41.8	17.5	10.7	0.2
2016	43.4	17.5	11.0	0.3
2017-2021	240.0	82.5	67.6	1.7

We also sponsor various defined contribution retirement plans in a number of countries, consisting primarily of savings, profit growth and profit sharing plans. Contributions to the savings plans are based on matching a percentage of employees' contributions. Contributions to the profit growth and profit sharing plans are generally based on our financial performance.

Amounts expensed related to these plans are as follows:

Years ended December 31,	2011	2010	2009
U.S.
Savings Plan	$20.5	$21.3	$15.5

Non-U.S.
Others	$5.1	$4.6	$4.1

In addition to defined benefit pension and defined contribution retirement plans, we sponsor immaterial post-employment plans in a number of countries. Those plans, in certain circumstances, provide salary continuation, disability related benefits, severance pay and continuation of health care coverage during the period after employment but before retirement.

Certain of our benefit plans provide for enhanced benefits in the event of a "change of control" as defined in the plans.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses
14.	ACCRUED EXPENSES

Accrued expenses include the following:

December 31,	2011	2010
Employee benefits	$47.6	$60.5
Pension and other postretirement employee benefits	15.7	17.0
Salaries and wages	27.8	27.3
Taxes other than income taxes	10.3	10.5
Environmental	10.0	5.5
Interest, excluding interest on uncertain tax positions	18.1	18.7
Restructuring costs	8.4	13.9
Customer rebates	17.8	15.6
All other	58.5	54.2

Total	$214.2	$223.2

Common Stock And Preferred Stock	12 Months Ended
Dec. 31, 2011
Common Stock And Preferred Stock [Abstract]
Common Stock And Preferred Stock
15.	COMMON STOCK AND PREFERRED STOCK

We are authorized to issue 150 million shares of common stock with a par value of $.01 per share, of which 45,508,838 shares were outstanding at December 31, 2011. A summary of changes in common stock issued and treasury stock is presented below.

	Common Stock	Treasury Stock
Balance at December 31, 2008	48,132,640	1,069,423
Issuance - pension plan contribution	1,184,273	—
Issuance pursuant to stock option and stock-SARS plan	—	(312,609)
Awards of restricted stock	—	(38,380)
Issuance of deferred shares	—	(124,300)

Balance at December 31, 2009	49,316,913	594,134

Issuance pursuant to stock option and stock-SARS plan	121,969	(547,253)
Awards of restricted stock	—	(14,390)
Issuance of deferred shares	6,468	(31,724)

Balance at December 31, 2010	49,445,350	767

Purchase of treasury stock	—	4,280,000
Issuance pursuant to stock option and stock-SARS plan	122,983	(178,352)
Awards of restricted stock	—	(12,384)
Issuance of deferred shares	17,865	(12,671)

Balance at December 31, 2011	49,586,198	4,077,360

Treasury stock, when reissued, is relieved at the moving average cost of the shares in treasury.

During 2011, four quarterly cash dividends of $0.125 per share were declared and paid totaling $24.3. During 2010, four quarterly cash dividends of $0.0125 per share were declared and paid totaling $2.5. On April 16, 2009 our Board of Directors reduced our quarterly dividend by 90% in light of economic conditions. As a result, we paid one quarterly cash dividend of $0.125 per common share and three quarterly dividends of $0.0125 per common share in 2009 which aggregated to $7.7.

On January 31, 2012, our Board of Directors declared a quarterly cash dividend of $0.1250 per common share, payable on February 24, 2012 to stockholders of record as of February 10, 2012.

In 2011, we repurchased 4,280,000 shares of our common stock at a total cost of $196.1. Approximately $197.9 remained authorized under our stock buyback program as of December 31, 2011, all of which is available from the $200.0 authorization announced on December 8, 2011. We anticipate repurchases will be made from time-to-time on the open market or in private transactions and will be utilized for share-based compensation plans and other corporate purposes.

Operations By Segment And Geographic Areas And Identifiable Assets	12 Months Ended
Dec. 31, 2011
Operations By Segment And Geographic Areas And Identifiable Assets [Abstract]
Operations By Segment And Geographic Areas And Identifiable Assets
16.	OPERATIONS BY SEGMENT AND GEOGRAPHIC AREAS AND IDENTIFIABLE ASSETS

We have four reportable business segments: Engineered Materials, In-Process Separation, Additive Technologies, and Coating Resins. The Engineered Materials segment principally includes advanced composites, carbon fiber, and structural film adhesives. The In-Process Separation segment includes mining chemicals and phosphines. The Additive Technologies segment includes polymer additives, specialty additives and formulated resins. The Coating Resins segment includes the following product lines: radiation-cured resins (Radcure resins), liquid resins and additives (including waterborne resins, solventborne resins, and urethane resins), powder coating resins, amino cross linkers and pressure sensitive adhesives.

The accounting policies of the reportable segments are the same as those described in Note 1. All intersegment sales prices are cost based. We evaluate the performance of our operating segments primarily based on earnings from operations of the respective segment. As described in Note 3, restructuring costs and impairment charges related to unprofitable sites are not charged to our operating segments consistent with management's view of its businesses.

Following is selected information in relation to our continuing operations for the periods indicated as revised for all periods presented in accordance with our business segment structure:

	Engineered Materials	In-Process Separation	Additive Technologies	Coating Resins	Total Segments
2011
Net sales to external customers	$789.2	$339.5	$287.2	$1,657.2	$3,073.1
Intersegment net sales	0.0	0.0	0.9	0.0	0.9

Total net sales	$789.2	$339.5	$288.1	$1,657.2	$3,074.0
Earnings from operations	$124.9	$69.7	$39.4	$69.2	$303.2
Percentage of sales	15.8%	20.5%	13.7%	4.2%	9.9%
Total assets	$934.2	$311.1	$199.4	$1,508.8	$2,953.5
Capital expenditures	$36.0	$17.6	$16.1	$42.4	$112.1
Depreciation and amortization	$20.9	$14.4	$11.2	$88.8	$135.3

2010
Net sales to external customers	$660.2	$292.2	$271.0	$1,524.9	$2,748.3
Intersegment net sales	0.0	0.0	1.1	0.0	1.1

Total net sales	$660.2	$292.2	$272.1	$1,524.9	$2,749.4
Earnings from operations	$107.1	$55.2	$40.3	$73.3	$275.9
Percentage of sales	16.2%	18.9%	14.8%	4.8%	10.0%
Total assets	$806.3	$308.0	$206.5	$1,671.9	$2,992.7
Capital expenditures	$54.4	$9.7	$9.3	$38.7	$112.1
Depreciation and amortization	$15.8	$13.2	$9.3	$82.7	$121.0

2009
Net sales to external customers	$619.2	$265.8	$245.7	$1,298.6	$2,429.3
Intersegment net sales	0.0	0.0	0.8	0.0	0.8

Total net sales	$619.2	$265.8	$246.5	$1,298.6	$2,430.1
Earnings from operations	$88.0	$34.6	$10.7	$5.4	$138.7
Percentage of sales	14.2%	13.0%	4.3%	0.4%	5.7%
Total assets	$724.8	$307.3	$224.6	$1,736.6	$2,993.3
Capital expenditures	$127.4	$8.8	$3.3	$28.5	$168.0
Depreciation and amortization	$13.7	$12.9	$11.4	$117.2	$155.2

The following table provides a reconciliation of selected segment information to corresponding amounts contained in our consolidated financial statements:

	2011	2010	2009
Net sales:
Net sales from segments	$3,074.0	$2,749.4	$2,430.1
Elimination of intersegment revenue	(0.9)	(1.1)	(0.8)

Total consolidated net sales	$3,073.1	$2,748.3	$2,429.3

Earnings from operations:
Earnings from segments	$303.2	$275.9	$138.7
Corporate unallocated (1)	(30.7)	(42.0)	(123.2)

Total consolidated earnings from operations	$272.5	$233.9	$15.5

Total assets:
Assets from segments	$2,953.5	$2,992.7	$2,993.3
Other assets (2)	583.2	681.2	566.1

Total consolidated assets	$3,536.7	$3,673.9	$3,559.4

(1)

2011 includes net pre-tax charges of $21.6 for restructuring charges primarily related to our Coating Resins segment, benefits of $3.9 primarily related to a favorable adjustment to environmental accruals at a certain European site, a gain on the sale of assets of a certain Latin American subsidiary for $3.3, and accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction. 2010 includes a net pre-tax charge of $3.2 for various restructuring initiatives including consolidation and a closure of manufacturing operations in Europe. Also includes a pre-tax charge of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility. 2009 includes a pre-tax charge of $90.2 for various manufacturing and organizational restructuring initiatives across the Specialty Chemical segments and Engineered Materials segment and within corporate operations as well as restructuring charges related to the shared services initiative. 2009 also includes a net loss of $1.4 related to the exit of the polyurethane product line in Europe and Asia.

(2)

At December 31, 2011, 2010, and 2009, this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.

Operations by Geographic Areas: Net sales to unaffiliated customers presented below are based upon the sales destination, which is consistent with how we manage our businesses. U.S. exports included in net sales are based upon the sales destination and represent direct sales of U.S.-based entities to unaffiliated customers outside of the United States. Identifiable assets are those assets used in our operations in each geographic area. Unallocated assets are primarily cash and cash equivalents, miscellaneous receivables, construction in progress, deferred taxes and the fair values of derivatives.

	2011	2010	2009

Net Sales
United States	$1,017.4	$906.1	$810.5
Other Americas	276.8	242.1	212.8
Asia / Pacific	562.2	517.6	433.2
Europe, Middle East and Africa	1,216.7	1,082.5	972.8

Total	$3,073.1	$2,748.3	$2,429.3

U.S. exports included in net sales above
Other Americas	$104.6	$86.4	$75.6
Asia / Pacific	52.8	49.7	42.0
Europe, Middle East and Africa	84.2	75.1	71.1

Total	$241.6	$211.2	$188.7

Identifiable assets

United States	$1,215.1	$1,158.8	$1,155.6
Other Americas	150.5	156.6	159.2
Asia / Pacific	307.8	266.5	241.5
Europe, Middle East and Africa	960.2	993.8	1,078.3

Total identifiable assets	2,633.6	2,575.7	2,634.6

Equity in net assets of and advances to associated companies	19.2	19.7	21.5
Unallocated assets (1)	883.9	1,078.5	903.3

Total assets	$3,536.7	$3,673.9	$3,559.4

(1)	At December 31, 2011, 2010, and 2009 this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.

Risks And Uncertainties	12 Months Ended
Dec. 31, 2011
Risks And Uncertainties [Abstract]
Risks And Uncertainties
17.	RISKS AND UNCERTAINTIES

Our revenues are largely dependent on the continued operation of our various manufacturing facilities. There are many risks involved in operating chemical manufacturing plants, including the breakdown, failure or substandard performance of equipment, operating errors, natural disasters, the need to comply with directives of, and maintain all necessary permits from, government agencies and potential terrorist attacks. Our operations can be adversely affected by raw material shortages, labor force shortages or work stoppages and events impeding or increasing the cost of transporting our raw materials and finished products. The occurrence of material operational problems, including but not limited to the above events, may have a material adverse effect on the productivity and profitability of a particular manufacturing facility. With respect to certain facilities, such events could have a material effect on our company as a whole.

Our operations are also subject to various hazards incident to the production of industrial chemicals. These include the use, handling, processing, storage and transportation of certain hazardous materials. Under certain circumstances, these hazards could cause personal injury and loss of life, severe damage to and destruction of property and equipment, environmental damage and suspension of operations. Claims arising from any future catastrophic occurrence at one of our locations may result in Cytec being named as a defendant in lawsuits asserting potentially large claims.

We perform ongoing credit evaluations of our customers' financial condition including an assessment of the impact, if any, of prevailing economic conditions. We generally do not require collateral from our customers. We are exposed to credit losses in the event of nonperformance by counterparties on derivative instruments. The counterparties to these transactions are major financial institutions, which may be adversely affected by events in the global credit markets. However, we consider the risk of default to be minimal. We typically do not require collateral or other security to support potential credit risk.

International operations are subject to various risks which may or may not be present in U.S. operations. These risks include political instability, the possibility of expropriation, restrictions on royalties, dividends and remittances, instabilities of currencies, requirements for governmental approvals for new ventures and local participation in operations such as local equity ownership and workers' councils. Currency fluctuations between the USD and the currencies in which we do business have caused and will continue to cause foreign currency transaction gains and losses, which may be material. While we do not currently believe that we are likely to suffer a material adverse effect on our results of operations in connection with our existing international operations, any of these events could have an adverse effect on our international operations in the future by reducing the demand for our products, affecting the prices at which we can sell our products or otherwise having an adverse effect on our operating performance.

Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2011, 2010 and 2009 (in millions)

Description	Balance 12/31/2010	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)	Balance 12/31/2011
Reserves deducted from related assets:
Doubtful accounts receivable – continuing operations	$4.2	$0.8	$0.0	$5.0
Deferred tax asset valuation allowance	$22.7	$(1.3)	$0.0	$21.4
Environmental accruals	$104.6	$5.0	$(7.3)[1]	$102.3

1	Comprised of environmental remediation spending of $6.2 and currency exchange of $1.1.

Description	Balance 12/31/2009	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)	Balance 12/31/2010
Reserves deducted from related assets:
Doubtful accounts receivable – continuing operations	$5.8	$0.0	$(1.6)[1]	$4.2
Doubtful accounts receivable – discontinued operations	$0.8	$0.0	$(0.8)[1]	$0.0
Deferred tax asset valuation allowance	$39.7	$(17.0)	$0.0	$22.7
Environmental accruals	$105.4	$7.2	$(8.0)[2]	$104.6

1	Principally bad debts written off partially offset by currency exchange.

2	Comprised of environmental remediation spending of $5.9 and currency exchange of $2.1.

Description	Balance 12/31/2008	Additions or (deductions) charged or (credited) to expenses	Other additions or (deductions)	Balance 12/31/2009
Reserves deducted from related assets:
Doubtful accounts receivable – continuing operations	$5.9	$0.0	$(0.1)[1]	$5.8
Doubtful accounts receivable – discontinued operations	$0.3	$0.5	$(0.0)[1]	$0.8
Deferred tax asset valuation allowance	$35.4	$4.3	$0.0	$39.7
Environmental accruals	$101.1	$5.7	$(1.4)[2]	$105.4

1	Principally bad debts written off partially offset by currency exchange.

2	Comprised of environmental remediation spending of $4.8, currency exchange of $1.6, and a reclassification of environmental related restructuring accrual of $1.8 to environmental accruals.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Nature Of Business And Consolidation Policy

A. Nature of Business and Consolidation Policy: We are a global specialty chemicals and materials company focused on developing, manufacturing and selling value-added products. Our products serve a diverse range of end markets including aerospace composites, structural adhesives, automotive and industrial coatings, electronics, inks, mining and plastics. We use our technology and application development expertise to create chemical and material solutions that are formulated to perform specific and important functions for our customers. We operate on a global basis with 35% of our 2011 revenues in North America, 40% in Europe, Middle East, and Africa, 18% in Asia-Pacific and 7% in Latin America. We have manufacturing and research facilities located in 14 countries. The consolidated financial statements include the accounts of Cytec Industries Inc. and our subsidiaries on a consolidated basis. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associated companies that we do not control, but for which we have the ability to exercise significant influence on operating and financial policy.

Inventories	B. Inventories: Inventories are stated at the lower of cost or market. We determine cost using the first-in, first-out method.
Currency Translation

C. Currency Translation: Operations in our international subsidiaries are recorded in local currencies which are also the functional currencies for financial reporting purposes. The results of operations for our international subsidiaries are translated from local currencies into U.S. dollars ("USD") using the average currency rate during each period which approximates the results that would be obtained using actual currency rates on the dates of individual transactions. Assets and liabilities are translated using currency rates at the end of the period with translation adjustments recorded in accumulated translation adjustments and recognized as a component of accumulated other comprehensive income ("OCI"). Gains and losses on foreign currency transactions, which represent the translation of transactions denominated in currencies other than the functional currency of the impacted legal entity, are recorded as incurred in other (expense) income, net.

Depreciation

D. Depreciation: Depreciation is provided on either the straight-line or the straight-line composite method. Certain assets in the United States and all assets outside the United States and Canada are depreciated on a straight-line basis over the estimated useful lives of the assets. When these assets are retired or disposed of, the net book value of assets are removed from the consolidated balance sheet and the net gain or loss is included in the determination of earnings from operations. Depreciation for the remainder of our assets in the United States and Canada is recorded primarily on a straight-line composite method over the estimated useful lives of various classes of assets, with rates periodically reviewed and adjusted if necessary. When such depreciable assets are sold or otherwise retired from service, unless a major change in the composition of an asset class has occurred, their costs plus demolition costs less amounts realized on sale or salvage are charged or credited to the accumulated depreciation account. Expenditures for maintenance and repairs are charged to current operating expenses. Acquisitions, additions and betterments, either to provide necessary capacity, improve the efficiency of production units, modernize or replace older facilities or to install equipment for protection of the environment, are capitalized. We capitalize interest costs incurred during the period of construction of plants and equipment.

Impairment Of Long-Lived Assets And Long-Lived Assets To Be Disposed Of

E. Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of: Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income. Assets to be disposed of are reported at the lower of the carrying amount or fair value less the costs to sell.

Goodwill And Intangible Assets

F. Goodwill and Intangible Assets: We have defined our reportable segments as our reporting units for our goodwill accounting. We test goodwill for impairment on an annual basis as of October 1st and more often if events occur or circumstances change that would likely reduce the fair value of a reporting unit to an amount below its carrying value. When necessary, we record charges for goodwill impairments for the amount by which the implied fair value of goodwill is less than its carrying value.

We use a two-step process to test goodwill for impairment. First, the reporting unit's fair value is compared to its carrying value. We initially use a market multiple approach (1A) to estimate a range of fair values by reporting unit, and then use a discounted cash flow approach (1B) if the market multiple approach indicates that a potential impairment might exist to refine and reaffirm the results of the first test. Due to the cyclical nature of our reporting units, market multiple values are determined utilizing a three-year average of EBITDA. The three-year period is comprised of the prior year, current year and one year of projected amounts. If the reporting unit's estimated fair value at the low end of the range is close to, in our judgment, or below the reporting unit's carrying value, we refine the calculation using discounted cash flows to calculate a point estimate of the reporting unit's fair value, as opposed to a range. If the discounted cash flow approach yields a fair value estimate less than the reporting unit's carrying value, we would proceed to step two of the impairment test which is used to measure the amount of the impairment loss. In the second step, the implied fair value of the reporting unit's goodwill is determined by allocating the reporting unit's fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of this second step would then be compared to the carrying amount of the goodwill and an impairment charge would be recorded for the difference.

Intangible assets are amortized on a straight-line basis over their respective estimated useful lives. Intangible assets with determinable useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income.

Cash And Cash Equivalents	G. Cash and Cash Equivalents: Securities with maturities of three months or less when purchased are considered to be cash equivalents.
Financial Instruments

H. Financial Instruments: Certain financial instruments are recorded at cost which approximates fair value such as cash and cash equivalents, receivables, certain other assets, accounts payable, and certain other liabilities. Fair values are determined through a combination of management estimates and information obtained from third parties using the latest available market data. Long-term debt is carried at amortized cost .

Derivative Instruments And Hedging Activities

I. Derivative Instruments and Hedging Activities: We use derivative instruments in accordance with our established policies to manage exposure to fluctuations in currency rates, interest rates, and, at times, certain commodity costs. We do not hold or issue derivative financial instruments for trading or speculative purposes. We enter into financial instrument transactions with either major financial institutions or highly-rated counterparties and make reasonable attempts to diversify transactions among counterparties, thereby limiting exposure to credit-related and performance-related risks.

Foreign Currency Risk: Currency forward contracts and cross currency swaps are used to manage our exposure to fluctuations in currency rates on third party and intercompany transactions denominated in currencies other than the functional currency of the legal entity. We hedge such exposures with currency forward contracts and cross currency swaps denominated in the same currency and with similar terms as the underlying exposure, and therefore, the instruments are effective at generating offsetting changes in the fair value or cash flows of the hedged item or transaction. All derivative contracts used to manage foreign currency risk are measured at fair value and reported as assets or liabilities on the balance sheet. Changes in fair value are reported in earnings or deferred, depending on the nature and effectiveness of the hedging relationship. Ineffectiveness, if any, in a hedging relationship is recognized immediately into earnings. If the hedging relationship is not highly effective in generating offsetting cash flows or changes in fair value, we recognize the change in the fair value of the currency forward contract in other income (expense), net.

Commodity Price Risk: Natural gas forwards are used to hedge a portion of our utility requirements at certain of our North American manufacturing facilities. When used, these forward contracts, which are highly effective at achieving offsetting cash flows of the underlying natural gas purchases, are designated as cash flow hedges and are reported on the consolidated balance sheets at fair value, with the effective portion of the hedged item included in accumulated other comprehensive income/(loss) on an after-tax basis. Gains and losses are reclassified into earnings, as a component of manufacturing cost of sales, in the period the hedged natural gas purchases affect earnings. If the derivative is no longer highly effective in achieving offsetting cash flows, subsequent changes in fair value were recorded in other (expense) income, net. Any ineffectiveness is recognized in other (expense) income, net in the current period. If the hedging relationship is terminated, we continue to defer the related gain or loss in accumulated other comprehensive income and include it as a component of the cost of the underlying hedged item. If the forecasted transaction is no longer likely to occur, we recognize the related gain or loss in other (expense) income, net in that period. We did not terminate any hedges during 2011, 2010, and 2009. All hedged transactions that were forecasted to occur in 2011, 2010, and 2009 occurred as forecasted. Ineffectiveness during these years was insignificant. The fair values of all of these instruments are based on a readily available published index for commodity prices.

Environmental And Other Contingent Liabilities

J. Environmental and Other Contingent Liabilities: Accruals for environmental remediation, maintenance and operating costs directly related to remediation, and other contingent liabilities are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

It is our practice to conduct an analysis of our self-insured and insured contingent liabilities annually and whenever circumstances change significantly. Included in these liabilities are workers' compensation, product liability and toxic tort claims.

Accruals for environmental liabilities and other contingent liabilities are recorded as other liabilities with amounts expected to be paid out in the next twelve months classified as accrued expenses at undiscounted amounts.

Probable insurance recoveries for past and future indemnity costs are recorded in other receivables, to the extent collection is reasonably assured within the next twelve months, and longer term receivables are included in other assets at our best estimate of the ultimate expected receipts at undiscounted amounts. Defense and processing costs are expensed as incurred. Probable insurance recoveries for defense and processing costs are recognized only as actual costs are incurred.

In addition, we recognize the fair value of the liability for an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability we recognize a gain or loss on settlement.

Income Taxes

K. Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. If repatriation of the undistributed income of our international subsidiaries and associated companies is anticipated then income taxes are provided for such earnings.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities. We recognize interest and penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of income.

Postretirement Benefits

L. Postretirement Benefits: Costs of postretirement benefits are recognized as employees render the services necessary to earn the related benefits. We recognize an asset or liability for the overfunded or underfunded status of postretirement plans that we sponsor. Additionally, we record all unrecognized prior service costs and credits, unrecognized actuarial gains and losses and any unrecognized transition obligations or assets in accumulated other comprehensive income. Such amounts are reclassified into earnings as components of net periodic benefit cost/income pursuant to the recognition and amortization provisions of the current applicable accounting literature. Finally, we measure plan assets and benefit obligations as of the date of the employer's statement of financial position.

Revenue Recognition

M. Revenue Recognition: We recognize revenue when persuasive evidence of an arrangement exists, the selling price is fixed or determinable, collection is reasonably assured and title and risk of loss has passed to our customers. Customer rebates are estimated and recognized as a reduction of sales as such rebates are being earned.

Stock-Based Compensation

N. Stock-Based Compensation: We recognize our share-based compensation cost in an amount equal to the fair value of share-based payments and estimate a forfeiture rate for all share-based awards. We monitor share option exercise and employee termination patterns to estimate forfeiture rates within the valuation model.

Use Of Estimates

O. Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions. These estimates or assumptions affect the reported amounts and disclosures. For example, estimates are used when accounting for allowance for doubtful accounts, inventory valuations, useful lives of tangible and intangible assets, recoverability of goodwill, accrued expenses, environmental and other contingent liabilities, pension and other postretirement benefits, income tax valuation allowances and assumptions utilized in determining share-based compensation. Actual results could differ from these estimates. Accounting estimates require the use of judgment regarding uncertain future events and their related effects and, accordingly, may change as additional information is obtained.

Discontinued Operations And Other Divestitures (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Other Divestitures [Abstract]
Summary Of Activities In Consolidated Statements Of Income And Summary Of Assets And Liabilities Held For Sale Of Discontinued Operations

	2011	2010	2009
Net sales	$96.2	$599.7	$360.2
Earnings from operations of discontinued business before income taxes	$10.0	$44.3	$15.7
Income tax expense	(2.1)	(14.0)	(6.0)
Gain on sale of discontinued operations	55.3	0.0	0.0
Income tax expense on gain on sale	(20.7)	0.0	0.0

Earnings from discontinued operations, net of tax	$42.5	$30.3	$9.7

December 31, 2010
Assets
Trade accounts receivable, net	$47.5
Other accounts receivable	20.8
Inventories, net	24.6
Other current assets	0.2
Plants, equipment and facilities, net	60.7
Other assets	10.6

$164.4

Liabilities
Accounts payable	$56.1
Accrued liabilities	7.8
Other liabilities	7.6

$71.5

Restructuring Of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring Of Operations [Abstract]
Aggregate Restructuring Charges In Statement Of Income

	2011	2010	2009
Manufacturing cost of sales	$11.8	$9.4	$68.9
Selling and technical services	4.0	0.4	4.4
Research and process development	5.9	(0.2)	3.2
Administrative and general	(0.1)	(0.8)	9.4
Asset impairment charge	0.0	0.0	4.3

Total	$21.6	$8.8	$90.2

Components Of Restructuring Costs

Restructuring Initiatives:	2007-2008	2009		2010		2011		Total
Balance December 31, 2008	$6.3	$0.0		$0.0		$0.0		$6.3

2009 charges (credits)	(1.5)	91.9		0.0		0.0		90.4
Non-cash items	0.0	(30.6	) (1)	0.0		0.0		(30.6)
Cash payments	(4.7)	(31.0)		0.0		0.0		(35.7)
Currency translation adjustments	(0.1)	1.3		0.0		0.0		1.2
Other adjustments	0.0	(0.8	) (2)	0.0		0.0		(0.8)

Balance December 31, 2009	$0.0	$30.8		$0.0		$0.0		$30.8

2010 charges (credits)	0.0	(3.6)		12.4		0.0		8.8
Non-cash items	0.0	0.0		(0.5	) (3)	0.0		(0.5)
Cash payments	0.0	(15.2)		(3.3)		0.0		(18.5)
Currency translation adjustments	0.0	(1.3)		0.1		0.0		(1.2)

Balance December 31, 2010	$0.0	$10.7		$8.7		0.0		$19.4

2011 charges (credits)	0.0	(0.5)		2.4		19.7		21.6
Non-cash items	0.0	0.0		0.0		(3.8	) (5)	(3.8)
Cash payments	0.0	(9.1	) (4)	(8.3)		(10.4)		(27.8)
Currency translation adjustments	0.0	0.2		0.1		(1.4)		(1.1)

Balance December 31, 2011	$0.0	$1.3		$2.9		$4.1		$8.3

(1)	Represents accelerated depreciation of plant assets and impairment of the land at our facility in La Llagosta, Spain.
(2)	Represents a reclassification of an environmental related restructuring accrual to environmental liabilities.
(3)	Represents write-offs of $4.1 related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility and write-off of plant assets at a certain European facility; offset by reversals of asset retirement obligations related to certain European facilities.
(4)	Includes a $5.4 payment to an insurance company to transfer a long-term severance liability.
(5)	Includes a $4.0 charge for the write-off of plant assets at our manufacturing facility in Brazil; offset by reversals of certain asset retirement obligations.

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Weighted Average Assumptions Used

	2011	2010	2009
Expected life (years)	6.2	6.1	6.7
Expected volatility	40.0%	43.3%	48.2%
Expected dividend yield	1.04%	0.19%	2.23%
Risk-free interest rate	3.36%	3.75%	2.70%
Weighted-average fair value per option	$20.83	$16.73	$8.63

Summary Of Stock Options And Stock-Settled SARS Activity

Options and Stock-Settled SARS Activity:	Number of Units	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	3,417,687	$40.76
Granted	416,718	51.49
Exercised	(342,823)	30.89
Forfeited	(186,183)	47.99

Outstanding at December 31, 2011	3,305,399	$42.71	5.4	$20.6

Exercisable at December 31, 2011	2,456,156	$43.43	4.4	$14.5

Summary Of Non-Vested Stock And Non-Vested Stock Units

Non-vested Stock and Stock Units:	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Nonvested at January 1, 2011	124,740	$35.19
Granted	70,626	52.02
Vested	(7,272)	56.85
Forfeited	(7,164)	46.11

Nonvested at December 31, 2011	180,930	$40.40

Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (EPS) [Abstract]
Computation Of Basic And Diluted Earnings/(Loss) Per Common Share

Years Ended December 31,	2011	2010	2009
Numerator:
Earnings (loss) from continuing operations	$165.3	$142.0	$(12.2)
Earnings from discontinued operations, net of tax	42.5	30.3	9.7

Net earnings (loss) attributable to Cytec Industries Inc.	$207.8	$172.3	$(2.5)

Denominator:
Weighted average shares outstanding	48,449	49,339	48,307
Effect of dilutive shares:
Options and stock-settled SARS	466	472	0
Non-vested shares and units	88	54	0

Diluted average shares outstanding	49,003	49,865	48,307

Basic earnings (loss) per common share:
Earnings (loss) from continuing operations	$3.41	$2.88	$(0.25)
Earnings from discontinued operations	0.88	0.61	0.20

Net earnings (loss) per common share attributable to Cytec Industries Inc.	$4.29	$3.49	$(0.05)

Diluted earnings (loss) per common share:
Earnings (loss) from continuing operations	$3.37	$2.85	$(0.25)
Earnings from discontinued operations	0.87	0.61	0.20

Net earnings (loss) per common share attributable to Cytec Industries Inc.	$4.24	$3.46	$(0.05)

Anti-Dilutive Shares/Units

Years ended December 31,	2011	2010	2009
Options	852	285	751
Stock-settled SARS	1,138	862	1,432
Non-vested shares and units	0	0	0

Total	1,990	1,147	2,183

Derivative Financial Instruments And Certain Hedging Activities (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments And Certain Hedging Activities [Abstract]
Schedule Of Net Notional Amounts Of Forward Contracts Outstanding

December 31, 2011	Buy
Sell	U.S. Dollar	Euro	Chilean Peso	Canadian Dollar	Australian Dollar	Thai Baht	Mexican Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$48.3	$21.8	$21.7	$18.0	$15.0	$11.5	$5.5	$0.9
Brazilian Real	$8.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$51.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Others	0.0	$0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0

December 31, 2010	Buy
Sell	U.S. Dollar	Euro	Canadian Dollar	Australian Dollar	Chilean Peso	Thai Baht	Pound Sterling	Mexican Peso	Norwegian Krone
U.S. Dollar	0.0	$34.5	$28.1	$21.8	$9.4	$6.4	$4.4	$3.0	$0.4
Chinese Yuan	$17.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Brazilian Real	$2.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Korean Won	$2.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Taiwan Dollar	$1.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.8	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Japanese Yen	0.0	$14.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$48.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Impact Of Derivative Instruments On Consolidated Balance Sheets

	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Natural gas forwards							Accrued expenses	$0.8
Cross currency swaps(1)	Other current assets	$0.3	Other current assets	$0.5	Other noncurrent liabilities	$13.5	Other noncurrent liabilities	17.0
Foreign currency forwards					Accrued expenses	0.1

Total derivatives designated as hedging instruments:		$0.3		$0.5		$13.6		$17.8
Derivatives not designated as hedging instruments:
Foreign currency forwards	Other current assets	0.3	Other current assets	2.6	Accrued expenses	2.7	Accrued expenses	3.0

Total derivatives not designated as hedging instruments:		$0.3		$2.6		$2.7		$3.0

Total derivatives		$0.6		$3.1		$16.3		$20.8
(1)	Ten year cross currency swap.

Summary Of Derivative Hedges Gains (Losses) Recognized In Statement Of Income

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2011	2010		2011	2010		2011	2010
Natural gas forwards	$0.0	$(3.2)	Manufacturing cost of sales	$(2.1)	$(4.4)		$0.0	$0.0
Cross currency swaps(1)	0.0	13.9	Other expense, net	0.0	15.4		0.0	0.0
Foreign currency forwards	(0.1)	0.0		0.0	0.0		0.0	0.0

Total	$(0.1)	$10.7		$(2.1)	$11.0		$0.0	$0.0

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness
Derivatives in Net Investment Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2011	2010		2011	2010		2011	2010
Cross currency swaps(1)	$3.3	$1.6		$0.0	$0.0		$0.0	$0.0

(1)	Ten year swaps

Amount And Location Of Gains (Losses) For Derivatives Not Designated As Hedges

Derivatives not Designated as Hedging Instruments:	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31,
		2011	2010
Foreign currency forwards	Other expense, net	$(4.1)	$(1.2)
Cross currency swaps(1)	Other expense, net	0.0	(3.0)
Cross currency swaps(1)	Interest expense, net	0.0	3.0
Cross currency swaps(2)	Interest expense, net	0.0	3.6
Total		$(4.1)	$2.4

(1)	Two and five year swaps.

(2)	Represents OCI amortization of five year cross currency swaps, which was de-designated as a cash flow hedge in November 2008.

Derivative Instruments Measured At Fair Value

Description	Significant Other Observable Inputs (Level 2)
Currency forwards	$(2.4)
Cross currency swaps	(13.2)
Cash flow hedges	(0.1)

Total	$(15.7)

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Summary Of Inventories

December 31,	2011	2010
Finished goods	$242.7	$237.4
Work in progress	32.8	29.0
Raw materials and supplies	98.8	83.6

Total inventories	$374.3	$350.0

Plants, Equipment And Facilities (Tables)	12 Months Ended
Dec. 31, 2011
Plants, Equipment And Facilities [Abstract]
Schedule Of Plants, Equipment And Facilities, At Cost

December 31,	2011	2010
Land and land improvements	$71.6	$79.5
Buildings	340.4	312.8
Machinery and equipment	1,291.9	1,267.3
Construction in progress	235.3	277.9

Plants, equipment and facilities, at cost	$1,939.2	$1,937.5

Summary Of Depreciable Lives Of Assets

Category	Composite Depreciation	Straight-line Depreciation
Buildings	31 years	20 - 33 years
Machinery and equipment	5 - 18 years	3- 15 years

Goodwill And Other Acquisition Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Acquisition Intangibles [Abstract]
Activity In The Goodwill Balances For Each Segment

	Engineered Materials	In-Process Separation	Additive Technologies	Coating Resins	Total
Balance, December 31, 2009:
Goodwill	$236.1	$53.2	$27.8	$774.7	$1,091.8
Accumulated impairment charges	0.0	0.0	0.0	(389.9)	(389.9)

	236.1	53.2	27.8	384.8	701.9
Currency exchange:
Goodwill	(1.9)	1.5	0.0	(33.1)	(33.5)
Accumulated impairment charges	0.0	0.0	0.0	17.3	17.3

	(1.9)	1.5	0.0	(15.8)	(16.2)
Balance, December 31, 2010:
Goodwill	234.2	54.7	27.8	741.6	1,058.3
Accumulated impairment charges	0.0	0.0	0.0	(372.6)	(372.6)

	234.2	54.7	27.8	369.0	685.7
Currency exchange:
Goodwill	(0.2)	(2.0)	0.0	(15.6)	(17.8)
Accumulated impairment charges	0.0	0.0	0.0	7.8	7.8

	(0.2)	(2.0)	0.0	(7.8)	(10.0)
Balance, December 31, 2011:
Goodwill	234.0	52.7	27.8	726.0	1,040.5
Accumulated impairment charges	0.0	0.0	0.0	(364.8)	(364.8)

	$234.0	$52.7	$27.8	$361.2	$675.7

Other Acquisition Intangibles

	Weighted Average Useful Life (years)	Gross Carrying Value		Accumulated Amortization		Net Carrying Value
December 31,	2011	2011	2010	2011	2010	2011	2010
Technology-based	16.2	$54.7	$55.6	$(39.0)	$(35.9)	$15.7	$19.7
Marketing-related	< 2.0	1.9	1.9	(1.9)	(1.9)	0.0	0.0
Marketing-related	15.5	63.0	63.7	(33.2)	(29.3)	29.8	34.4
Marketing-related	40	43.0	44.4	(5.9)	(5.0)	37.1	39.4
Customer-related	15	419.6	427.3	(198.8)	(173.8)	220.8	253.5

Total		$582.2	$592.9	$(278.8)	$(245.9)	$303.4	$347.0

Estimated Future Amortization Expense For The Next Five Years

	2012	2013	2014	2015	2016
Intangibles Amortization Expense	$38.2	$37.6	$37.2	$37.1	$31.7

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Components Of Debt

	December 31,
	2011		2010
	Face	Carrying Value	Face	Carrying Value
Five-Year Revolving Credit Line Due June 2016	$0.0	$0.0	$0.0	$0.0
4.6% Notes Due July 1, 2013	135.2	135.4	140.7	141.1
6.0% Notes Due October 1, 2015	250.0	249.8	250.0	249.7
8.95% Notes Due July 1, 2017	250.0	249.5	250.0	249.4
Other	1.2	1.2	1.3	1.3

Long-term Debt, Total	$636.4	$635.9	$642.0	$641.5

Maturities Of Long-Term Debt

	2012	2013	2014	2015	2016	Thereafter	Total
Long-term debt	$0.0	$135.4	$0.0	$249.8	$0.0	$250.7	$635.9

Environmental, Contingencies And Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Environmental, Contingencies And Commitments [Abstract]
Summary Of Changes In Asset Retirement Obligation

Asset retirement obligation as of December 31, 2009	$38.7

Liabilities incurred	0.0
Liabilities settled	(0.1)
Accretion expense	2.5
Revision in estimated cash flows (1)	(4.2)
Currency exchange	(0.9)

Asset retirement obligation as of December 31, 2010	$36.0

Liabilities incurred	0.0
Liabilities settled	(1.0)
Accretion expense	2.6
Revision in estimated cash flows	(0.1)
Currency exchange	(0.6)

Asset retirement obligation as of December 31, 2011	$36.9

Note: The table above excludes asset retirement obligations of $7.6, and $7.3 as of December 31, 2010 and 2009, respectively, which related to our former Building Block Chemicals segment and were included in non-current liabilities held for sale in the accompanying consolidated balance sheets.

(1)	Includes reversals of $3.8 related to sales of facilities.

Number Of Claimants Involved In Asbestos Claims

	Year Ended December 31, 2011	Year Ended December 31, 2010

Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100

Number of claimants at end of period	8,000	8,000

Estimated Future Minimum Rental Expenses

Year	Operating Leases
2012	$13.1
2013	10.0
2014	8.9
2015	7.6
2016	7.2
Thereafter	17.1

Total minimum lease payments	$63.9

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Provision (Benefit) Based On Earnings (Losses) From Continuing Operations Before Income Taxes

Years ended December 31,	2011	2010	2009
U.S.	$90.7	$59.9	$15.6
Non-U.S.	142.5	135.4	(35.1)

Total	$233.2	$195.3	$(19.5)

Components Of Income Tax Provision (Benefit)

Years ended December 31,	2011	2010	2009
Current:
U.S. Federal	$4.6	$0.9	$(3.3)
Non-U.S.	39.0	30.6	35.6
Other, principally state	(1.4)	0.5	0.4

Total	$42.2	$32.0	$32.7

Deferred:
U.S. Federal	$26.1	$25.0	$7.4
Non-U.S.	(7.8)	(9.4)	(51.7)
Other, principally state	4.3	2.9	2.7

Total	$22.6	$18.5	$(41.6)

Total income tax provision (benefit)	$64.8	$50.5	$(8.9)

Reconciliation Of Effective Tax Rate To The U.S. Federal Income Tax Rate

Years ended December 31,	2011	2010	2009
Federal income tax rate	35.0%	35.0%	(35.0%)
Research and development credit	(0.8%)	(0.9%)	(9.3%)
Income subject to other than the federal income tax rate	(4.2%)	(5.0%)	(2.7%)
Change in tax rates	(0.9%)	0.2%	5.8%
State taxes, net of federal benefits	0.7%	0.9%	(13.2%)
Valuation allowance	(0.5%)	(8.2%)	17.7%
Tax law change	0.0%	4.3%	0.0%
Favorable resolution of prior year audits	(1.6%)	(0.5%)	(19.6%)
Other charges, net	0.1%	0.1%	10.5%

Effective tax rate	27.8%	25.9%	(45.8%)

Deferred Tax Assets And Liabilities

December 31,	2011	2010
Deferred tax assets:
Allowance for bad debts	$2.2	$2.5
Self insurance accruals	19.4	20.4
Operating accruals	5.6	5.8
Environmental accruals	28.2	26.4
Pension and postretirement benefit liabilities	116.8	131.0
Employee benefit accruals	33.0	35.0
Tax credit carry forwards	28.0	25.1
Net operating losses	58.5	70.5
Inventory	1.4	0.0
Other	5.3	1.1

Gross deferred tax assets	$298.4	$317.8
Valuation allowance	(21.4)	(22.7)

Total net deferred tax assets	$277.0	$295.1

Deferred tax liabilities:
Inventory	$0.0	$(3.0)
Plants, equipment and facilities	(144.1)	(155.6)
Insurance receivables	(8.1)	(8.8)
Intangibles	(136.8)	(136.6)
Other	(0.9)	(0.8)

Gross deferred tax liabilities	$(289.9)	$(304.8)

Net deferred tax assets/(liabilities)	$(12.9)	$(9.7)

Roll-Forward Of Unrecognized Tax Benefits

	2011	2010
Balance as of beginning of the year	$38.3	$37.9
Increase due to tax positions related to current periods	3.5	3.2
Increase due to tax positions related to prior periods	0.8	1.5
Decrease due to tax positions related to current periods	(0.3)	0.0
Decrease due to tax positions related to prior periods	(6.6)	(3.6)
Settlements	0.0	0.0
Foreign exchange	(0.2)	(0.7)

Balance as of the end of the year	$35.5	$38.3

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Summary Of Components Of Net Periodic Benefit Cost

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Net periodic costs:
Service cost	$8.8	$9.1	$9.6	$1.0	$1.2	$1.3
Interest cost	49.1	48.8	50.6	11.9	11.5	11.8
Expected return on plan assets	(52.2)	(48.5)	(48.5)	(2.9)	(3.6)	(3.7)
Net amortization	20.6	17.6	15.1	(5.7)	(10.0)	(10.6)
Curtailment/Settlement	1.2	0.8	11.2	(1.1)	0.0	0.0

Net periodic expense (credit)	$27.5	$27.8	$38.0	$3.2	$(0.9)	$(1.2)

Weighted-average assumptions used to determine net periodic costs, during the year
Discount rate	5.3%	5.7%	5.8%	5.0%	5.4%	6.0%
Expected return on plan assets	7.1%	7.1%	6.9%	7.0%	7.25%	7.0%
Rate of compensation increase	2.5% -5%	2.5%-10%	2.5%-10%	—	—	—

Weighted-average assumptions used to determine benefit obigations, end of the year
Discount rate	4.7%	5.3%	5.7%	4.3%	5.0%	5.4%
Rate of compensation increase	2.5% -5%	2.5%-10%	2.5%-10%	—	—	—

Changes In Benefit Obligations And Change In Plan Assets

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Change in benefit obligation:
Benefit obligation at January 1,	$933.5	$869.9	$859.2	$233.8	$212.7	$200.3
Service cost	8.8	9.1	9.6	1.0	1.2	1.3
Interest cost	49.1	48.8	50.6	11.9	11.5	11.8
Amendments (3)	2.2	0.0	6.5	(34.7)	0.0	0.0
Translation difference	(5.3)	(9.4)	13.6	(0.1)	0.2	0.7
Actuarial losses	60.2	60.9	36.4	28.5	29.6	18.9
Participant contributions	0.7	0.6	0.7	4.2	4.2	4.2
Benefits paid	(45.0)	(42.7)	(43.6)	(24.3)	(25.6)	(24.5)
Curtailments/settlements (1)	(8.6)	(3.7)	(63.1)	(0.4)	0.0	0.0

Benefit obligation at December 31,	$995.6	$933.5	$869.9	$219.9	$233.8	$212.7

Accumulated benefit obligation at December 31,	$962.7	$895.0	$827.0	$0.0	$0.0	$0.0

Change in plan assets:
Fair value of plan assets at January 1,	$751.2	$635.6	$563.9	$37.7	$44.6	$46.5
Actual return on plan assets	70.5	83.1	111.4	2.4	3.5	8.7
Company contributions (2)	63.9	83.3	53.0	10.1	13.1	11.9
Participant contributions	0.7	0.6	0.7	4.2	4.2	4.2
Translation difference	(3.2)	(5.0)	12.3	0.0	0.0	0.0
Curtailments/settlements (1)	(3.7)	(3.7)	(62.1)	0.0	0.0	0.0
Benefits paid	(45.0)	(42.7)	(43.6)	(25.6)	(27.7)	(26.7)

Fair value of plan assets at December 31,	$834.4	$751.2	$635.6	$28.8	$37.7	$44.6

(1)	Represents various curtailments and settlements. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated statements of income. In December 2009, we irrevocably transferred the liability and plan assets associated with the accrued benefits of all inactive participants of our defined benefit pension plan in the Netherlands to an insurance company, resulting in a settlement loss of $12.2 due to recognition of actuarial losses previously recorded in other comprehensive loss.
(2)	The 2009 contributions to our pension plans include a contribution of 1,184,273 shares of Cytec common stock to our U.S. plans on May 13, 2009, which had a fair value of $22.5.
(3)	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan ("EGWP") and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.

Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Funded status, end of year:
Fair value of plan assets	$834.4	$751.2	$635.6	$28.8	$37.7	$44.6
Benefit obligations	(995.6)	(933.5)	(869.9)	(219.9)	(233.8)	(212.7)

Funded status	$(161.2)	$(182.3)	$(234.3)	$(191.1)	$(196.1)	$(168.1)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	$0.8	$2.8	$3.1	$0.0	$0.0	$0.0
Current liabilities	(4.8)	(4.8)	(4.5)	(10.9)	(12.2)	(12.2)
Noncurrent liabilities	(157.2)	(180.3)	(232.9)	(180.2)	(183.9)	(155.9)

Total amounts recognized	$(161.2)	$(182.3)	$(234.3)	$(191.1)	$(196.1)	$(168.1)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial losses	$281.9	$263.8	$255.7	$84.2	$58.2	$29.1
Prior service (credits)/costs	3.5	1.3	1.8	(35.2)	(11.2)	(21.6)
Transition obligations	0.1	0.1	0.1	0.0	0.0	0.0

Total	$285.5	$265.2	$257.6	$49.0	$47.0	$7.5

Changes in accumulated other comprehensive income (AOCI) consist of:
AOCI, beginning of year	$265.2	$257.6	$304.7	$47.0	$7.5	$(17.1)
Current year actuarial (gains)/losses	41.6	26.4	(20.1)	30.3	29.6	14.0
Current year prior service costs/(credits)	2.2	(0.4)	(0.7)	(34.7)	(0.1)	0.0
Curtailments/settlements	(3.0)	(0.8)	(11.2)	0.7	0.0	0.0
Amortization:
Amortization of actuarial gains/(losses)	(20.5)	(17.5)	(14.7)	(3.9)	(0.6)	0.0
Amortization of prior service (costs)/credits	0.0	(0.1)	(0.4)	9.6	10.6	10.6

AOCI, end of year	$285.5	$265.2	$257.6	$49.0	$47.0	$7.5

Estimated amortization to be recognized in accumulated other comprehensive income in 2012 consist of:
Net actuarial losses	$26.3			$6.2
Prior service costs/(credits)	0.4			(4.3)

Total	$26.7			$1.9

Change In Assumed Healthcare Cost Trend Rates

	2011			2010
	1% Increase	1% Decrease		1% Increase	1% Decrease

Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$0.8		$(0.8)	$0.8		$(0.8)

Approximate effect on accumulated postretirement benefit obligation	$14.7		$(13.5)	$15.6		$(15.0)

Plans With Accumulated Benefit Obligation In Excess Of Plan Assets

	U.S. Plans		Non-U.S. Plans		Total
December 31,	2011	2010	2011	2010	2011	2010
Projected benefit obligation	$(767.9)	$(699.9)	$(120.3)	$(126.8)	$(888.2)	$(826.7)
Accumulated benefit obligation	$(759.9)	$(689.5)	$(112.5)	$(118.1)	$(872.4)	$(807.6)
Fair value of plan assets	$677.4	$590.7	$62.1	$67.3	$739.5	$658.0

Fair Value Of Pension Plan Assets By Asset Category

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$43.9	$43.9	$0.0	$0.0
Equity securities:
- Company stock	52.9	52.9	0.0	0.0
- U.S. equity funds (1)	133.5	128.2	5.3	0.0
- International equity funds (2)	21.7	0.0	21.7	0.0
Fixed income funds (3)	507.8	200.2	307.6	0.0
Balanced fund (4)	22.5	22.5	0.0	0.0
Real estate fund	2.7	0.0	0.0	2.7
Insurance assets	16.1	0.0	0.0	16.1
Other investments (5)	33.3	0.0	33.3	0.0

Total	$834.4	$447.7	$367.9	$18.8

	Fair Value Measurements at December 31, 2010
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$12.0	$12.0	$0.0	$0.0
Equity securities:
- Company stock	62.8	62.8	0.0	0.0
- U.S. equity funds (1)	198.3	196.8	1.5	0.0
- International equity funds (2)	89.5	0.0	89.5	0.0
Fixed income funds (3)	309.8	265.5	44.3	0.0
Balanced fund (4)	23.1	23.1	0.0	0.0
Real estate fund	3.0	0.0	0.0	3.0
Insurance assets	14.2	0.0	0.0	14.2
Other investments (5)	38.5	0.0	38.5	0.0

Total	$751.2	$560.2	$173.8	$17.2

(1)	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
(2)	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
(3)	Funds which invest in a diversified portfolio of publicly traded government bonds, corporate bonds and mortgage-backed securities, approximately 38%, 62%, and 0%, respectively, as of December 31, 2011, and approximately 61%, 35%, and 4%, respectively, as of December 31, 2010. There are no restrictions on these investments.
(4)	Represents non-U.S. entity plan assets invested in a pooled publicly traded fund with underlying investments in a diversified portfolio of securities comprised of approximately 16% U.S. equities, 36% international equities, 24% corporate bonds, and 24% government bonds. There are no restrictions on these investments.
(5)	Represents non-U.S. entity plan assets invested in a fund that invests in funds with underlying investments comprised of equity and debt securities, all of which have publicly available quoted market prices.

Fair Value Measurement Of Plan Assets Using Significant Unobservable Inputs

	Total	Insurance Assets	Real Estate Fund
Balance, beginning of year	$17.2	$14.2	$3.0
Actual return on assets:
Assets held at end of year	1.2	0.9	0.3
Assets sold during the year	(0.6)	0.0	(0.6)
Purchases, sales and settlements	0.0	0.0	0.0
Transfers in/(out)	1.0	1.0	0.0

Balance, end of year	$18.8	$16.1	$2.7

Fair Values Of Postretirement Plan Assets By Asset Category

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$0.8	$0.8	$0.0	$0.0
Equity funds (1)	14.9	14.9	0.0	0.0
Fixed income funds (2)	13.1	13.1	0.0	0.0

Total	$28.8	$28.8	$0.0	$0.0

	Fair Value Measurements at December 31, 2010
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$2.0	$2.0	$0.0	$0.0
Equity funds (1)	23.2	23.2	0.0	0.0
Fixed income funds (2)	12.5	12.5	0.0	0.0

Total	$37.7	$37.7	$0.0	$0.0

(1)	Investments in publicly traded funds: 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011, and 60% invested in an S&P 500 index fund and 40% invested in an international index fund for Europe and Asia as of December 31, 2010.
(2)	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

Expected Employer Contributions

Expected Employer Contributions	Pension Plans	Postretirement Plans
U.S. Plans	$31.8	$11.0
Non-U.S. Plans	$8.9	$0.2

Expected Benefit Payments

	U.S. Plans		Non-U.S. Plans
Expected Benefit Payments	Pension Plans	Postretirement Plans	Pension Plans	Postretirement Plans
2012	$36.8	$16.9	$9.5	$0.2
2013	38.6	17.1	9.0	0.2
2014	40.2	17.4	9.9	0.2
2015	41.8	17.5	10.7	0.2
2016	43.4	17.5	11.0	0.3
2017-2021	240.0	82.5	67.6	1.7

Amounts Expensed Related To Plans

Years ended December 31,	2011	2010	2009
U.S.
Savings Plan	$20.5	$21.3	$15.5

Non-U.S.
Others	$5.1	$4.6	$4.1

U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual and Target Allocation By Asset Category

U.S. Pension Plans				Postretirement Plans
	Target Allocation	Percentage of Plan Assets at Year End			Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2012	2011	2010	Asset Category	2012	2011	2010
Equity Securities	40%	27%	53%	Equity Securities	50%	52%	62%
Fixed Income	60%	73%	47%	Fixed Income	50%	48%	38%

Total	100%	100%	100%	Total	100%	100%	100%

Non U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual and Target Allocation By Asset Category

	Non-U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2012	2011	2010
Equity Securities	31%	31%	36%
Fixed Income	53%	51%	47%
Cash and other	16%	18%	17%

Total	100%	100%	100%

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Schedule Of Accrued Expenses

December 31,	2011	2010
Employee benefits	$47.6	$60.5
Pension and other postretirement employee benefits	15.7	17.0
Salaries and wages	27.8	27.3
Taxes other than income taxes	10.3	10.5
Environmental	10.0	5.5
Interest, excluding interest on uncertain tax positions	18.1	18.7
Restructuring costs	8.4	13.9
Customer rebates	17.8	15.6
All other	58.5	54.2

Total	$214.2	$223.2

Common Stock And Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock And Preferred Stock [Abstract]
Summary Of Changes In Common Stock Issued And Treasury Stock

	Common Stock	Treasury Stock
Balance at December 31, 2008	48,132,640	1,069,423
Issuance - pension plan contribution	1,184,273	—
Issuance pursuant to stock option and stock-SARS plan	—	(312,609)
Awards of restricted stock	—	(38,380)
Issuance of deferred shares	—	(124,300)

Balance at December 31, 2009	49,316,913	594,134

Issuance pursuant to stock option and stock-SARS plan	121,969	(547,253)
Awards of restricted stock	—	(14,390)
Issuance of deferred shares	6,468	(31,724)

Balance at December 31, 2010	49,445,350	767

Purchase of treasury stock	—	4,280,000
Issuance pursuant to stock option and stock-SARS plan	122,983	(178,352)
Awards of restricted stock	—	(12,384)
Issuance of deferred shares	17,865	(12,671)

Balance at December 31, 2011	49,586,198	4,077,360

Operations By Segment And Geographic Areas And Identifiable Assets (Tables)	12 Months Ended
Dec. 31, 2011
Operations By Segment And Geographic Areas And Identifiable Assets [Abstract]
Selected Information In Relation To Continuing Operations

	Engineered Materials	In-Process Separation	Additive Technologies	Coating Resins	Total Segments
2011
Net sales to external customers	$789.2	$339.5	$287.2	$1,657.2	$3,073.1
Intersegment net sales	0.0	0.0	0.9	0.0	0.9

Total net sales	$789.2	$339.5	$288.1	$1,657.2	$3,074.0
Earnings from operations	$124.9	$69.7	$39.4	$69.2	$303.2
Percentage of sales	15.8%	20.5%	13.7%	4.2%	9.9%
Total assets	$934.2	$311.1	$199.4	$1,508.8	$2,953.5
Capital expenditures	$36.0	$17.6	$16.1	$42.4	$112.1
Depreciation and amortization	$20.9	$14.4	$11.2	$88.8	$135.3

2010
Net sales to external customers	$660.2	$292.2	$271.0	$1,524.9	$2,748.3
Intersegment net sales	0.0	0.0	1.1	0.0	1.1

Total net sales	$660.2	$292.2	$272.1	$1,524.9	$2,749.4
Earnings from operations	$107.1	$55.2	$40.3	$73.3	$275.9
Percentage of sales	16.2%	18.9%	14.8%	4.8%	10.0%
Total assets	$806.3	$308.0	$206.5	$1,671.9	$2,992.7
Capital expenditures	$54.4	$9.7	$9.3	$38.7	$112.1
Depreciation and amortization	$15.8	$13.2	$9.3	$82.7	$121.0

2009
Net sales to external customers	$619.2	$265.8	$245.7	$1,298.6	$2,429.3
Intersegment net sales	0.0	0.0	0.8	0.0	0.8

Total net sales	$619.2	$265.8	$246.5	$1,298.6	$2,430.1
Earnings from operations	$88.0	$34.6	$10.7	$5.4	$138.7
Percentage of sales	14.2%	13.0%	4.3%	0.4%	5.7%
Total assets	$724.8	$307.3	$224.6	$1,736.6	$2,993.3
Capital expenditures	$127.4	$8.8	$3.3	$28.5	$168.0
Depreciation and amortization	$13.7	$12.9	$11.4	$117.2	$155.2

Reconciliation Of Selected Segment Information To Corresponding Amounts Contained In Consolidated Financial Statements

	2011	2010	2009
Net sales:
Net sales from segments	$3,074.0	$2,749.4	$2,430.1
Elimination of intersegment revenue	(0.9)	(1.1)	(0.8)

Total consolidated net sales	$3,073.1	$2,748.3	$2,429.3

Earnings from operations:
Earnings from segments	$303.2	$275.9	$138.7
Corporate unallocated (1)	(30.7)	(42.0)	(123.2)

Total consolidated earnings from operations	$272.5	$233.9	$15.5

Total assets:
Assets from segments	$2,953.5	$2,992.7	$2,993.3
Other assets (2)	583.2	681.2	566.1

Total consolidated assets	$3,536.7	$3,673.9	$3,559.4

(1)

2011 includes net pre-tax charges of $21.6 for restructuring charges primarily related to our Coating Resins segment, benefits of $3.9 primarily related to a favorable adjustment to environmental accruals at a certain European site, a gain on the sale of assets of a certain Latin American subsidiary for $3.3, and accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction. 2010 includes a net pre-tax charge of $3.2 for various restructuring initiatives including consolidation and a closure of manufacturing operations in Europe. Also includes a pre-tax charge of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility. 2009 includes a pre-tax charge of $90.2 for various manufacturing and organizational restructuring initiatives across the Specialty Chemical segments and Engineered Materials segment and within corporate operations as well as restructuring charges related to the shared services initiative. 2009 also includes a net loss of $1.4 related to the exit of the polyurethane product line in Europe and Asia.

(2)

At December 31, 2011, 2010, and 2009, this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.

Operations By Geographic Areas

	2011	2010	2009

Net Sales
United States	$1,017.4	$906.1	$810.5
Other Americas	276.8	242.1	212.8
Asia / Pacific	562.2	517.6	433.2
Europe, Middle East and Africa	1,216.7	1,082.5	972.8

Total	$3,073.1	$2,748.3	$2,429.3

U.S. exports included in net sales above
Other Americas	$104.6	$86.4	$75.6
Asia / Pacific	52.8	49.7	42.0
Europe, Middle East and Africa	84.2	75.1	71.1

Total	$241.6	$211.2	$188.7

Identifiable assets

United States	$1,215.1	$1,158.8	$1,155.6
Other Americas	150.5	156.6	159.2
Asia / Pacific	307.8	266.5	241.5
Europe, Middle East and Africa	960.2	993.8	1,078.3

Total identifiable assets	2,633.6	2,575.7	2,634.6

Equity in net assets of and advances to associated companies	19.2	19.7	21.5
Unallocated assets (1)	883.9	1,078.5	903.3

Total assets	$3,536.7	$3,673.9	$3,559.4

(1)	At December 31, 2011, 2010, and 2009 this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.

Summary Of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Line Items]
Number of countries where manufacturing and research facilities are located	14
North America [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	35.00%
Europe, Middle East, And Africa [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	40.00%
Asia-Pacific [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	18.00%
Latin America [Member]
Significant Accounting Policies [Line Items]
Percentage of revenues	7.00%

Discontinued Operations And Other Divestitures (Narrative) (Details) In Millions, unless otherwise specified	0 Months Ended				1 Months Ended		3 Months Ended							9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		10 Months Ended		9 Months Ended
	Jan. 02, 2012 USD ($)	Jan. 02, 2012 EUR (€)	Oct. 19, 2011 USD ($)	Oct. 19, 2011 EUR (€)	Jul. 31, 2011 USD ($)	Feb. 28, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Mar. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2009 USD ($)	Mar. 31, 2009 USD ($)	Sep. 30, 2011 USD ($) Y	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Feb. 28, 2011 Cash [Member] USD ($)	Jun. 30, 2009 Cash [Member] USD ($)	Jun. 30, 2009 Promissory Note [Member] USD ($)	Dec. 31, 2011 Promissory Note [Member]	Feb. 28, 2011 Promissory Note [Member] USD ($)	Sep. 30, 2011 Research And Development Facility [Member] USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of other assets						$ 175.7				$ 2.5		$ 1.8							$ 1.2	$ 0.6
Debt instrument, maturity period (years)										on or before January 15, 2015											six
Discontinued operations, consideration of sale of assets and liabilities																						15
Cash payment made as final settlement of working capital					6.6
Interest rate of debt instrument, percentage																					7.00%
Net realized consideration															169.1
Expected proceeds from divestiture of businesses									13.5						17.5
Proceeds from sale of closed facilities								3.7					5.7					160.7
Gain (loss) on sale of discontinued operations											1.5	(1.4)			55.3	0	0
Gain (loss) on sale of discontinued operations, after tax											1	(1.4)			34.6	0	0
Facility lease back period, years														7
Extension of lease term, years														3
Property, plant and equipment, carrying value								1,126.2							1,114.5	1,126.2							32.5
Estimated cost of remediation																							1.1
Unrealized loss on sale of facility														21.5
Gain on sale of assets							3.3								3.3	2.3	0.2
Proceeds from sale of land	2.7	2.1	5.5	4
Cash received for sale of real estate										0.5				11
Promissory note received against sale proceed of real estate										2
Gain on transfer of land																	8.9
Depreciation													1.2		96.6	85.6	114.6
Additional cost																	$ 0.4

Discontinued Operations And Other Divestitures (Summary Of Activities In Consolidated Statements Of Income For Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations And Other Divestitures [Abstract]
Net sales			$ 96.2	$ 599.7	$ 360.2
Earnings from operations of discontinued business before income taxes			10	44.3	15.7
Income tax expense			(2.1)	(14)	(6)
Gain on sale of discontinued operations	1.5	(1.4)	55.3	0	0
Income tax expense on gain on sale			(20.7)	0	0
Earnings from discontinued operations, net of tax			$ 42.5	$ 30.3	$ 9.7

Discontinued Operations And Other Divestitures (Summary Of Assets And Liabilities Held For Sale Of Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Discontinued Operations And Other Divestitures [Abstract]
Trade accounts receivable, net	$ 47.5
Other accounts receivable	20.8
Inventories, net	24.6
Other current assets	0.2
Plants, equipment and facilities, net	60.7
Other assets	10.6
Total assets	164.4
Accounts payable	56.1
Accrued liabilities	7.8
Other liabilities	7.6
Total liabilities	$ 71.5

Restructuring Of Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended						12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 2008 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2008 2008 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2011 2009 Restructuring Initiatives [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member]		Dec. 31, 2008 2009 Restructuring Initiatives [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member] Engineered Materials Segment [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member] Engineered Materials Segment [Member]	Dec. 31, 2011 2010 Restructuring Initiatives [Member]	Dec. 31, 2010 2010 Restructuring Initiatives [Member]	Dec. 31, 2009 2010 Restructuring Initiatives [Member]	Dec. 31, 2008 2010 Restructuring Initiatives [Member]	Dec. 31, 2011 2011 Restructuring Initiatives [Member]	Dec. 31, 2010 2011 Restructuring Initiatives [Member]	Dec. 31, 2009 2011 Restructuring Initiatives [Member]	Dec. 31, 2008 2011 Restructuring Initiatives [Member]	Sep. 30, 2010 European Sites [Member] 2010 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2011 European Sites [Member] 2010 Restructuring Initiatives [Member] Coating Resins Segment [Member]	May 31, 2010 Mt. Pleasant, Tennessee Facility [Member] 2010 Restructuring Initiatives [Member] In-Process Separation Segment [Member]	Dec. 31, 2011 Mt. Pleasant, Tennessee Facility [Member] 2010 Restructuring Initiatives [Member] In-Process Separation Segment [Member]	Dec. 31, 2010 San Fernando, Spain Facility [Member] 2010 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2011 San Fernando, Spain Facility [Member] 2010 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2011 Suzano, Brazil Facility [Member] 2011 Restructuring Initiatives [Member] Coating Resins Segment [Member]	Dec. 31, 2009 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2007 Restructuring Initiatives [Member]	Dec. 31, 2008 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2007 Restructuring Initiatives [Member]	Dec. 31, 2010 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2009 Restructuring Initiatives [Member] Manufacturing Locations [Member]	Dec. 31, 2009 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2009 Restructuring Initiatives [Member] Manufacturing Locations [Member]	Dec. 31, 2010 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2009 Restructuring Initiatives [Member] Corporate Functions [Member]	Dec. 31, 2009 In-Process Separation, Additive Technologies And Coating Resins Segments [Member] 2009 Restructuring Initiatives [Member] Corporate Functions [Member]	Dec. 31, 2011 Supporting Structure Realignment [Member] 2011 Restructuring Initiatives [Member] Coating Resins Segment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charge	$ 21.6	$ 8.8	$ 90.4			$ 11.1	$ (0.5)	$ (3.6)	$ 91.9					$ 2.4	$ 12.4	$ 0		$ 19.7	$ 0	$ 0		$ 4		$ 5.5				$ 9.4		$ 7		$ 71.2			$ 10.3
Restructuring charge, adjustment related to restructuring initiatives			(0.8)		0.9		0.5		(0.8)	[1]		0.5				0				0			0.2		1.1		1.1		0.6		0.9		2.4
Additional costs																								3.4				3.7
Severance cost													3.6									1.5		0.4		6.6		1.7				41.2		17.1
Write-down of manufacturing assets																						2.5		1.7				4				30
Restructuring reserve	8.3	19.4	30.8	6.3			1.3	10.7	30.8		0			2.9	8.7	0	0	4.1	0	0	0
Number of positions eliminated						93							230									9		10		38		27				374		388	80
Reversal of asset retirement obligation																										$ 3.6

[1]	Represents a reclassification of an environmental related restructuring accrual to environmental liabilities.

Restructuring Of Operations (Aggregate Restructuring Charges In Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	$ 21.6	$ 8.8	$ 90.4
Commencing in 2006 [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	21.6	8.8	90.2
Commencing in 2006 [Member] | Manufacturing Cost Of Sales [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	11.8	9.4	68.9
Commencing in 2006 [Member] | Selling And Technical Services [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	4	0.4	4.4
Commencing in 2006 [Member] | Research And Process Development [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	5.9	(0.2)	3.2
Commencing in 2006 [Member] | Administrative And General [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	(0.1)	(0.8)	9.4
Commencing in 2006 [Member] | Asset Impairment Charge [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges/(credits)	$ 0	$ 0	$ 4.3

Restructuring Of Operations (Components Of Restructuring Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	$ 19.4		$ 30.8		$ 6.3
Restructuring charges/(credits)	21.6		8.8		90.4
Non-cash items	(3.8)		(0.5)		(30.6)
Cash payments	(27.8)		(18.5)		(35.7)
Currency translation adjustments	(1.1)		(1.2)		1.2
Restructuring Reserve, Accrual Adjustment					(0.8)
Restructuring reserve, ending balance	8.3		19.4		30.8
Long term severance liability	5.4
2007 - 2008 Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	0		0		6.3
Restructuring charges/(credits)	0		0		(1.5)
Non-cash items	0		0		0
Cash payments	0		0		(4.7)
Currency translation adjustments	0		0		(0.1)
Restructuring Reserve, Accrual Adjustment					0
Restructuring reserve, ending balance	0		0		0
2009 Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	10.7		30.8		0
Restructuring charges/(credits)	(0.5)		(3.6)		91.9
Non-cash items	0		0		(30.6)	[1]
Cash payments	(9.1)	[2]	(15.2)		(31)
Currency translation adjustments	0.2		(1.3)		1.3
Restructuring Reserve, Accrual Adjustment	0.5				(0.8)	[3]
Restructuring reserve, ending balance	1.3		10.7		30.8
2010 Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	8.7		0		0
Restructuring charges/(credits)	2.4		12.4		0
Non-cash items	0		(0.5)	[4]	0
Cash payments	(8.3)		(3.3)		0
Currency translation adjustments	0.1		0.1		0
Restructuring Reserve, Accrual Adjustment					0
Restructuring reserve, ending balance	2.9		8.7		0
Write-offs related to inventories and construction in progress			4.1
2011 Restructuring Initiatives [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve, beginning balance	0		0		0
Restructuring charges/(credits)	19.7		0		0
Non-cash items	(3.8)	[5]	0		0
Cash payments	(10.4)		0		0
Currency translation adjustments	(1.4)		0		0
Restructuring Reserve, Accrual Adjustment					0
Restructuring reserve, ending balance	4.1		0		0
Suzano, Brazil [Member]
Restructuring Cost And Reserve [Line Items]
Asset impairment charge	$ 4

[1]	Represents accelerated depreciation of plant assets and impairment of the land at our facility in La Llagosta, Spain.
[2]	Includes a $5.4 payment to an insurance company to transfer a long-term severance liability.
[3]	Represents a reclassification of an environmental related restructuring accrual to environmental liabilities.
[4]	Represents write-offs of $4.1 related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility and write-off of plant assets at a certain European facility; offset by reversals of asset retirement obligations related to certain European facilities.
[5]	Includes a $4.0 charge for the write-off of plant assets at our manufacturing facility in Brazil; offset by reversals of certain asset retirement obligations.

Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2010 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2009 Stock Options And Stock-Settled SARS [Member]	Dec. 31, 2011 Cash-Settled SARS [Member]	Dec. 31, 2010 Cash-Settled SARS [Member]	Dec. 31, 2009 Cash-Settled SARS [Member]	Dec. 31, 2010 Performance Stock [Member]	Dec. 31, 2008 Performance Stock [Member]	Dec. 31, 2011 1993 Plan [Member]	Dec. 31, 2010 1993 Plan [Member]	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2010 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2009 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member]	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member] Non-Vested Stock And Non-Vested Stock Units [Member]	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member] Non-Vested Stock [Member]	Dec. 31, 2011 Non-Vested Stock, Non-Vested Stock Units And Performance Stock [Member] Non-Vested Stock Units [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Shares reserved for issuance												5,100,000
Shares reserved for issuance for all outstanding share-based compensation grants												3,700,000
Stock option grant component, percentage of market price				100.00%
Contractual life				10
Stock awards granted	416,718			416,718							47,927
Weighted-average grant-date fair value	$ 20.83	$ 16.73	$ 8.63	$ 20.83	$ 16.73	$ 8.63
Pre-tax compensation cost				$ 6.9	$ 7.2	$ 6.6	$ (1.2)	$ 1.1	$ 1.1
Total intrinsic value of stock options and stock-settled SARS exercised				7.9	12.3	3
Total fair value of stock options and stock-settled SARS vested				6.8	7.6	9.7
Total unrecognized compensation cost				6.4													2.9
Weighted-average period to recognize total unrecognized compensation cost (years)				1.3													1.8
Vesting period for majority of awards (years)				three
Intrinsic value and cash used to settle exercises of cash-settled SARS							0.1	0.1	0
Tax benefit realized				2.7	4.4	2
Cash received from stock options exercised	8.1	20.5	7.4	8.1	20.5	7.4
Weighted-average fair value of the non-vested stock and non-vested stock per share																	$ 52.02
Pre-tax (income) expense recognized for cash-settled SARS				6.9	7.2	6.6	(1.2)	1.1	1.1
Liability related to cash-settled SARS							1.3	2.6
Non-vested stock and stock units grants	70,626																	12,384	58,242
Performance stock awards, vested										8,092
Performance stock awards recorded as expense										0.4
Compensation cost recognized												0.3	0.2	2.4	2.1	0.7
Additional paid-in capital representing excess tax benefits available to absorb potential future tax deficiencies												$ 71.7	$ 70.3

Share-Based Compensation (Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Expected life (years)	6.2	6.1	6.7
Expected volatility	40.00%	43.30%	48.20%
Expected dividend yield	1.04%	0.19%	2.23%
Risk-free interest rate	3.36%	3.75%	2.70%
Weighted-average fair value per option	$ 20.83	$ 16.73	$ 8.63

Share-Based Compensation (Summary Of Stock Options And Stock-Settled SARS Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Outstanding at January 1, 2011, Number of Units	3,417,687
Granted, Number of Units	416,718
Exercised, Number of Units	(342,823)
Forfeited, Number of Units	(186,183)
Outstanding at December 31, 2011, Number of Units	3,305,399
Exercisable at December 31, 2011, Number of Units	2,456,156
Outstanding at January 1, 2011, Weighted Average Exercise Price Per Unit	$ 40.76
Granted, Weighted Average Exercise Price Per Unit	$ 51.49
Exercised, Weighted Average Exercise Price Per Unit	$ 30.89
Forfeited, Weighted Average Exercise Price Per Unit	$ 47.99
Outstanding at December 31, 2011, Weighted Average Exercise Price Per Unit	$ 42.71
Exercisable at December 31, 2011, Weighted Average Exercise Price Per Unit	$ 43.43
Outstanding at December 31, 2011, Weighted Average Remaining Contractual Life (Years)	5.4
Exercisable at December 31, 2011, Weighted Average Remaining Contractual Life (Years)	4.4
Outstanding at December 31, 2011, Aggregate Intrinsic Value	$ 20.6
Exercisable at December 31, 2011, Aggregate Intrinsic Value	$ 14.5

Share-Based Compensation (Summary Of Non-Vested Stock And Non-Vested Stock Units) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Nonvested at January 1, 2011, Number of Units	124,740
Granted, Number of Units	70,626
Vested, Number of Units	(7,272)
Forfeited, Number of Units	(7,164)
Nonvested at December 31, 2011, Number of Units	180,930
Nonvested at January 1, 2011, Weighted Average Grant Date Fair Value Per Unit	$ 35.19
Granted, Weighted Average Grant Date Fair Value Per Unit	$ 52.02
Vested, Weighted Average Grant Date Fair Value Per Unit	$ 56.85
Forfeited, Weighted Average Grant Date Fair Value Per Unit	$ 46.11
Nonvested at December 31, 2011, Weighted Average Grant Date Fair Value Per Unit	$ 40.4

Earnings Per Share (EPS) (Computation Of Basic And Diluted Earnings/(Loss) Per Common Share) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Computation of Basic and Diluted Earnings Per Common Share [Line Items]
Earnings (loss) from continuing operations	$ 165.3	$ 142	$ (12.2)
Earnings from discontinued operations, net of tax	42.5	30.3	9.7
Net earnings (loss) attributable to Cytec Industries Inc.	$ 207.8	$ 172.3	$ (2.5)
Weighted average shares outstanding	48,449	49,339	48,307
Diluted average shares outstanding	49,003	49,865	48,307
Earnings (loss) from continuing operations, Basic	$ 3.41	$ 2.88	$ (0.25)
Earnings from discontinued operations, Basic	$ 0.88	$ 0.61	$ 0.2
Net earnings (loss) per common share attributable to Cytec Industries Inc.	$ 4.29	$ 3.49	$ (0.05)
Earnings (loss) from continuing operations, Diluted	$ 3.37	$ 2.85	$ (0.25)
Earnings from discontinued operations, Diluted	$ 0.87	$ 0.61	$ 0.2
Net earnings (loss) per common share attributable to Cytec Industries Inc., Diluted	$ 4.24	$ 3.46	$ (0.05)
Options And Stock-Settled SARS Activity [Member]
Schedule of Computation of Basic and Diluted Earnings Per Common Share [Line Items]
Effect of dilutive shares	466	472	0
Non-Vested Shares And Units [Member]
Schedule of Computation of Basic and Diluted Earnings Per Common Share [Line Items]
Effect of dilutive shares	88	54	0

Earnings Per Share (EPS) (Anti-Dilutive Shares/Units) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	1,990	1,147	2,183
Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	852	285	751
Stock-Settled SARS [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	1,138	862	1,432
Non-Vested Shares And Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	0	0	0

Derivative Financial Instruments And Certain Hedging Activities (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended																		3 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Oct. 01, 2005 USD ($)	Oct. 01, 2005 EUR (€)	Dec. 31, 2011 Five Year Swaps [Member]	Dec. 31, 2010 Five Year Swaps [Member]	Oct. 02, 2010 Five Year Swaps [Member] USD ($)	Oct. 02, 2010 Five Year Swaps [Member] EUR (€)	Dec. 31, 2011 Ten Year Swaps [Member] USD ($)	Dec. 31, 2011 Ten Year Swaps [Member] EUR (€)	Sep. 30, 2010 Ten Year Swaps [Member] EUR (€)	Dec. 31, 2010 Two Year Swaps [Member]	Sep. 30, 2010 Two Year Swaps [Member] EUR (€)	Sep. 30, 2010 Euro Notional Amount [Member]	Sep. 30, 2010 Euro Notional Amount [Member] Five Year Swaps [Member]	Dec. 31, 2011 Euro Notional Amount [Member] Ten Year Swaps [Member]	Sep. 30, 2010 Euro Notional Amount [Member] Two Year Swaps [Member]	Sep. 30, 2010 USD Notional Amount [Member]	Sep. 30, 2010 USD Notional Amount [Member] Five Year Swaps [Member]	Dec. 31, 2011 USD Notional Amount [Member] Ten Year Swaps [Member]	Sep. 30, 2010 USD Notional Amount [Member] Two Year Swaps [Member]	Dec. 31, 2011 Attributed To Exposure In Forward Selling Purchase Of USD [Member] USD ($)	Dec. 31, 2011 Attributed To Exposure In Forward Selling Purchase Of Euros [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2010 Forward Contracts [Member] USD ($)	Sep. 30, 2010 Five Year Swaps [Member] USD ($)	Sep. 30, 2010 Five Year Swaps [Member] EUR (€)	Dec. 31, 2011 Ten Year Swaps [Member] USD ($)	Dec. 31, 2010 Ten Year Swaps [Member] USD ($)	Dec. 31, 2010 Derivatives In Cash Flow Hedging Relationships [Member] CHF
Derivative [Line Items]
Net contractual amounts of forward contracts	$ 203.2																						$ 151.1	$ 52.1
Net fair values of derivatives																									(2.4)	(0.4)
Notional amount of forward contract designated as cash flow hedge	4.2
Unrealized loss on cash flow hedge	0.1
Number of cross currency swaps		2
Length of swaps, years							5			10	10		2
Notional amounts of cross currency swaps														207.9													250	207.9
Notional amounts of cross currency swaps designated as net investment hedges								250	207.9	250	207.9
Derivative, maturity date						Oct 1, 2010				Oct 1, 2015	Oct 1, 2015
Interest rate receivable/payable on derivative notional amount, per annum															4.52%	3.78%	4.52%	3.78%	5.80%	5.50%	6.00%	3.69%
Principal exchange amount paid				500
Principal exchange amount received					415.8
Early settlement of swap												41.6
Favorable/(unfavorable) fair values of the year swaps																													(13.2)	(16.5)
Gain (Loss) on cash flow hedge ineffectiveness	0	0	0
Payment for construction of certain manufacturing equipment																															7.3

Derivative Financial Instruments And Certain Hedging Activities (Schedule Of Net Notional Amounts Of Forward Contracts Outstanding) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
United States Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	$ 0	$ 0
United States Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		17.9
United States Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	8.4	2.9
United States Dollar Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		2.5
United States Dollar Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		1.1
United States Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
United States Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
United States Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
United States Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Euro Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	48.3	34.5
Euro Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Euro Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Euro Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Euro Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Euro Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.4	0.8
Euro Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		14.9
Euro Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	51.5	48.1
Euro Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.2
Canadian Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	21.7	28.1
Canadian Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Australian Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	18	21.8
Australian Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Australian Dollar Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Australian Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Australian Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Chilean Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	21.8	9.4
Chilean Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Thai Baht Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	15	6.4
Thai Baht Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Thai Baht Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Thai Baht Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Thai Baht Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Pound Sterling Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	5.5	4.4
Pound Sterling Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Mexican Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	11.5	3
Mexican Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Norwegian Krone Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.9	0.4
Norwegian Krone Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	$ 0

Derivative Financial Instruments And Certain Hedging Activities (Impact Of Derivative Instruments On Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Total Asset Derivatives	$ 0.6		$ 3.1
Total Liability Derivatives	16.3		20.8
Designated As Hedging Instrument [Member]
Derivative [Line Items]
Total Asset Derivatives	0.3		0.5
Total Liability Derivatives	13.6		17.8
Designated As Hedging Instrument [Member] | Foreign Currency Forwards [Member] | Accrued Expenses [Member]
Derivative [Line Items]
Total Liability Derivatives	0.1
Designated As Hedging Instrument [Member] | Natural Gas Forwards [Member] | Accrued Expenses [Member]
Derivative [Line Items]
Total Liability Derivatives			0.8
Designated As Hedging Instrument [Member] | Cross Currency Swaps [Member] | Other Current Assets [Member]
Derivative [Line Items]
Total Asset Derivatives	0.3	[1]	0.5	[1]
Designated As Hedging Instrument [Member] | Cross Currency Swaps [Member] | Other Noncurrent Liabilities [Member]
Derivative [Line Items]
Total Liability Derivatives	13.5	[1]	17	[1]
Derivatives Not Designated As Hedges [Member]
Derivative [Line Items]
Total Asset Derivatives	0.3		2.6
Total Liability Derivatives	2.7		3
Derivatives Not Designated As Hedges [Member] | Foreign Currency Forwards [Member] | Other Current Assets [Member]
Derivative [Line Items]
Total Asset Derivatives	0.3		2.6
Derivatives Not Designated As Hedges [Member] | Foreign Currency Forwards [Member] | Accrued Expenses [Member]
Derivative [Line Items]
Total Liability Derivatives	$ 2.7		$ 3

[1]	Ten year cross currency swap.

Derivative Financial Instruments And Certain Hedging Activities (Summary Of Derivative Hedges Gains (Losses) Recognized In Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivatives In Cash Flow Hedging Relationships [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	$ (0.1)		$ 10.7
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(2.1)		11
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0		0
Derivatives In Cash Flow Hedging Relationships [Member] | Natural Gas Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	0		(3.2)
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0		0
Derivatives In Cash Flow Hedging Relationships [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	0	[1]	13.9	[1]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	[1]	0	[1]
Derivatives In Cash Flow Hedging Relationships [Member] | Foreign Currency Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	(0.1)		0
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0		0
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0		0
Derivatives In Net Investment Hedge Relationships [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	3.3		1.6
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0		0
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0		0
Manufacturing Cost Of Sales [Member] | Derivatives In Cash Flow Hedging Relationships [Member] | Natural Gas Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(2.1)		(4.4)
Other (Expense) Income, Net [Member] | Derivatives In Cash Flow Hedging Relationships [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ 0	[1]	$ 15.4	[1]

[1]	Ten year swaps

Derivative Financial Instruments And Certain Hedging Activities (Amount And Location Of Gains (Losses) For Derivatives Not Designated As Hedges) (Details) (Derivatives Not Designated As Hedges [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (4.1)		$ 2.4
Other (Expense) Income, Net [Member] | Foreign Currency Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	(4.1)		(1.2)
Other (Expense) Income, Net [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	0	[1]	(3)	[1]
Interest Expense, Net [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	0	[1]	3	[1]
Other Comprehensive Income [Member] | Interest Expense, Net [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Income on Derivative	$ 0	[2]	$ 3.6	[2]

[1]	Two and five year swaps.
[2]	Represents OCI amortization of five year cross currency swaps, which was de-designated as a cash flow hedge in November 2008.

Derivative Financial Instruments And Certain Hedging Activities (Derivative Instruments Measured At Fair Value) (Details) (Significant Observable Inputs (Level 2) [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2011
Derivative [Line Items]
Fair value measurements for derivative financial instruments	$ (15.7)
Currency Forwards [Member]
Derivative [Line Items]
Fair value measurements for derivative financial instruments	(2.4)
Cross Currency Swaps [Member]
Derivative [Line Items]
Fair value measurements for derivative financial instruments	(13.2)
Cash Flow Hedges [Member]
Derivative [Line Items]
Fair value measurements for derivative financial instruments	$ (0.1)

Inventories (Summary Of Inventories) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Finished goods	$ 242.7	$ 237.4
Work in progress	32.8	29
Raw materials and supplies	98.8	83.6
Total inventories	$ 374.3	$ 350

Plants, Equipment And Facilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Gross cost of the assets depreciated	$ 1,939.2	$ 1,937.5
United States And Canada [Member]
Property, Plant and Equipment [Line Items]
Composite depreciation rate	4.70%	4.50%	4.60%
Gross cost of the assets depreciated	854.1	1,278
Noncurrent assets held for sale		$ 408.3

Plants, Equipment And Facilities (Schedule Of Plants, Equipment And Facilities, At Cost) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	$ 1,939.2	$ 1,937.5
Land And Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	71.6	79.5
Buildings [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	340.4	312.8
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	1,291.9	1,267.3
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	$ 235.3	$ 277.9

Plants, Equipment And Facilities (Summary Of Depreciable Lives Of Assets) (Details)	12 Months Ended
Dec. 31, 2011 Y
Composite Depreciation [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets, average, years	31
Composite Depreciation [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets, minimum, years	5
Depreciable lives of assets, maximum, years	18
Straight-Line Depreciation [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets, minimum, years	20
Depreciable lives of assets, maximum, years	33
Straight-Line Depreciation [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets, minimum, years	3
Depreciable lives of assets, maximum, years	15

Goodwill And Other Acquisition Intangibles (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Acquisition Intangibles [Abstract]
Amortization of acquisition intangibles					$ 38.7	$ 37.1	$ 38.2
Goodwill, impairment loss	$ 0	$ 0	$ 0	$ 0

Goodwill And Other Acquisition Intangibles (Activity In The Goodwill Balances For Each Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 1,058.3	$ 1,091.8	$ 1,040.5
Accumulated impairment charges	(372.6)	(389.9)	(364.8)
Total, Net	685.7	701.9	675.7
Currency exchange: Goodwill	(17.8)	(33.5)
Currency exchange: Accumulated impairment charges	7.8	17.3
Currency exchange: Goodwill, net	(10)	(16.2)
Engineered Materials [Member]
Goodwill [Line Items]
Goodwill	234.2	236.1	234
Accumulated impairment charges	0	0	0
Total, Net	234.2	236.1	234
Currency exchange: Goodwill	(0.2)	(1.9)
Currency exchange: Accumulated impairment charges	0	0
Currency exchange: Goodwill, net	(0.2)	(1.9)
In-Process Separation [Member]
Goodwill [Line Items]
Goodwill	54.7	53.2	52.7
Accumulated impairment charges	0	0	0
Total, Net	54.7	53.2	52.7
Currency exchange: Goodwill	(2)	1.5
Currency exchange: Accumulated impairment charges	0	0
Currency exchange: Goodwill, net	(2)	1.5
Additive Technologies [Member]
Goodwill [Line Items]
Goodwill	27.8	27.8	27.8
Accumulated impairment charges	0	0	0
Total, Net	27.8	27.8	27.8
Currency exchange: Goodwill	0	0
Currency exchange: Accumulated impairment charges	0	0
Currency exchange: Goodwill, net	0	0
Coating Resins [Member]
Goodwill [Line Items]
Goodwill	741.6	774.7	726
Accumulated impairment charges	(372.6)	(389.9)	(364.8)
Total, Net	369	384.8	361.2
Currency exchange: Goodwill	(15.6)	(33.1)
Currency exchange: Accumulated impairment charges	7.8	17.3
Currency exchange: Goodwill, net	$ (7.8)	$ (15.8)

Goodwill And Other Acquisition Intangibles (Other Acquisition Intangibles) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 582.2	$ 592.9
Accumulated Amortization	(278.8)	(245.9)
Net Carrying Value	303.4	347
Technology-Based [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	16.2
Gross Carrying Value	54.7	55.6
Accumulated Amortization	(39)	(35.9)
Net Carrying Value	15.7	19.7
Marketing-Related Weighted Average Useful Life Less Than 2 Years [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	2
Gross Carrying Value	1.9	1.9
Accumulated Amortization	(1.9)	(1.9)
Net Carrying Value	0	0
Marketing-Related Weighted Average Useful Life For 15.5 Years [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	15.5
Gross Carrying Value	63	63.7
Accumulated Amortization	(33.2)	(29.3)
Net Carrying Value	29.8	34.4
Marketing-Related Weighted Average Useful Life For 40 Years [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	40
Gross Carrying Value	43	44.4
Accumulated Amortization	(5.9)	(5)
Net Carrying Value	37.1	39.4
Customer-Related [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	15
Gross Carrying Value	419.6	427.3
Accumulated Amortization	(198.8)	(173.8)
Net Carrying Value	$ 220.8	$ 253.5

Goodwill And Other Acquisition Intangibles (Estimated Future Amortization Expense For The Next Five Years) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Acquisition Intangibles [Abstract]
2012, Intangibles Amortization Expense	$ 38.2
2013, Intangibles Amortization Expense	37.6
2014, Intangibles Amortization Expense	37.2
2015, Intangibles Amortization Expense	37.1
2016, Intangibles Amortization Expense	$ 31.7

Debt (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Five-Year Revolving Credit Line Due June 2016 [Member]	Dec. 31, 2010 Five-Year Revolving Credit Line Due June 2016 [Member]	Jul. 31, 2009 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2011 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2010 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2009 4.6% Notes Due July 1, 2013 [Member]	Jul. 06, 2009 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2011 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2010 8.95% Notes Due July 1, 2017 [Member]	Oct. 31, 2010 5.5% Notes Due October 1, 2010 [Member]	Jul. 31, 2009 5.5% Notes Due October 1, 2010 [Member]	Dec. 31, 2011 Line Of Credit Facility, Amount Available [Member]	Dec. 31, 2010 Line Of Credit Facility, Amount Available [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 0	$ 0		$ 135,200,000	$ 140,700,000		$ 250,000,000	$ 250,000,000	$ 250,000,000
Interest rate of debt instrument, percentage								4.60%	4.60%	4.60%		8.95%			5.50%
Maturity date of debt instrument					Jun 21, 2016			Jul 1, 2013			Jul 1, 2017	Jul 1, 2017
Carrying value of notes repurchased								5,500,000	16,500,000	16,500,000
Price of notes repurchased							14,600,000	5,900,000	17,300,000	16,900,000					242,800,000
Loss on early extinguishment of debt	8,600,000	300,000	800,000	9,100,000				300,000	800,000	500,000
Proceeds from issuance of unsecured debt											247,700,000
Principal amount of notes repurchased							15,400,000								234,600,000
Accrued interest on repurchased notes							100,000			300,000					3,700,000
Potential extended maturity date					Jun 21, 2019
Annual fees of revolving credit facility					900,000
Line of credit facility, amount available																55,200,000	56,200,000
Remaining principal amount paid down														15,400,000
Line of credit facility, amount outstanding																3,500,000	6,100,000
Revolving credit facility, maximum borrowing capacity					400,000,000
Potential extended revolving credit facility, maximum borrowing capacity					500,000,000
Revolving credit facility, swing line					25,000,000
Borrowings outstanding under revolving credit facility					0	0		135,400,000	141,100,000			249,500,000	249,400,000
Fair value of long-term debt		715,400,000	726,900,000
Weighted average interest rate of debt		6.90%	6.90%
Weighted-average interest rate on short-term borrowings		0.80%	1.20%
Investment income, interest		4,600,000	5,800,000	7,400,000
Interest expense, long-term debt		42,400,000	35,200,000	34,700,000
Capitalized interest		$ 4,600,000	$ 3,100,000

Debt (Components Of Debt) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Five-Year Revolving Credit Line Due June 2016 [Member]	Dec. 31, 2010 Five-Year Revolving Credit Line Due June 2016 [Member]	Dec. 31, 2011 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2010 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2009 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2011 6.0% Notes Due October 1, 2015 [Member]	Dec. 31, 2010 6.0% Notes Due October 1, 2015 [Member]	Jul. 06, 2009 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2011 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2010 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]
Debt Instrument [Line Items]
Long-term Debt, Face			$ 0	$ 0	$ 135,200,000	$ 140,700,000		$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 1,200,000	$ 1,300,000
Long-term Debt, Carrying Value			0	0	135,400,000	141,100,000		249,800,000	249,700,000		249,500,000	249,400,000	1,200,000	1,300,000
Long-term Debt, excluding current maturities, Face Value	636,400,000	642,000,000
Long-term Debt, excluding current maturities, Carrying Value	$ 635,900,000	$ 641,500,000
Interest rate of debt instrument, percentage					4.60%	4.60%	4.60%	6.00%			8.95%
Maturity date of debt instrument			Jun 21, 2016		Jul 1, 2013			Oct 1, 2015		Jul 1, 2017	Jul 1, 2017

Debt (Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt [Abstract]
2012	$ 0
2013	135.4
2014	0
2015	249.8
2016	0
Thereafter	250.7
Total	$ 635.9

Environmental, Contingencies And Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Other Contingencies [Member]	Dec. 31, 2010 Other Contingencies [Member]	Sep. 30, 2009 Other Contingencies [Member] Asbestos Issues [Member]	Dec. 31, 2011 Other Contingencies [Member] Asbestos Issues [Member]	Dec. 31, 2010 Other Contingencies [Member] Asbestos Issues [Member]	Dec. 31, 2011 Other Commitments [Member]	Dec. 31, 2010 Other Commitments [Member]	Dec. 31, 2009 Other Commitments [Member]	Dec. 31, 2011 Environmental Matters [Member]	Dec. 31, 2010 Environmental Matters [Member]	Dec. 31, 2009 Environmental Matters [Member]	Dec. 31, 2011 Environmental Matters [Member] Accrued Expenses [Member]	Dec. 31, 2010 Environmental Matters [Member] Accrued Expenses [Member]	Dec. 31, 2011 Environmental Matters [Member] U.S. Sites [Member]	Dec. 31, 2011 Environmental Matters [Member] European Sites [Member]
Environment Matters and Other Contingencies [Line Items]
Aggregate environmental related accruals											$ 102.3	$ 104.6
Aggregate environmental related accruals, current	10	5.5												10	5.5
Environmental remediation spending											6.2	5.9	4.8
Increase (decrease) in environmental related accruals											5					9.4	(4.4)
Asset retirement obligations, number of sites	30
Asbestos related portion of self-insured and insured contingent liability			53.7	57.4		42.4	43.5
Asbestos related portion of insurance recovery receivable			22.1	24.3		21.8	23.8
Adjustment to asbestos related portion of self-insured and insured contingent liability					5
Adjustment to asbestos related portion of insurance recovery receivable					4.9
Recovery of future asbestos indemnity costs						48.00%
Rental expense under property and equipment leases								11	11.5	13.5
Obligations under long-term agreements								20.2
Obligations under long-term agreements expected to be paid in 2012								13
Outstanding letters of credit								$ 34.7

Environmental, Contingencies And Commitments (Summary Of Changes In Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2010 Previously Owned Building Block Chemicals [Member]	Dec. 31, 2009 Previously Owned Building Block Chemicals [Member]
Environment Matters and Other Contingencies [Line Items]
Beginning balance	$ 36	$ 38.7		$ 7.6	$ 7.3
Liabilities incurred	0	0
Liabilities settled	(1)	(0.1)
Accretion expense	2.6	2.5
Revision in estimated cash flows	(0.1)	(4.2)	[1]
Currency exchange	(0.6)	(0.9)
Ending balance	36.9	36		7.6	7.3
Reversals related to sales of facilities		$ 3.8

[1]	Includes reversals of $3.8 related to sales of facilities.

Environmental, Contingencies And Commitments (Number Of Claimants Involved In Asbestos Claims) (Details) (Asbestos Issues [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asbestos Issues [Member]
Asbestos Claims [Line Items]
Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100
Number of claimants at end of period	8,000	8,000

Environmental, Contingencies And Commitments (Estimated Future Minimum Rental Expenses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Environmental, Contingencies And Commitments [Abstract]
2012	$ 13.1
2013	10
2014	8.9
2015	7.6
2016	7.2
Thereafter	17.1
Total minimum lease payments	$ 63.9

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Income taxes paid		$ 80.3	$ 59.1	$ 30
Undistributed earnings of international subsidiaries		593.9
Valuation allowance		21.4	22.7
Decrease in valuation allowance		1.3	17
Net tax benefit based on favorable resolution of the audit		3.8
Charge to tax expense from continuing operations	8.3
Unrecognized tax benefits		35.5	38.3	37.9
Decrease in liability from current year activity and foreign exchanges		0.1
Liability for payment of interest		6.7	6.6
Unrecognized tax benefits that would impact effective tax rate if recognized		19.6	21.7
Decrease of unrecognized tax benefits		16.7
Non-U.S. [Member]
Income Tax Contingency [Line Items]
Income taxes paid		52.6	41.5	28.9
Tax credit carryforwards		2.4
Net operating loss carryforwards		149.7
Operating loss carry forwards subject to expiration		28.8
Operating loss carry forwards not subject to expiration		120.9
Operating loss carryforwards, expiration dates		2014
U.S. [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards		16.7
Tax credit carryforwards, expiration dates		2019
Net operating loss carryforwards		1.4
Operating loss carryforwards, expiration dates		2012 through 2018
State [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards		13.6
Tax credit carryforwards not subject to expiration		10.3
Tax credit carryforwards, expiration dates		2012
Net operating loss carryforwards		264.1
Operating loss carryforwards, expiration dates		2012 through 2029
Germany [Member]
Income Tax Contingency [Line Items]
Examination years			2004 through 2007	1999 – 2003
Net tax benefit based on favorable resolution of tax audits			1
Italy [Member]
Income Tax Contingency [Line Items]
Examination years				2004 - 2007
Net tax benefit based on favorable resolution of tax audits				3.8
Foreign Net Operating Losses And Other Foreign Deferred Tax Assets [Member]
Income Tax Contingency [Line Items]
Decrease in valuation allowance		0.9	16.7
State Tax Credits And Other State Deferred Tax Assets [Member]
Income Tax Contingency [Line Items]
Decrease in valuation allowance		0.4	0.3
U.S. State Tax Attributes [Member]
Income Tax Contingency [Line Items]
Valuation allowance		21.2	21.6
Foreign Net Operating Losses [Member]
Income Tax Contingency [Line Items]
Valuation allowance		0.2	1.1
Surface Specialties Entities [Member]
Income Tax Contingency [Line Items]
Income taxes paid		$ 0	$ 0	$ 2.1

Income Taxes (Income Tax Provision (Benefit) Based On Earnings (Losses) From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S.	$ 90.7	$ 59.9	$ 15.6
Non-U.S.	142.5	135.4	(35.1)
Earnings (loss) from continuing operations before income taxes	$ 233.2	$ 195.3	$ (19.5)

Income Taxes (Components Of Income Tax Provision (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, U.S. Federal	$ 4.6	$ 0.9	$ (3.3)
Current, Non-U.S.	39	30.6	35.6
Current, Other, principally state	(1.4)	0.5	0.4
Current, Total	42.2	32	32.7
Deferred, U.S. Federal	26.1	25	7.4
Deferred, Non-U.S.	(7.8)	(9.4)	(51.7)
Deferred, Other, principally state	4.3	2.9	2.7
Deferred, Total	22.6	18.5	(41.6)
Total income tax provision (benefit)	$ 64.8	$ 50.5	$ (8.9)

Income Taxes (Reconciliation Of Effective Tax Rate To The U.S. Federal Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal income tax rate	35.00%	35.00%	(35.00%)
Research and development credit	(0.80%)	(0.90%)	(9.30%)
Income subject to other than the federal income tax rate	(4.20%)	(5.00%)	(2.70%)
Change in tax rates	(0.90%)	0.20%	5.80%
State taxes, net of federal benefits	0.70%	0.90%	(13.20%)
Valuation allowance	(0.50%)	(8.20%)	17.70%
Tax law change	0.00%	4.30%	0.00%
Favorable resolution of prior year audits	(1.60%)	(0.50%)	(19.60%)
Other charges, net	0.10%	0.10%	10.50%
Effective tax rate	27.80%	25.90%	(45.80%)

Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Allowance for bad debts	$ 2.2	$ 2.5
Self insurance accruals	19.4	20.4
Operating accruals	5.6	5.8
Environmental accruals	28.2	26.4
Pension and postretirement benefit liabilities	116.8	131
Employee benefit accruals	33	35
Tax credit carry forwards	28	25.1
Net operating losses	58.5	70.5
Inventory	1.4	0
Other	5.3	1.1
Gross deferred tax assets	298.4	317.8
Valuation allowance	(21.4)	(22.7)
Total net deferred tax assets	277	295.1
Inventory	0	(3)
Plants, equipment and facilities	(144.1)	(155.6)
Insurance receivables	(8.1)	(8.8)
Intangibles	(136.8)	(136.6)
Other	(0.9)	(0.8)
Gross deferred tax liabilities	(289.9)	(304.8)
Net deferred tax assets/(liabilities)	$ (12.9)	$ (9.7)

Income Taxes (Roll-Forward Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Balance as of beginning of the year	$ 38.3	$ 37.9
Increase due to tax positions related to current periods	3.5	3.2
Increase due to tax positions related to prior periods	0.8	1.5
Decrease due to tax positions related to current periods	(0.3)	0
Decrease due to tax positions related to prior periods	(6.6)	(3.6)
Settlements	0	0
Foreign exchange	(0.2)	(0.7)
Balance as of the end of the year	$ 35.5	$ 38.3

Income Taxes (Open Tax Years) (Details)	12 Months Ended
	Dec. 31, 2010 Germany [Member]	Dec. 31, 2009 Germany [Member]	Dec. 31, 2009 Italy [Member]	Dec. 31, 2011 Belgium [Member]
Income Tax Contingency [Line Items]
Examination years	2004 through 2007	1999 – 2003	2004 - 2007	2008 and 2009

Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2008 Pension Plans [Member]	Dec. 31, 2011 Postretirement Plans [Member]	Dec. 31, 2010 Postretirement Plans [Member]	Dec. 31, 2009 Postretirement Plans [Member]	Dec. 31, 2008 Postretirement Plans [Member]	Dec. 31, 2011 U.S. Pension Plans [Member]	Dec. 31, 2010 U.S. Pension Plans [Member]	Dec. 31, 2011 Non-U.S. Pension Plans [Member]	Dec. 31, 2011 U.S. Postretirement Plans [Member]	Dec. 31, 2010 U.S. Postretirement Plans [Member]	Dec. 31, 2011 U.S. Pension And Postretirement Plan [Member]	Dec. 31, 2010 U.S. Pension And Postretirement Plan [Member]	Dec. 31, 2011 Non U.S. Plans [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Equity Securities [Member] U.S. Pension Plans [Member]	Dec. 31, 2010 Equity Securities [Member] U.S. Pension Plans [Member]	Dec. 31, 2011 Equity Securities [Member] Non-U.S. Pension Plans [Member]	Dec. 31, 2011 Equity Securities [Member] U.S. Postretirement Plans [Member]	Dec. 31, 2010 Equity Securities [Member] U.S. Postretirement Plans [Member]	Dec. 31, 2011 Fixed Income Securities [Member] U.S. Pension Plans [Member]	Dec. 31, 2010 Fixed Income Securities [Member] U.S. Pension Plans [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Non-U.S. Pension Plans [Member]	Dec. 31, 2011 Fixed Income Securities [Member] U.S. Postretirement Plans [Member]	Dec. 31, 2010 Fixed Income Securities [Member] U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset investment period																		5	10
Target allocations of bonds, minimum																	50.00%
Target allocations of bonds, maximum												70.00%
Historical long-term asset mix examined, minimum										40.00%
Historical long-term asset mix examined, maximum										60.00%
Target allocations of equity securities, minimum										40.00%							30.00%
Target allocations of equity securities, maximum										60.00%		50.00%
Target allocations of other investments, minimum																	0.00%
Target allocations of other investments, maximum												15.00%
Expected percentage of long term average annual return													7.00%	7.25%
Historical long-term average return, minimum																				8.00%					5.00%
Historical long-term average return, maximum																				10.00%					7.00%
Expected percentage of long term weighted average return										7.25%	7.50%	5.70%										7.50%					5.00%
Medicare Part D subsidies						$ 1.2	$ 2.1	$ 2.2
Assumed allocation percentage of asset																				50.00%	60.00%	30.00%	50.00%	55.00%	50.00%	40.00%	70.00%	50.00%	45.00%
Expected percentage of long term investment return																				8.50%	8.50%				6.00%	6.00%
Healthcare cost trend rate assumed for next year	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%
Year that the rate reaches the ultimate trend rate	2017
Target allocation percentage of long term investment	95.00%
Target allocation percentage of short term investment	5.00%
Target allocation percentage of equity securities						50.00%				40.00%
Target allocation percentage of U.S. Treasury securities						50.00%				60.00%
Fair value of plan assets		$ 834.4	$ 751.2	$ 635.6	$ 563.9	$ 28.8	$ 37.7	$ 44.6	$ 46.5						$ 706.2	$ 628.4

Employee Benefit Plans (Summary Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2011 Postretirement Plans [Member]	Dec. 31, 2010 Postretirement Plans [Member]	Dec. 31, 2009 Postretirement Plans [Member]	Dec. 31, 2011 Minimum [Member] Pension Plans [Member]	Dec. 31, 2010 Minimum [Member] Pension Plans [Member]	Dec. 31, 2009 Minimum [Member] Pension Plans [Member]	Dec. 31, 2011 Maximum [Member] Pension Plans [Member]	Dec. 31, 2010 Maximum [Member] Pension Plans [Member]	Dec. 31, 2009 Maximum [Member] Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 8.8	$ 9.1	$ 9.6	$ 1	$ 1.2	$ 1.3
Interest cost		49.1	48.8	50.6	11.9	11.5	11.8
Expected return on plan assets		(52.2)	(48.5)	(48.5)	(2.9)	(3.6)	(3.7)
Net amortization		20.6	17.6	15.1	(5.7)	(10)	(10.6)
Curtailment/Settlement	1	1.2	0.8	11.2	(1.1)	0	0
Net periodic expense (credit)		$ 27.5	$ 27.8	$ 38	$ 3.2	$ (0.9)	$ (1.2)
Weighted-average assumptions used to determine net periodic costs, during the year, Discount rate		5.30%	5.70%	5.80%	5.00%	5.40%	6.00%
Weighted-average assumptions used to determine net periodic costs, during the year, Expected return on plan assets		7.10%	7.10%	6.90%	7.00%	7.25%	7.00%
Weighted-average assumptions used to determine net periodic costs, during the year, Rate of compensation increase								2.50%	2.50%	2.50%	5.00%	10.00%	10.00%
Weighted-average assumptions used to determine benefit obigations, end of the year, Discount rate		4.70%	5.30%	5.70%	4.30%	5.00%	5.40%
Weighted-average assumptions used to determine benefit obigations, end of the year, Rate of compensation increase								2.50%	2.50%	2.50%	5.00%	10.00%	10.00%

Employee Benefit Plans (Changes In Benefit Obligations And Change In Plan Assets) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Pension Plans [Member]		Dec. 31, 2010 Pension Plans [Member]		Dec. 31, 2009 Pension Plans [Member]		Dec. 31, 2011 Postretirement Plans [Member]		Dec. 31, 2010 Postretirement Plans [Member]		Dec. 31, 2009 Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1			$ 933.5		$ 869.9		$ 859.2		$ 233.8		$ 212.7		$ 200.3
Service cost			8.8		9.1		9.6		1		1.2		1.3
Interest cost			49.1		48.8		50.6		11.9		11.5		11.8
Amendments			2.2	[1]	0	[1]	6.5	[1]	(34.7)	[1]	0	[1]	0	[1]
Translation difference			(5.3)		(9.4)		13.6		(0.1)		0.2		0.7
Participant contributions			0.7		0.6		0.7		4.2		4.2		4.2
Actuarial losses			60.2		60.9		36.4		28.5		29.6		18.9
Benefits paid			(45)		(42.7)		(43.6)		(24.3)		(25.6)		(24.5)
Curtailments/settlements			(8.6)	[2]	(3.7)	[2]	(63.1)	[2]	(0.4)	[2]	0	[2]	0	[2]
Benefit obligation at December 31			995.6		933.5		869.9		219.9		233.8		212.7
Accumulated benefit obligation at December 31			962.7		895		827		0		0		0
Balance, beginning of year			751.2		635.6		563.9		37.7		44.6		46.5
Actual return on plan assets			70.5		83.1		111.4		2.4		3.5		8.7
Company contributions			63.9	[3]	83.3	[3]	53	[3]	10.1	[3]	13.1	[3]	11.9	[3]
Translation difference			(3.2)		(5)		12.3		0		0		0
Curtailments/Settlements			(3.7)	[2]	(3.7)	[2]	(62.1)	[2]	0	[2]	0	[2]	0	[2]
Benefits paid			(45)		(42.7)		(43.6)		(25.6)		(27.7)		(26.7)
Balance, end of year			834.4		751.2		635.6		28.8		37.7		44.6
Settlement loss		12.2
Curtailment gain	1		1.2		0.8		11.2		(1.1)		0		0
Contribution to pension plans in shares		1,184,273
Contribution to pension plans in shares, fair value		$ 22.5

[1]	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan ("EGWP") and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.
[2]	Represents various curtailments and settlements. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated statements of income. In December 2009, we irrevocably transferred the liability and plan assets associated with the accrued benefits of all inactive participants of our defined benefit pension plan in the Netherlands to an insurance company, resulting in a settlement loss of $12.2 due to recognition of actuarial losses previously recorded in other comprehensive loss.
[3]	The 2009 contributions to our pension plans include a contribution of 1,184,273 shares of Cytec common stock to our U.S. plans on May 13, 2009, which had a fair value of $22.5.

Employee Benefit Plans (Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (15.7)	$ (17)
Noncurrent liabilities	(337.4)	(364.2)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	834.4	751.2	635.6	563.9
Benefit obligations	(995.6)	(933.5)	(869.9)	(859.2)
Funded status	(161.2)	(182.3)	(234.3)
Noncurrent asset	0.8	2.8	3.1
Current liabilities	(4.8)	(4.8)	(4.5)
Noncurrent liabilities	(157.2)	(180.3)	(232.9)
Total amount recognized	(161.2)	(182.3)	(234.3)
Net actuarial losses	281.9	263.8	255.7
Prior service (credits)/costs	3.5	1.3	1.8
Transition obligation	0.1	0.1	0.1
Total	285.5	265.2	257.6
AOCI, beginning of year	265.2	257.6	304.7
Current year actuarial (gain)/loss	41.6	26.4	(20.1)
Current year prior service costs/(credits)	2.2	(0.4)	(0.7)
Curtailments/settlements	(3)	(0.8)	(11.2)
Amortization of actuarial gain/(loss)	(20.5)	(17.5)	(14.7)
Amortization of prior service (cost)/credit	0	(0.1)	(0.4)
AOCI, end of year	285.5	265.2	257.6
Estimated amortization to be recognized in accumulated other comprehensive income, Net actuarial loss	26.3
Estimated amortization to be recognized in accumulated other comprehensive income, Prior service cost/(credit)	0.4
Estimated amortization to be recognized in accumulated other comprehensive income, Total	26.7
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28.8	37.7	44.6	46.5
Benefit obligations	(219.9)	(233.8)	(212.7)	(200.3)
Funded status	(191.1)	(196.1)	(168.1)
Noncurrent asset	0	0	0
Current liabilities	(10.9)	(12.2)	(12.2)
Noncurrent liabilities	(180.2)	(183.9)	(155.9)
Total amount recognized	(191.1)	(196.1)	(168.1)
Net actuarial losses	84.2	58.2	29.1
Prior service (credits)/costs	(35.2)	(11.2)	(21.6)
Transition obligation	0	0	0
Total	49	47	7.5
AOCI, beginning of year	47	7.5	(17.1)
Current year actuarial (gain)/loss	30.3	29.6	14
Current year prior service costs/(credits)	(34.7)	(0.1)	0
Curtailments/settlements	0.7	0	0
Amortization of actuarial gain/(loss)	(3.9)	(0.6)	0
Amortization of prior service (cost)/credit	9.6	10.6	10.6
AOCI, end of year	49	47	7.5
Estimated amortization to be recognized in accumulated other comprehensive income, Net actuarial loss	6.2
Estimated amortization to be recognized in accumulated other comprehensive income, Prior service cost/(credit)	(4.3)
Estimated amortization to be recognized in accumulated other comprehensive income, Total	$ 1.9

Employee Benefit Plans (Change In Assumed Healthcare Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
1% Increase, Approximate effect on the total of service and interest cost components of other postretirement benefit cost	$ 0.8	$ 0.8
1% Increase, Approximate effect on accumulated postretirement benefit obligation	14.7	15.6
1% Decrease, Approximate effect on the total of service and interest cost components of other postretirement benefit cost	(0.8)	(0.8)
1% Decrease, Approximate effect on accumulated postretirement benefit obligation	$ (13.5)	$ (15)

Employee Benefit Plans (Plans With Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (888.2)	$ (826.7)
Accumulated benefit obligation	(872.4)	(807.6)
Fair value of plan assets	739.5	658
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(767.9)	(699.9)
Accumulated benefit obligation	(759.9)	(689.5)
Fair value of plan assets	677.4	590.7
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(120.3)	(126.8)
Accumulated benefit obligation	(112.5)	(118.1)
Fair value of plan assets	$ 62.1	$ 67.3

Employee Benefit Plans (Target Allocation By Asset Category) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity Securities	40.00%
Target Allocation, Fixed Income	60.00%
Percentage of Plan Assets, Equity Securities	27.00%	53.00%
Percentage of Plan Assets, Fixed Income	73.00%	47.00%
Percentage of Plan Assets, Total	100.00%	100.00%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity Securities	50.00%
Target Allocation, Fixed Income	50.00%
Target Allocation, Total	100.00%
Percentage of Plan Assets, Equity Securities	52.00%	62.00%
Percentage of Plan Assets, Fixed Income	48.00%	38.00%
Percentage of Plan Assets, Total	100.00%	100.00%
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets, Equity Securities	31.00%	36.00%
Percentage of Plan Assets, Fixed Income	51.00%	47.00%
Percentage of Plan Assets, Cash and other	18.00%	17.00%
Percentage of Plan Assets, Total	100.00%	100.00%
Scenario, Forecast [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity Securities	40.00%
Target Allocation, Fixed Income	60.00%
Target Allocation, Total	100.00%
Scenario, Forecast [Member] | Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, Equity Securities	31.00%
Target Allocation, Fixed Income	53.00%
Target Allocation, Cash and other	16.00%
Target Allocation, Total	100.00%

Employee Benefit Plans (Fair Value Of Pension Assets By Asset Category) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																																																																																																12 Months Ended
	Dec. 31, 2011 Traded Government Bonds [Member]	Dec. 31, 2010 Traded Government Bonds [Member]	Dec. 31, 2011 Corporate Bonds [Member]	Dec. 31, 2010 Corporate Bonds [Member]	Dec. 31, 2011 Mortgage-Backed Securities [Member]	Dec. 31, 2010 Mortgage-Backed Securities [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2008 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2010 Pension Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2010 Pension Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] Balanced Fund [Member]		Dec. 31, 2010 Pension Plans [Member] Balanced Fund [Member]		Dec. 31, 2011 Pension Plans [Member] Balanced Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] Balanced Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Balanced Fund [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] Balanced Fund [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Balanced Fund [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] Balanced Fund [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate Fund [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate Fund [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member]	Dec. 31, 2010 Pension Plans [Member] Insurance Assets [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Insurance Assets [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Insurance Assets [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Other Investments [Member]		Dec. 31, 2010 Pension Plans [Member] Other Investments [Member]		Dec. 31, 2011 Pension Plans [Member] Other Investments [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] Other Investments [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Other Investments [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] Other Investments [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Other Investments [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] Other Investments [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] Company Stock [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Company Stock [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Pension Plans [Member] Company Stock [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member]		Dec. 31, 2010 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] Equity Funds [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member]		Dec. 31, 2010 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member]		Dec. 31, 2011 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Pension Plans [Member] International Equity Funds [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Non-U.S. Pension Plans [Member] Equity Securities [Member]	Dec. 31, 2011 Non-U.S. Pension Plans [Member] Traded Government Bonds [Member]	Dec. 31, 2011 Non-U.S. Pension Plans [Member] Corporate Bonds [Member]	Dec. 31, 2011 Non-U.S. Pension Plans [Member] International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total							$ 834.4	$ 751.2	$ 635.6	$ 563.9	$ 447.7	$ 560.2	$ 367.9	$ 173.8	$ 18.8	$ 17.2	$ 43.9	$ 12	$ 43.9	$ 12	$ 0	$ 0	$ 0	$ 0	$ 507.8	[1]	$ 309.8	[1]	$ 200.2	[1]	$ 265.5	[1]	$ 307.6	[1]	$ 44.3	[1]	$ 0	[1]	$ 0	[1]	$ 22.5	[2]	$ 23.1	[2]	$ 22.5	[2]	$ 23.1	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 2.7	$ 3	$ 0	$ 0	$ 0	$ 0	$ 2.7	$ 3	$ 16.1	$ 14.2	$ 0	$ 0	$ 0	$ 0	$ 16.1	$ 14.2	$ 33.3	[3]	$ 38.5	[3]	$ 0	[3]	$ 0	[3]	$ 33.3	[3]	$ 38.5	[3]	$ 0	[3]	$ 0	[3]	$ 52.9	$ 62.8	$ 52.9	$ 62.8	$ 0	$ 0	$ 0	$ 0	$ 133.5	[4]	$ 198.3	[4]	$ 128.2	[4]	$ 196.8	[4]	$ 5.3	[4]	$ 1.5	[4]	$ 0	[4]	$ 0	[4]	$ 21.7	[5]	$ 89.5	[5]	$ 0	[5]	$ 0	[5]	$ 21.7	[5]	$ 89.5	[5]	$ 0	[5]	$ 0	[5]
Percentage of investment in diversified portfolio	38.00%	61.00%	62.00%	35.00%	0.00%	4.00%																																																																																																																											16.00%	24.00%	24.00%	36.00%

[1]	Funds which invest in a diversified portfolio of publicly traded government bonds, corporate bonds and mortgage-backed securities, approximately 38%, 62%, and 0%, respectively, as of December 31, 2011, and approximately 61%, 35%, and 4%, respectively, as of December 31, 2010. There are no restrictions on these investments.
[2]	Represents non-U.S. entity plan assets invested in a pooled publicly traded fund with underlying investments in a diversified portfolio of securities comprised of approximately 16% U.S. equities, 36% international equities, 24% corporate bonds, and 24% government bonds. There are no restrictions on these investments.
[3]	Represents non-U.S. entity plan assets invested in a fund that invests in funds with underlying investments comprised of equity and debt securities, all of which have publicly available quoted market prices.
[4]	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
[5]	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.

Employee Benefit Plans (Fair Value Measurement Of Plan Assets Using Significant Unobservable Inputs) (Details) (Pension Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Insurance Assets [Member]	Dec. 31, 2010 Insurance Assets [Member]	Dec. 31, 2011 Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Real Estate Funds [Member] Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 834.4	$ 751.2	$ 635.6	$ 563.9	$ 17.2	$ 16.1	$ 14.2	$ 14.2	$ 3
Assets held at end of year					1.2			0.9	0.3
Assets sold during the year					(0.6)			0	(0.6)
Purchases, sales and settlements					0			0	0
Transfers in/(out)					1			1	0
Balance, end of year	$ 834.4	$ 751.2	$ 635.6	$ 563.9	$ 18.8	$ 16.1	$ 14.2	$ 16.1	$ 2.7

Employee Benefit Plans (Fair Value Of Postretirement Plan Assets By Asset Category) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																			12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2011 Postretirement Plans [Member]	Dec. 31, 2010 Postretirement Plans [Member]	Dec. 31, 2009 Postretirement Plans [Member]	Dec. 31, 2008 Postretirement Plans [Member]	Dec. 31, 2011 Postretirement Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2010 Postretirement Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2011 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Postretirement Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Postretirement Plans [Member] Equity Funds [Member]		Dec. 31, 2010 Postretirement Plans [Member] Equity Funds [Member]		Dec. 31, 2011 Postretirement Plans [Member] Equity Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Equity Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Equity Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Equity Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2010 Postretirement Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2011 Postretirement Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Postretirement Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Postretirement Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 International Index Fund [Member]	Dec. 31, 2010 International Index Fund [Member]	Dec. 31, 2011 S&P 500 Index Fund [Member]	Dec. 31, 2010 S&P 500 Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total		$ 28.8	$ 37.7	$ 44.6	$ 46.5	$ 28.8	$ 37.7	$ 0	$ 0	$ 0	$ 0	$ 0.8	$ 2	$ 0.8	$ 2	$ 0	$ 0	$ 0	$ 0	$ 14.9	[1]	$ 23.2	[1]	$ 14.9	[1]	$ 23.2	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 13.1	[2]	$ 12.5	[2]	$ 13.1	[2]	$ 12.5	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]
Percentage Of Investment In Public Traded Funds																																																				21.00%	40.00%	79.00%	60.00%
Investment Weighted Maturity Period, Minimum	3
Investment Weighted Maturity Period, Maximum	10

[1]	Investments in publicly traded funds: 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011, and 60% invested in an S&P 500 index fund and 40% invested in an international index fund for Europe and Asia as of December 31, 2010.
[2]	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

Employee Benefit Plans (Expected Employer Contributions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Employer Contributions	$ 31.8
U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Employer Contributions	11
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Employer Contributions	8.9
Non-U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Employer Contributions	$ 0.2

Employee Benefit Plans (Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 16.9
2013	17.1
2014	17.4
2015	17.5
2016	17.5
2017-2021	82.5
Non-U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	0.2
2013	0.2
2014	0.2
2015	0.2
2016	0.3
2017-2021	1.7
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	36.8
2013	38.6
2014	40.2
2015	41.8
2016	43.4
2017-2021	240
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	9.5
2013	9
2014	9.9
2015	10.7
2016	11
2017-2021	$ 67.6

Employee Benefit Plans (Amount Expensed Related To Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts expensed related to plans	$ 20.5	$ 21.3	$ 15.5
Non-U.S. Others [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts expensed related to plans	$ 5.1	$ 4.6	$ 4.1

Accrued Expenses (Schedule Of Accrued Expenses) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses [Abstract]
Employee benefits	$ 47.6	$ 60.5
Pension and other postretirement employee benefits	15.7	17
Salaries and wages	27.8	27.3
Taxes other than income taxes	10.3	10.5
Environmental	10	5.5
Interest, excluding interest on uncertain tax positions	18.1	18.7
Restructuring costs	8.4	13.9
Customer rebates	17.8	15.6
All other	58.5	54.2
Total	$ 214.2	$ 223.2

Common Stock And Preferred Stock (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended												12 Months Ended
	Dec. 08, 2011	Apr. 16, 2009	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock And Preferred Stock [Abstract]
Common stock, shares authorized			150,000,000				150,000,000								150,000,000	150,000,000
Common stock, par value			$ 0.01				$ 0.01								$ 0.01	$ 0.01
Common stock, shares outstanding			45,508,838												45,508,838
Dividends per common share declared and paid			$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.125	$ 0.5	$ 0.05	$ 0.16
Cash dividends paid															$ 24.3	$ 2.5	$ 7.7
Percentage of reduction in quarterly dividend		90.00%
Dividends declared, amount per share			$ 0.125												$ 0.125
Dividends declared, date															Jan 31, 2012
Dividends payable, date															Feb 24, 2012
Dividends payable, date of record															Feb 10, 2012
Stock repurchased during period, shares															4,280,000
Stock repurchased during period, value															196.1	0	0
Remaining stock authorized under stock buyback program															197.9
Buyback authorization amount	$ 200

Common Stock And Preferred Stock (Summary Of Changes In Common Stock Issued And Treasury Stock) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock And Preferred Stock [Line Items]
Issuance - pension plan contribution			1,184,273
Purchase of treasury stock	4,280,000
Common Stock [Member]
Common Stock And Preferred Stock [Line Items]
Balance at beginning of year	49,445,350	49,316,913	48,132,640
Issuance - pension plan contribution			1,184,273
Issuance pursuant to stock option and stock-SARS plan	122,983	121,969
Issuance of deferred shares	17,865	6,468
Balance at end of year	49,586,198	49,445,350	49,316,913
Treasury Stock [Member]
Common Stock And Preferred Stock [Line Items]
Balance at beginning of year	767	594,134	1,069,423
Purchase of treasury stock	4,280,000
Issuance pursuant to stock option and stock-SARS plan	(178,352)	(547,253)	(312,609)
Awards of restricted stock	(12,384)	(14,390)	(38,380)
Issuance of deferred shares	(12,671)	(31,724)	(124,300)
Balance at end of year	4,077,360	767	594,134

Operations By Segment And Geographic Areas And Identifiable Assets (Selected Information In Relation To Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Intersegment net sales	$ (0.9)	$ (1.1)	$ (0.8)
Total net sales	3,074	2,749.4	2,430.1
Earnings from operations	272.5	233.9	15.5
Total assets	3,536.7	3,673.9	3,559.4
Engineered Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	789.2	660.2	619.2
Intersegment net sales	0	0	0
Total net sales	789.2	660.2	619.2
Earnings from operations	124.9	107.1	88
Percentage of sales	15.80%	16.20%	14.20%
Total assets	934.2	806.3	724.8
Capital expenditures	36	54.4	127.4
Depreciation and amortization	20.9	15.8	13.7
In-Process Separation [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	339.5	292.2	265.8
Intersegment net sales	0	0	0
Total net sales	339.5	292.2	265.8
Earnings from operations	69.7	55.2	34.6
Percentage of sales	20.50%	18.90%	13.00%
Total assets	311.1	308	307.3
Capital expenditures	17.6	9.7	8.8
Depreciation and amortization	14.4	13.2	12.9
Additive Technologies [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	287.2	271	245.7
Intersegment net sales	0.9	1.1	0.8
Total net sales	288.1	272.1	246.5
Earnings from operations	39.4	40.3	10.7
Percentage of sales	13.70%	14.80%	4.30%
Total assets	199.4	206.5	224.6
Capital expenditures	16.1	9.3	3.3
Depreciation and amortization	11.2	9.3	11.4
Coating Resins [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	1,657.2	1,524.9	1,298.6
Intersegment net sales	0	0	0
Total net sales	1,657.2	1,524.9	1,298.6
Earnings from operations	69.2	73.3	5.4
Percentage of sales	4.20%	4.80%	0.40%
Total assets	1,508.8	1,671.9	1,736.6
Capital expenditures	42.4	38.7	28.5
Depreciation and amortization	88.8	82.7	117.2
Total Segments [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	3,073.1	2,748.3	2,429.3
Intersegment net sales	0.9	1.1	0.8
Total net sales	3,074	2,749.4	2,430.1
Earnings from operations	303.2	275.9	138.7
Percentage of sales	9.90%	10.00%	5.70%
Total assets	2,953.5	2,992.7	2,993.3
Capital expenditures	112.1	112.1	168
Depreciation and amortization	$ 135.3	$ 121	$ 155.2

Operations By Segment And Geographic Areas And Identifiable Assets (Reconciliation Of Selected Segment Information To Corresponding Amounts Contained In Consolidated Financial Statements) (Details) (USD $)
In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2009		Jun. 30, 2009	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Segment Reporting Information [Line Items]
Net sales from segments				$ 3,074		$ 2,749.4		$ 2,430.1
Elimination of intersegment revenue				(0.9)		(1.1)		(0.8)
Total consolidated net sales				3,073.1		2,748.3		2,429.3
Total consolidated earnings from operations				272.5		233.9		15.5
Other assets	566.1	[1]		583.2	[1]	681.2	[1]	566.1	[1]
Total consolidated assets	3,559.4			3,536.7		3,673.9		3,559.4
Decrease in environmental related accruals				3.9
Restructuring charge				21.6		8.8		90.4
Accelerated depreciation				0.7
Gains (losses) on sales of assets pre-tax				3.3		0		0.2
Net loss related to exit of polyurethane product line	1		(1.4)	34.6		0		0
Cash and cash equivalents	261.7			415.8		383.3		261.7		55.3
Earnings From Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated earnings from operations				303.2		275.9		138.7
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Total consolidated earnings from operations				(30.7)	[2]	(42)	[2]	(123.2)	[2]
Assets From Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	2,993.3			2,953.5		2,992.7		2,993.3
Previously Owned Building Block Chemicals [Member]
Segment Reporting Information [Line Items]
Assets held for sale	154.3					164.4		154.3
European Sites [Member]
Segment Reporting Information [Line Items]
Restructuring charge						3.2
Mt. Pleasant, Tennessee Facility [Member]
Segment Reporting Information [Line Items]
Restructuring charge						5.5
Polyurethane Product Line [Member]
Segment Reporting Information [Line Items]
Restructuring charge								1.4
Specialty Chemicals Segments [Member]
Segment Reporting Information [Line Items]
Restructuring charge								$ 90.2

[1]	At December 31, 2011, 2010, and 2009, this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.
[2]	2011 includes net pre-tax charges of $21.6 for restructuring charges primarily related to our Coating Resins segment, benefits of $3.9 primarily related to a favorable adjustment to environmental accruals at a certain European site, a gain on the sale of assets of a certain Latin American subsidiary for $3.3, and accelerated depreciation of $0.7 for the sale of our Stamford facility treated as a financing transaction. 2010 includes a net pre-tax charge of $3.2 for various restructuring initiatives including consolidation and a closure of manufacturing operations in Europe. Also includes a pre-tax charge of $5.5 related to the exit of certain phosphorus derivative products at our Mt. Pleasant, TN facility. 2009 includes a pre-tax charge of $90.2 for various manufacturing and organizational restructuring initiatives across the Specialty Chemical segments and Engineered Materials segment and within corporate operations as well as restructuring charges related to the shared services initiative. 2009 also includes a net loss of $1.4 related to the exit of the polyurethane product line in Europe and Asia.

Operations By Segment And Geographic Areas And Identifiable Assets (Operations By Geographic Areas) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 3,073.1		$ 2,748.3		$ 2,429.3
U.S. exports included in net sales above	241.6		211.2		188.7
Total Identifiable Assets	2,633.6		2,575.7		2,634.6
Equity in net assets of and advances to associated companies	19.2		19.7		21.5
Total assets	3,536.7		3,673.9		3,559.4
Cash and cash equivalents	415.8		383.3		261.7		55.3
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	1,017.4		906.1		810.5
Total Identifiable Assets	1,215.1		1,158.8		1,155.6
Other Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	276.8		242.1		212.8
U.S. exports included in net sales above	104.6		86.4		75.6
Total Identifiable Assets	150.5		156.6		159.2
Asia / Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	562.2		517.6		433.2
U.S. exports included in net sales above	52.8		49.7		42
Total Identifiable Assets	307.8		266.5		241.5
Europe, Middle East, And Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	1,216.7		1,082.5		972.8
U.S. exports included in net sales above	84.2		75.1		71.1
Total Identifiable Assets	960.2		993.8		1,078.3
Corporate Unallocated [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	883.9	[1]	1,078.5	[1]	903.3	[1]
Previously Owned Building Block Chemicals [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets held for sale			$ 164.4		$ 154.3

[1]	At December 31, 2011, 2010, and 2009, this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.

Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Environmental accruals, remediation spending	$ 6.2		$ 5.9		$ 4.8
Environmental accruals, currency exchange	1.1		2.1		1.6
Environmental accruals, reclassification					1.8
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	22.7		39.7		35.4
Additions or (deductions) charged or (credited) to expenses	(1.3)		(17)		4.3
Other additions or (deductions)	0		0		0
Balance	21.4		22.7		39.7
Environmental Accruals [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	104.6		105.4		101.1
Additions or (deductions) charged or (credited) to expenses	5		7.2		5.7
Other additions or (deductions)	(7.3)	[1]	(8)	[2]	(1.4)	[3]
Balance	102.3		104.6		105.4
Continuing Operations [Member] | Doubtful Accounts Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	4.2		5.8		5.9
Additions or (deductions) charged or (credited) to expenses	0.8		0		0
Other additions or (deductions)	0		(1.6)	[4]	(0.1)	[4]
Balance	5		4.2		5.8
Discontinued Operations [Member] | Doubtful Accounts Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance			0.8		0.3
Additions or (deductions) charged or (credited) to expenses			0		0.5
Other additions or (deductions)			(0.8)	[4]	0	[4]
Balance			$ 0		$ 0.8

[1]	Comprised of environmental remediation spending of $6.2 and currency exchange of $1.1.
[2]	Comprised of environmental remediation spending of $5.9 and currency exchange of $2.1.
[3]	Comprised of environmental remediation spending of $4.8, currency exchange of $1.6, and a reclassification of environmental related restructuring accrual of $1.8 to environmental accruals.
[4]	Principally bad debts written off partially offset by currency exchange.